UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21944
First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust STOXX®
European Select Dividend Index Fund
FDD | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust STOXX® European Select Dividend Index Fund (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust STOXX® European Select Dividend Index Fund	$65	0.59%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.98% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Europe Index, which returned 25.23% for the same Period.
The United Kingdom (“UK”) had the greatest allocation in the Fund with a weight of 23.7%. The allocation to the UK contributed the most to the Fund’s performance of any country with an 8.3% contribution to the Fund’s return. With a weight of 5.4%, Norway was the country with the most negative contribution to the Fund’s return with -1.4% in performance contribution. The Fund’s currency exposure had a 7.1% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust STOXX® European Select Dividend Index Fund	20.98%	4.97%	4.11%
STOXX® Europe Select Dividend 30 Index	20.96%	5.26%	4.39%
STOXX® Europe 600 Index	25.67%	8.98%	5.74%
MSCI Europe Index	25.23%	8.90%	5.59%
Visit www.ftportfolios.com/etf/FDD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$159,971,431
Total number of portfolio holdings	31
Total advisory fee paid	$660,109
Portfolio turnover rate	43%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NatWest Group PLC	5.3%
ABN AMRO Bank N.V.	4.9%
HSBC Holdings PLC	4.8%
ING Groep N.V.	4.8%
IG Group Holdings PLC	4.6%
Taylor Wimpey PLC	4.4%
Legal & General Group PLC	4.1%
Rio Tinto PLC	3.9%
NN Group N.V.	3.8%
Tele2 AB, Class B	3.8%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.

First Trust Alerian
Disruptive Technology Real Estate ETF
DTRE | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DTRE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian Disruptive Technology Real Estate ETF	$66	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.88% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI World Real Estate Index, which returned 31.74% for the same Period.
The United States was the country with the greatest allocation in the Fund during the Period with an average weight of 75.9%. The allocation to the United States contributed the most to the Fund’s performance of any country with a 16.2% contribution. No country had a material negative return contribution to the Fund’s performance. The Fund’s currency exposure had a 1.4% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Alerian Disruptive Technology Real Estate ETF	18.88%	0.41%	3.65%
Alerian Disruptive Technology Real Estate Index(1) (2)	18.78%	N/A	N/A
FTSE EPRA/NAREIT Developed Index	30.20%	2.37%	5.04%
S&P Global REIT Index	30.43%	2.54%	4.92%
MSCI World REIT Index	33.56%	3.52%	6.16%
MSCI World Real Estate Index(2)	31.74%	2.74%	N/A
MSCI World Index	32.43%	13.04%	10.07%
(1)
On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Visit www.ftportfolios.com/etf/DTRE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$19,544,650
Total number of portfolio holdings	27
Total advisory fee paid	$116,594
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Crown Castle, Inc.	7.1%
SBA Communications Corp.	7.0%
American Tower Corp.	6.9%
Equinix, Inc.	6.8%
Prologis, Inc.	6.4%
Digital Realty Trust, Inc.	6.3%
Mapletree Logistics Trust	4.6%
First Industrial Realty Trust, Inc.	4.4%
STAG Industrial, Inc.	4.2%
Americold Realty Trust, Inc.	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DTRE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Alerian and Alerian Disruptive Technology Real Estate Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust Dow Jones
Global Select Dividend Index Fund
FGD | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Global Select Dividend Index Fund	$63	0.56%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.83% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI World Index, which returned 32.43% for the same Period.
The country with the greatest allocation in the Fund was Canada with a weight of 13.5%. However, the country with the greatest contribution to the Fund’s return was South Korea with a performance contribution of 5.5%. The country with the most negative contribution to the Fund’s return was Norway with -0.4%. The Fund’s currency exposure had a 4.1% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Dow Jones Global Select Dividend Index Fund	24.83%	7.55%	4.68%
Dow Jones Global Select Dividend Index	25.09%	7.86%	4.88%
Dow Jones World Developed Markets IndexSM	31.74%	12.74%	10.01%
MSCI World Index	32.43%	13.04%	10.07%
Visit www.ftportfolios.com/etf/FGD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$566,743,125
Total number of portfolio holdings	100
Total advisory fee paid	$2,286,619
Portfolio turnover rate	36%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hapag-Lloyd AG	3.3%
Fortum Oyj	1.8%
CaixaBank S.A.	1.7%
D/S Norden A/S	1.7%
Phoenix Group Holdings PLC	1.6%
Altria Group, Inc.	1.6%
British American Tobacco PLC	1.6%
Telia Co., AB	1.5%
Bankinter S.A.	1.4%
Peyto Exploration & Development Corp.	1.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Global Wind Energy ETF
FAN | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Global Wind Energy ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Wind Energy ETF	$68	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.18% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI World Index, which returned 32.43% for the same Period.
The Utilities sector received the greatest allocation of any sector in the Fund with an average weight of 58.0% during the Period. However, the greatest contribution to the Fund’s return of 15.5% came from the Industrials sector with a 37.1% weight in the Fund. No sectors had a materially negative contribution to the Fund’s return. The Fund’s currency exposure had a 3.8% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Global Wind Energy ETF	26.18%	8.40%	7.21%
ISE Clean Edge Global Wind EnergyTM Index	27.22%	9.29%	8.08%
Russell 3000® Index	35.19%	15.26%	12.83%
MSCI World Index	32.43%	13.04%	10.07%
Visit www.ftportfolios.com/etf/FAN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$196,539,987
Total number of portfolio holdings	54
Total advisory fee paid	$647,458
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Orsted A/S	7.9%
EDP Renovaveis S.A.	7.3%
Vestas Wind Systems A/S	6.6%
Northland Power, Inc.	5.6%
Bank of America Corp.	4.4%
JPMorgan Chase & Co.	4.2%
China Longyuan Power Group Corp., Ltd., Class H	3.5%
Boralex, Inc., Class A	3.3%
Cadeler A/S	2.9%
Nordex SE	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and ISE Clean Edge Global Wind EnergyTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Alerian
U.S. NextGen Infrastructure ETF
RBLD | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RBLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian U.S. NextGen Infrastructure ETF	$77	0.65%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 35.42% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI World Industrials Index, which returned 34.73% for the same Period.
The Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 43.2% during the Period. The allocation to this sector contributed 18.0% to the Fund’s overall return, the greatest contribution of any sector to the Fund’s return during the Period. No sector had a negative contribution to the Fund’s overall return.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Alerian U.S. NextGen Infrastructure ETF	35.42%	9.64%	5.32%
Alerian U.S. NextGen Infrastructure Index(1)	36.55%	N/A	N/A
MSCI World Industrials Index	34.73%	12.09%	9.71%
Russell 3000® Index	35.19%	15.26%	12.83%
MSCI USA Infrastructure Index	44.28%	7.19%	7.80%
(1)
On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.

Visit www.ftportfolios.com/etf/RBLD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$10,160,342
Total number of portfolio holdings	102
Total advisory fee paid	$57,309
Portfolio turnover rate	26%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
GE Vernova, Inc.	1.3%
3M Co.	1.2%
Builders FirstSource, Inc.	1.2%
Vistra Corp.	1.2%
Stanley Black & Decker, Inc.	1.2%
Pentair PLC	1.1%
Comfort Systems USA, Inc.	1.1%
Entergy Corp.	1.1%
Masco Corp.	1.1%
Carrier Global Corp.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RBLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Alerian and Alerian U.S. NextGen Infrastructure Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust NASDAQ® Clean Edge®
Smart Grid Infrastructure Index Fund
GRID | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GRID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$66	0.56%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 36.62% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the S&P Composite 1500® Industrials Index, which returned 34.93% for the same Period.
The Electrical Equipment industry received the greatest allocation of any industry in the Fund with an average weight of 38.6% during the Period. The allocation to this industry contributed 21.3% to the Fund’s overall return, which was the greatest contribution of any industry to return during the Period. The most negative contribution to the Fund’s return came from the Automobile Components industry with a -1.4% contribution to return. The Fund’s currency exposure had a 3.2% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	36.62%	21.98%	14.90%
Nasdaq Clean Edge Smart Grid InfrastructureTM Index	37.32%	22.92%	15.78%
Russell 3000® Index	35.19%	15.26%	12.83%
S&P Composite 1500® Industrials Index	34.93%	14.19%	12.02%
MSCI World Industrials Index	34.73%	12.09%	9.71%
Visit www.ftportfolios.com/etf/GRID for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$1,846,690,043
Total number of portfolio holdings	104
Total advisory fee paid	$4,538,693
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Eaton Corp. PLC	8.3%
Johnson Controls International PLC	8.1%
National Grid PLC	8.0%
Schneider Electric SE	7.9%
ABB Ltd.	7.7%
Quanta Services, Inc.	4.1%
Hubbell, Inc.	3.8%
Prysmian S.p.A.	3.6%
Aptiv PLC	3.0%
Samsung SDI Co., Ltd.	2.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GRID to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq Clean Edge Smart Grid InfrastructureTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Indxx
Global Natural Resources Income ETF
FTRI | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Indxx Global Natural Resources Income ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Natural Resources Income ETF	$74	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.11% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Materials Index, which returned 20.71% for the same Period.
The Oil, Gas & Consumable Fuels industry received the greatest allocation of any industry in the Fund with an average weight of 37.0% during the Period. However, the greatest contribution to the Fund’s return was 10.5% which came from the Metals & Mining industry which had a weight of 23.9% in the Fund. The most negative contributions to the Fund’s return came from the Chemicals industry and the Food Products industry, each with a -1.5% contribution to the Fund’s return. The Fund’s currency exposure had a 1.3% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Indxx Global Natural Resources Income ETF	12.11%	9.96%	0.36%
Indxx Global Natural Resources Income Index(1)	13.22%	11.18%	N/A
MSCI ACWI Materials Index	20.71%	10.23%	6.64%
MSCI ACWI Index	31.76%	12.19%	9.39%
(1)
Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

Visit www.ftportfolios.com/etf/FTRI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$138,577,561
Total number of portfolio holdings	50
Total advisory fee paid	$1,343,301
Portfolio turnover rate	71%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Freeport-McMoRan, Inc.	10.2%
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	8.7%
Canadian Natural Resources Ltd.	8.7%
Agnico Eagle Mines Ltd.	8.0%
American Water Works Co., Inc.	5.7%
Weyerhaeuser Co.	4.2%
Nutrien Ltd.	4.0%
Ecopetrol S.A., ADR	3.8%
Pentair PLC	3.3%
CF Industries Holdings, Inc.	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Natural Resources Income Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Indxx Global Agriculture ETF
FTAG | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Indxx Global Agriculture ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Agriculture ETF	$71	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.27% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Materials Index, which returned 20.71% for the same Period.
The Chemicals industry received the greatest allocation of any industry in the Fund with an average weight of 49.1% during the Period. However, the greatest contribution to the Fund’s return came from the Automobiles industry which had a return of 4.7% and only a 6.4% weight in the Fund. The most negative contribution to the Fund’s return came from the Pharmaceuticals industry with a -3.3% contribution to the Fund’s return. The Fund’s currency exposure had a 1.7% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Indxx Global Agriculture ETF	2.27%	4.89%	-5.54%
Indxx Global Agriculture Index(1)	4.45%	6.34%	N/A
MSCI ACWI Index	31.76%	12.19%	9.39%
MSCI ACWI Materials Index	20.71%	10.23%	6.64%
(1)
Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

Visit www.ftportfolios.com/etf/FTAG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$6,269,656
Total number of portfolio holdings	51
Total advisory fee paid	$66,595
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deere & Co.	9.8%
BASF SE	9.3%
Mahindra & Mahindra Ltd.	9.0%
Corteva, Inc.	8.0%
Bayer AG	4.7%
Nutrien Ltd.	4.4%
Industries Qatar QSC	4.2%
Kubota Corp.	3.4%
Wilmar International Ltd.	3.3%
CF Industries Holdings, Inc.	3.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Agriculture Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Indxx NextG ETF
NXTG | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Indxx NextG ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NXTG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx NextG ETF	$81	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.44% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Information Technology Index, which returned 48.35% for the same Period.
The industry with the greatest allocation in the Fund during the Period was the Semiconductors & Semiconductor Equipment industry. This industry received an average weight of 24.7% and contributed 10.5% to the Fund’s overall return, which was the greatest contribution to return of any industry in the Fund. The only industry with a negative contribution to the Fund’s return was the Software industry, with a contribution of only ‑0.3%. The Fund’s currency exposure had a 2.3% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Indxx NextG ETF	31.44%	13.78%	10.65%
Indxx 5G & NextG Thematic IndexSM(1) (2)	32.82%	15.00%	N/A
MSCI ACWI Information Technology Index	48.35%	22.78%	19.12%
MSCI ACWI Index	31.76%	12.19%	9.39%
(1)
On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Visit www.ftportfolios.com/etf/NXTG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$385,646,317
Total number of portfolio holdings	103
Total advisory fee paid	$2,693,527
Portfolio turnover rate	17%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	3.9%
Xiaomi Corp., Class B	1.5%
Fujitsu Ltd.	1.5%
F5, Inc.	1.5%
International Business Machines Corp.	1.5%
Ciena Corp.	1.4%
Infosys Ltd., ADR	1.4%
HCL Technologies Ltd.	1.4%
Arista Networks, Inc.	1.4%
SBA Communications Corp.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NXTG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx 5G & NextG Thematic IndexSM (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust S-Network
Future Vehicles & Technology ETF
CARZ | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CARZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Future Vehicles & Technology ETF	$75	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.87% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 31.76% for the same Period.
The Semiconductors & Semiconductor Equipment industry received the greatest allocation, with an average weight in the Fund of 39.3%. The allocation to this industry contributed 14.2% to the Fund’s overall return, which was the greatest contribution of any industry to the Fund’s return. The industry with the most negative contribution to the Fund’s return was the Automobile Components industry which contributed -1.7% to the Fund’s overall return. The Fund’s currency exposure had a 1.3% impact on performance.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust S-Network Future Vehicles & Technology ETF	14.87%	14.50%	6.48%
S-Network Electric & Future Vehicle Ecosystem Index(1)	15.23%	N/A	N/A
MSCI ACWI Index	31.76%	12.19%	9.39%
(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.

Visit www.ftportfolios.com/etf/CARZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$35,140,044
Total number of portfolio holdings	103
Total advisory fee paid	$263,891
Portfolio turnover rate	32%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	5.0%
Tesla, Inc.	4.9%
Apple, Inc.	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.3%
Advanced Micro Devices, Inc.	4.1%
Alphabet, Inc., Class A	4.1%
QUALCOMM, Inc.	3.9%
Samsung Electronics Co., Ltd.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CARZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Electric & Future Vehicle Ecosystem Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.

First Trust Cloud Computing ETF
SKYY | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Cloud Computing ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SKYY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Cloud Computing ETF	$70	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 34.76% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Software industry received the greatest allocation in the Fund, with an average weight of 49.5%. The allocation to this industry contributed 14.9% to the Fund’s overall return, which was the greatest contribution of any industry to the Fund’s return during the Period. No industry had a materially negative contribution to the Fund’s return during the Period.
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Cloud Computing ETF	34.76%	12.94%	14.55%
ISE CTA Cloud ComputingTM Index(1)	35.62%	13.61%	15.19%
S&P 500® Index	36.35%	15.98%	13.38%
S&P Composite 1500® Information Technology Index	51.73%	26.22%	22.04%
(1)	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”
Visit www.ftportfolios.com/etf/SKYY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$2,977,532,478
Total number of portfolio holdings	65
Total advisory fee paid	$17,358,724
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oracle Corp.	4.5%
Lumen Technologies, Inc.	4.2%
International Business Machines Corp.	4.0%
Arista Networks, Inc.	4.0%
Amazon.com, Inc.	3.9%
Microsoft Corp.	3.8%
Alphabet, Inc., Class A	3.8%
Pure Storage, Inc., Class A	3.6%
Nutanix, Inc., Class A	3.5%
MongoDB, Inc.	2.9%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SKYY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and ISE CTA Cloud ComputingTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust International
Equity Opportunities ETF
FPXI | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust International Equity Opportunities ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Equity Opportunities ETF	$80	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 27.15% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI ACWI ex USA Index, which returned 25.35% for the same Period.
The Fund’s greatest allocation was 19.5% to the Consumer Discretionary sector, and investments in this sector contributed 4.7% to the Fund’s performance. With a weight of 16.9%, the sector with the greatest return contribution to the Fund was the Information Technology sector at 8.5%. The only negatively contributing sector was the Energy sector, which received an allocation of 2.1% and caused a -0.3% drag on the Fund’s return. The Fund’s currency exposure had a 2.8% impact on performance.
FUND PERFORMANCE (November 4, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (11/4/14)
First Trust International Equity Opportunities ETF	27.15%	6.67%	6.02%
IPOX® International Index	28.35%	7.66%	6.91%
MSCI ACWI ex USA Index	25.35%	7.59%	5.47%
Visit www.ftportfolios.com/etf/FPXI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$145,506,998
Total number of portfolio holdings	51
Total advisory fee paid	$1,111,523
Portfolio turnover rate	106%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ARM Holdings PLC, ADR	7.1%
Spotify Technology S.A.	5.2%
Monday.com Ltd.	4.9%
InPost S.A.	4.2%
Nordnet AB publ	4.2%
NU Holdings Ltd., Class A	4.1%
Sandoz Group AG	4.0%
Aristocrat Leisure Ltd.	3.8%
UCB S.A.	3.5%
TDK Corp.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPXI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX® International Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

First Trust Nasdaq Cybersecurity ETF
CIBR | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Nasdaq Cybersecurity ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CIBR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Cybersecurity ETF	$68	0.59%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.12% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Information Technology Index, which returned 51.73% for the same Period.
The Fund allocated 52.1% to the Software industry and investments in this industry contributed 16.0% to the Fund’s overall return, which was more than any other industry. No industry had a negative contribution to the Fund’s return. The Fund’s currency exposure had a 0.3% impact on performance.
FUND PERFORMANCE (July 6, 2015 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (7/6/15)
First Trust Nasdaq Cybersecurity ETF	31.12%	17.31%	13.13%
Nasdaq CTA CybersecurityTM Index	31.83%	18.15%	13.93%
S&P 500® Index	36.35%	15.98%	13.78%
S&P Composite 1500® Information Technology Index	51.73%	26.22%	23.13%
Visit www.ftportfolios.com/etf/CIBR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$6,601,960,374
Total number of portfolio holdings	34
Total advisory fee paid	$36,419,444
Portfolio turnover rate	39%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Broadcom, Inc.	8.4%
Cisco Systems, Inc.	8.3%
CrowdStrike Holdings, Inc., Class A	8.0%
Infosys Ltd., ADR	7.5%
Palo Alto Networks, Inc.	7.4%
Leidos Holdings, Inc.	4.1%
Booz Allen Hamilton Holding Corp.	4.0%
Fortinet, Inc.	4.0%
Check Point Software Technologies Ltd.	4.0%
Akamai Technologies, Inc.	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CIBR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq CTA CybersecurityTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust IPOX®
Europe Equity Opportunities ETF
FPXE | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust IPOX® Europe Equity Opportunities ETF	$81	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.38% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 25.23% for the same Period.
The sector with the greatest allocation was the Consumer Discretionary sector at 21.9%. This sector contributed 7.1% to the Fund’s return. The greatest contribution to return, however, came from investments in the Information Technology sector, which received an allocation of 12.2% and contributed 8.1% to the Fund’s overall return. No sector contributed negatively to the Fund’s return. The Fund’s currency exposure had a 4.8% impact on performance.
FUND PERFORMANCE (October 4, 2018 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (10/4/18)
First Trust IPOX® Europe Equity Opportunities ETF	31.38%	8.08%	6.94%
IPOX®-100 Europe Index	32.80%	9.33%	8.19%
MSCI Europe Index	25.23%	8.90%	7.54%
Visit www.ftportfolios.com/etf/FPXE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$4,005,212
Total number of portfolio holdings	102
Total advisory fee paid	$30,506
Portfolio turnover rate	107%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ARM Holdings PLC, ADR	6.6%
Monday.com Ltd.	4.3%
Nordnet AB publ	4.1%
Spotify Technology S.A.	4.1%
Gen Digital, Inc.	3.7%
On Holding AG, Class A	3.5%
InPost S.A.	3.3%
UCB S.A.	3.1%
BoneSupport Holding AB	2.6%
Munters Group AB	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPXE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

First Trust Dow Jones
International Internet ETF
FDNI | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Dow Jones International Internet ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDNI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones International Internet ETF	$78	0.65%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 41.14% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI ACWI ex-USA Information Technology Index, which returned 38.32% for the same Period.
Nearly 95% of the Fund’s assets were allocated across three sectors. The Consumer Discretionary sector had an allocation of 46.6%, the Communication Services sector had an allocation of 35.4%, and the Information Technology sector had an allocation of 12.7%. The greatest contribution to the Fund’s return came from the allocation to the Consumer Discretionary sector, with a 21.4% contribution. The most negative contribution to the Fund’s return came from investments in the Health Care sector which caused a -0.4% drag on the Fund’s overall return. The Fund’s currency exposure had a 2.9% impact on performance.
FUND PERFORMANCE (November 5, 2018 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (11/5/18)
First Trust Dow Jones International Internet ETF	41.14%	7.47%	7.87%
Dow Jones International Internet Index	42.64%	8.31%	8.70%
MSCI ACWI ex-USA Information Technology Index	38.32%	14.79%	15.17%
MSCI ACWI ex-USA Index	25.35%	7.59%	7.42%
Visit www.ftportfolios.com/etf/FDNI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$41,311,383
Total number of portfolio holdings	41
Total advisory fee paid	$183,547
Portfolio turnover rate	33%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	11.7%
Meituan, Class B	11.0%
Tencent Holdings Ltd.	10.4%
JD.com, Inc., Class A	5.5%
Prosus N.V.	5.5%
PDD Holdings, Inc., ADR	5.0%
Shopify, Inc., Class A	5.0%
Spotify Technology S.A.	4.9%
Adyen N.V.	4.4%
Naspers Ltd., Class N	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDNI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust Bloomberg
Emerging Market Democracies ETF
EMDM | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Emerging Market Democracies ETF	$84	0.75%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.28% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 26.05% for the same Period.
The Fund gave a nearly equal allocation to investments in six countries: Taiwan at 16.2%, India at 15.2%, South Africa at 14.8%, South Korea at 14.5%, Brazil at 14.4%, and Mexico at 14.1%. The greatest contributor to the Fund’s return were investments in Taiwan, which contributed 9.5% to Fund’s overall return. The greatest drag on Fund performance came from Chile. The Fund invested in only one Chilean security which contributed
-0.7% to the Fund’s return. The Fund’s currency exposure had a 0.4% impact on performance.
FUND PERFORMANCE (March 2, 2023 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	Since Inception (3/2/23)
First Trust Bloomberg Emerging Market Democracies ETF	23.28%	14.75%
Bloomberg Emerging Market Democracies Index	25.94%	17.25%
MSCI Emerging Markets Index	26.05%	15.23%
Visit www.ftportfolios.com/etf/EMDM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$8,299,720
Total number of portfolio holdings	101
Total advisory fee paid	$48,470
Portfolio turnover rate	22%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Naspers Ltd., Class N	7.7%
Samsung Electronics Co., Ltd.	5.9%
FirstRand Ltd.	4.9%
Standard Bank Group Ltd.	3.8%
Grupo Mexico S.A.B. de C.V.	3.2%
Capitec Bank Holdings Ltd.	3.1%
Petroleo Brasileiro S.A.	2.9%
Powszechna Kasa Oszczednosci Bank Polski S.A.	2.8%
America Movil S.A.B. de C.V.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Bloomberg Emerging Market Democracies Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

First Trust Nasdaq
Lux Digital Health Solutions ETF
EKG | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EKG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Lux Digital Health Solutions ETF	$72	0.65%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.01% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Health Care Index, which returned 21.46% for the same Period.
The Health Care Equipment & Supplies industry received the greatest allocation in the Fund with an average weight of 52.8% and a contribution to the Fund’s return of 14.0%, which was the greatest of any industry. The Health Care Providers and Services industry was the only negatively contributing sector in the Fund with a contribution of -0.3% to the Fund’s return.
FUND PERFORMANCE (March 22, 2022 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	Since Inception (3/22/22)
First Trust Nasdaq Lux Digital Health Solutions ETF	21.01%	-6.93%
Nasdaq Lux Health TechTM Index	21.79%	-6.33%
Russell 3000® Index	35.19%	10.94%
S&P Composite 1500® Health Care Index	21.46%	6.08%
Visit www.ftportfolios.com/etf/EKG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$2,557,536
Total number of portfolio holdings	39
Total advisory fee paid	$14,346
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Intuitive Surgical, Inc.	7.8%
ResMed, Inc.	7.8%
Veeva Systems, Inc., Class A	7.6%
Dexcom, Inc.	7.6%
IQVIA Holdings, Inc.	7.4%
Insulet Corp.	4.5%
Exact Sciences Corp.	4.3%
Natera, Inc.	4.2%
Align Technology, Inc.	4.2%
Hologic, Inc.	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EKG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Lux Health TechTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

First Trust Indxx Metaverse ETF
ARVR | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Indxx Metaverse ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ARVR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Metaverse ETF	$81	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.01% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 31.76% for the same Period.
The Information Technology sector received an allocation of 55.9% and contributed 17.8% to the Fund’s return, the largest of any sector for both allocation and contribution to return. The only negatively contributing sector was the Health Care sector in which the Fund held only one security that caused a -0.8% contribution to the Fund’s overall return. The Fund’s currency exposure had a 1.5% impact on performance.
FUND PERFORMANCE (April 19, 2022 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	1 Year	Since Inception (4/19/22)
First Trust Indxx Metaverse ETF	30.01%	9.76%
Indxx Metaverse Index	31.31%	10.77%
MSCI ACWI Index	31.76%	10.64%
Visit www.ftportfolios.com/etf/ARVR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$3,778,151
Total number of portfolio holdings	43
Total advisory fee paid	$17,421
Portfolio turnover rate	39%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Xiaomi Corp., Class B	4.2%
Zoom Video Communications, Inc., Class A	3.8%
Tencent Holdings Ltd.	3.6%
ROBLOX Corp., Class A	3.5%
Meta Platforms, Inc., Class A	3.4%
Netflix, Inc.	3.3%
NetEase, Inc.	3.3%
Texas Instruments, Inc.	3.2%
Apple, Inc.	3.1%
Take-Two Interactive Software, Inc.	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ARVR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust Emerging Markets
Human Flourishing ETF
FTHF | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the First Trust Emerging Markets Human Flourishing ETF (the “Fund”) for the period of October 30, 2023 (commencement of investment operations) to September 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Human Flourishing ETF	$77(1)	0.75%(2)
(1)	The Fund commenced investment operations on October 30, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.00% from the Fund’s inception date on October 30, 2023 through September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 30.20% for the same Period.
Taiwan was the country with the greatest allocation in the Fund with an average weight of 21.0%. The allocation to investments in Taiwan contributed the most of any country to the Fund’s performance with a 9.9% contribution to the Fund’s return. No country had a materially negative return contribution to the Fund’s overall performance. The Fund’s currency exposure had a 1.1% impact on performance.
FUND PERFORMANCE (October 30, 2023 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of September 30, 2024)	Since Inception (10/30/23)
First Trust Emerging Markets Human Flourishing ETF	22.00%
Emerging Markets Human Flourishing Index	22.94%
MSCI Emerging Markets Index	30.20%
Visit www.ftportfolios.com/etf/FTHF for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$42,823,683
Total number of portfolio holdings	101
Total advisory fee paid	$216,974
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.0%
Samsung Electronics Co., Ltd.	6.2%
Itau Unibanco Holding S.A.	4.7%
Petroleo Brasileiro S.A.	4.5%
Wal-Mart de Mexico S.A.B. de C.V.	3.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.7%
FirstRand Ltd.	2.4%
WEG S.A.	2.2%
SM Investments Corp.	2.0%
Standard Bank Group Ltd.	1.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTHF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
“Bloomberg®” and Emerging Markets Human Flourishing Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund II (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $381,563 for the fiscal year ended 2023 and $406,563 for the fiscal year ended 2024.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $436,849 for the fiscal year ended 2023 and $288,996 for the fiscal year ended 2024.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor and distributor $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2023 and $0 for the fiscal year ended 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2023 were $436,849 for the Registrant, $31,000 for the Registrant’s investment advisor and $45,500 for the Registrant’s distributor; and for the fiscal year ended 2024 were $288,996 for the Registrant, $28,600 for the Registrant’s investment advisor and $33,000 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statements required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended September 30, 2024

First Trust Exchange-Traded Fund II
Book 1

First Trust STOXX® European Select Dividend Index Fund (FDD)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust Indxx NextG ETF (NXTG)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

Table of Contents
First Trust Exchange-Traded Fund II
Annual Financial Statements and Other Information
September 30, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.1%
	Belgium — 3.7%
111,760	Ageas S.A./N.V. (EUR)	$5,961,529
	Denmark — 5.1%
2,403	AP Moller - Maersk A/S, Class A (DKK)	3,893,430
87,188	Sydbank A/S (DKK)	4,296,547
		8,189,977
	France — 11.8%
79,224	BNP Paribas S.A. (EUR)	5,427,992
295,296	Credit Agricole S.A. (EUR)	4,511,535
359,859	Orange S.A. (EUR)	4,119,942
173,920	Rubis S.C.A. (EUR)	4,747,057
		18,806,526
	Germany — 11.7%
11,596	Allianz SE (EUR)	3,807,892
46,236	Bayerische Motoren Werke AG (Preference Shares) (EUR)	3,824,049
318,648	K+S AG (EUR)	4,082,639
54,347	Mercedes-Benz Group AG (EUR)	3,511,215
32,786	Volkswagen AG (Preference Shares) (EUR)	3,472,940
		18,698,735
	Italy — 5.7%
353,863	Poste Italiane S.p.A. (EUR) (c) (d)	4,959,242
801,187	Snam S.p.A. (EUR)	4,076,614
		9,035,856
	Netherlands — 16.3%
428,721	ABN AMRO Bank N.V. (EUR) (c) (d)	7,733,538
100,632	ASR Nederland N.V. (EUR)	4,928,823
411,996	ING Groep N.V. (EUR)	7,463,486
120,719	NN Group N.V. (EUR)	6,017,473
		26,143,320
	Norway — 3.0%
224,899	Aker BP ASA (NOK)	4,820,657
	Poland — 3.3%
368,704	ORLEN S.A. (PLN)	5,351,908
	Spain — 2.9%
213,124	Endesa S.A. (EUR)	4,657,009
	Sweden — 3.8%
531,119	Tele2 AB, Class B (SEK)	6,008,908
	Switzerland — 4.3%
37,041	Holcim AG (CHF)	3,613,287
5,358	Zurich Insurance Group AG (CHF)	3,227,398
		6,840,685
Shares	Description	Value

	United Kingdom — 26.5%
843,070	HSBC Holdings PLC (GBP)	$7,542,849
584,671	IG Group Holdings PLC (GBP)	7,195,337
2,102,932	Legal & General Group PLC (GBP)	6,362,468
1,801,870	NatWest Group PLC (GBP)	8,284,598
85,741	Rio Tinto PLC (GBP)	6,074,329
3,157,969	Taylor Wimpey PLC (GBP)	6,936,833
		42,396,414
	Total Common Stocks	156,911,524
	(Cost $144,658,196)
MONEY MARKET FUNDS — 0.0%
98,455	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (e)	98,455
	(Cost $98,455)

	Total Investments — 98.1%	157,009,979
	(Cost $144,756,651)
	Net Other Assets and Liabilities — 1.9%	2,961,452
	Net Assets — 100.0%	$159,971,431

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

See Notes to Financial Statements

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
September 30, 2024
Currency Exposure Diversification	% of Total Investments
EUR	53.0%
GBP	27.0
DKK	5.2
CHF	4.4
SEK	3.8
PLN	3.4
NOK	3.1
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 156,911,524	$ 156,911,524	$ —	$ —
Money Market Funds	98,455	98,455	—	—
Total Investments	$157,009,979	$157,009,979	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Belgium — 1.0%
7,406	Warehouses De Pauw C.V.A. (EUR)	$197,361
	Cayman Islands — 2.0%
244,566	ESR Group Ltd. (HKD) (c) (d)	390,105
	Japan — 6.9%
157	Daiwa House REIT Investment Corp. (JPY)	257,252
711	GLP J-REIT (JPY)	656,460
258	Nippon Prologis REIT, Inc. (JPY)	441,952
		1,355,664
	Singapore — 7.1%
337,364	Frasers Logistics & Commercial Trust (SGD) (d)	301,862
111,800	Keppel DC REIT (SGD)	188,762
788,177	Mapletree Logistics Trust (SGD)	895,342
		1,385,966
	United Kingdom — 6.8%
125,978	LondonMetric Property PLC (GBP)	344,938
63,376	Segro PLC (GBP)	740,546
113,573	Tritax Big Box REIT PLC (GBP)	241,580
		1,327,064
	United States — 75.9%
5,762	American Tower Corp.	1,340,011
28,536	Americold Realty Trust, Inc.	806,713
11,665	Crown Castle, Inc.	1,383,819
7,569	Digital Realty Trust, Inc.	1,224,891
56,821	DigitalBridge Group, Inc.	802,881
4,245	EastGroup Properties, Inc.	793,051
1,496	Equinix, Inc.	1,327,895
15,320	First Industrial Realty Trust, Inc.	857,614
61,929	LXP Industrial Trust	622,386
9,914	Prologis, Inc.	1,251,940
15,775	Rexford Industrial Realty, Inc.	793,640
5,689	SBA Communications Corp.	1,369,342
20,762	STAG Industrial, Inc.	811,587
11,957	Terreno Realty Corp.	799,086
114,174	Uniti Group, Inc.	643,941
		14,828,797
	Total Common Stocks	19,484,957
	(Cost $17,055,145)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
47,520	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (e)	$47,520
	(Cost $47,520)

	Total Investments — 99.9%	19,532,477
	(Cost $17,102,665)
	Net Other Assets and Liabilities — 0.1%	12,173
	Net Assets — 100.0%	$19,544,650

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	76.2%
SGD	7.1
JPY	6.9
GBP	6.8
HKD	2.0
EUR	1.0
Total	100.0%
See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
September 30, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,484,957	$ 19,484,957	$ —	$ —
Money Market Funds	47,520	47,520	—	—
Total Investments	$19,532,477	$19,532,477	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Australia — 3.9%
1,346,890	Bank of Queensland Ltd. (AUD)	$5,754,627
320,470	Fortescue Ltd. (AUD)	4,581,783
1,113,991	Harvey Norman Holdings Ltd. (AUD)	3,812,268
1,026,295	IGO Ltd. (AUD)	4,157,827
327,090	Super Retail Group Ltd. (AUD)	4,108,835
		22,415,340
	Austria — 0.9%
121,856	OMV AG (EUR)	5,203,313
	Belgium — 1.3%
136,712	Ageas S.A./N.V. (EUR)	7,292,524
	Bermuda — 0.8%
687,123	CK Infrastructure Holdings Ltd. (HKD)	4,702,296
	Canada — 14.7%
2,015,067	B2Gold Corp. (CAD)	6,227,942
102,255	Bank of Nova Scotia (The) (CAD)	5,571,497
156,044	BCE, Inc. (CAD)	5,425,109
1,413,904	Birchcliff Energy Ltd. (CAD)	5,959,003
92,732	Canadian Imperial Bank of Commerce (CAD)	5,688,230
196,895	Canadian Utilities Ltd., Class A (CAD)	5,227,919
126,653	Great-West Lifeco, Inc. (CAD)	4,319,004
180,680	IGM Financial, Inc. (CAD)	5,421,268
273,662	Labrador Iron Ore Royalty Corp. (CAD)	6,507,427
260,503	Laurentian Bank of Canada (CAD)	5,250,702
149,375	Manulife Financial Corp. (CAD)	4,414,595
695,613	Peyto Exploration & Development Corp. (CAD)	7,920,766
141,165	Power Corp. of Canada (CAD)	4,452,733
135,200	TC Energy Corp. (CAD)	6,426,861
266,433	TELUS Corp. (CAD)	4,469,936
		83,282,992
	Cayman Islands — 1.0%
956,877	CK Hutchison Holdings Ltd. (HKD)	5,502,087
	Denmark — 2.4%
2,556	AP Moller - Maersk A/S, Class A (DKK)	4,141,327
229,091	D/S Norden A/S (DKK)	9,524,148
		13,665,475
	Finland — 1.8%
608,150	Fortum Oyj (EUR)	10,015,672
Shares	Description	Value

	France — 1.9%
1,010,288	Ayvens S.A. (EUR) (c) (d)	$7,124,366
56,737	TotalEnergies SE (EUR)	3,694,679
		10,819,045
	Germany — 8.4%
12,657	Allianz SE (EUR)	4,156,303
105,946	BASF SE (EUR)	5,608,351
57,978	Bayerische Motoren Werke AG (Preference Shares) (EUR)	4,795,197
195,622	Freenet AG (EUR)	5,818,467
102,310	Hapag-Lloyd AG (EUR) (c) (d)	18,540,734
71,696	Mercedes-Benz Group AG (EUR)	4,632,088
39,657	Volkswagen AG (Preference Shares) (EUR)	4,200,768
		47,751,908
	Hong Kong — 6.1%
2,039,193	BOC Hong Kong Holdings Ltd. (HKD)	6,531,629
2,100,759	Henderson Land Development Co., Ltd. (HKD)	6,701,805
2,981,580	New World Development Co., Ltd. (HKD)	3,701,158
13,558,188	PCCW Ltd. (HKD)	7,447,206
4,889,500	Sino Land Co., Ltd. (HKD)	5,365,094
2,370,896	Swire Properties Ltd. (HKD)	4,873,636
		34,620,528
	Israel — 0.6%
802,098	ICL Group Ltd. (ILS)	3,416,754
	Italy — 3.4%
2,209,794	A2A S.p.A. (EUR)	5,101,700
126,234	Azimut Holding S.p.A. (EUR)	3,257,198
315,453	Eni S.p.A. (EUR)	4,804,395
437,503	Poste Italiane S.p.A. (EUR) (c) (d)	6,131,422
		19,294,715
	Japan — 0.7%
143,470	Japan Tobacco, Inc. (JPY)	4,171,586
	Jersey — 0.8%
122,649	Janus Henderson Group PLC	4,669,247
	Luxembourg — 1.6%
158,628	APERAM S.A. (EUR)	4,968,879
752,491	B&M European Value Retail S.A. (GBP)	4,177,096
		9,145,975
	Netherlands — 3.8%
101,907	ASR Nederland N.V. (EUR)	4,991,271
38,273	LyondellBasell Industries N.V., Class A	3,670,381
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
138,927	NN Group N.V. (EUR)	$6,925,086
324,851	SBM Offshore N.V. (EUR)	5,926,763
		21,513,501
	New Zealand — 0.5%
1,447,702	Spark New Zealand Ltd. (NZD)	2,786,766
	South Korea — 10.5%
849,120	BNK Financial Group, Inc. (KRW)	5,869,882
54,506	DB Insurance Co., Ltd. (KRW)	4,680,755
649,716	DGB Financial Group, Inc. (KRW)	4,019,425
108,165	Hana Financial Group, Inc. (KRW)	4,863,579
44,584	Hyundai Motor Co. (Preference Shares) (KRW)	5,979,991
505,776	Industrial Bank of Korea (KRW)	5,403,143
71,480	KB Financial Group, Inc. (KRW)	4,422,063
61,262	KT&G Corp. (KRW)	5,101,653
615,546	LG Uplus Corp. (KRW)	4,617,654
17,819	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	4,694,231
129,900	Samsung Securities Co., Ltd. (KRW)	4,326,027
460,022	Woori Financial Group, Inc. (KRW)	5,452,582
		59,430,985
	Spain — 10.4%
96,198	ACS Actividades de Construccion y Servicios S.A. (EUR)	4,441,802
921,653	Bankinter S.A. (EUR)	8,133,651
1,618,254	CaixaBank S.A. (EUR)	9,662,508
357,697	Enagas S.A. (EUR)	5,486,798
188,511	Logista Integral S.A. (EUR)	5,678,308
2,595,033	Mapfre S.A. (EUR)	6,909,689
189,851	Naturgy Energy Group S.A. (EUR)	4,907,152
319,040	Redeia Corp. S.A. (EUR)	6,204,295
1,500,709	Telefonica S.A. (EUR)	7,343,593
		58,767,796
	Sweden — 1.5%
2,551,117	Telia Co., AB (SEK)	8,249,303
	Switzerland — 2.4%
25,151	Helvetia Holding AG (CHF)	4,338,685
34,273	Swiss Re AG (CHF)	4,725,774
7,515	Zurich Insurance Group AG (CHF)	4,526,670
		13,591,129
Shares	Description	Value

	United Kingdom — 7.6%
3,365,806	abrdn PLC (GBP)	$7,350,621
244,167	British American Tobacco PLC (GBP)	8,892,214
537,933	IG Group Holdings PLC (GBP)	6,620,149
1,997,505	Legal & General Group PLC (GBP)	6,043,496
1,222,974	Phoenix Group Holdings PLC (GBP)	9,148,147
67,826	Rio Tinto PLC (GBP)	4,805,139
		42,859,766
	United States — 12.1%
175,843	Altria Group, Inc.	8,975,027
284,933	AT&T, Inc.	6,268,526
203,044	First Interstate BancSystem, Inc., Class A	6,229,390
191,206	Kohl’s Corp.	4,034,446
100,355	Lazard, Inc.	5,055,885
442,526	Northwest Bancshares, Inc.	5,920,998
135,478	OneMain Holdings, Inc.	6,376,949
33,155	Prudential Financial, Inc.	4,015,070
290,026	Sitio Royalties Corp., Class A	6,044,142
99,581	Universal Corp.	5,288,747
121,037	Verizon Communications, Inc.	5,435,772
413,228	Western Union (The) Co.	4,929,810
		68,574,762
	Total Common Stocks	561,743,465
	(Cost $532,326,400)
MONEY MARKET FUNDS — 0.0%
47,577	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (e)	47,577
	(Cost $47,577)

	Total Investments — 99.1%	561,791,042
	(Cost $532,373,977)
	Net Other Assets and Liabilities — 0.9%	4,952,083
	Net Assets — 100.0%	$566,743,125

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
September 30, 2024
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	32.4%
CAD	14.8
USD	13.7
KRW	10.6
GBP	8.4
HKD	8.0
AUD	4.0
DKK	2.4
CHF	2.4
SEK	1.5
JPY	0.7
ILS	0.6
NZD	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 561,743,465	$ 561,743,465	$ —	$ —
Money Market Funds	47,577	47,577	—	—
Total Investments	$561,791,042	$561,791,042	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Bermuda — 0.6%
16,336,589	Concord New Energy Group Ltd. (HKD)	$1,197,843
	Brazil — 0.5%
719,772	Serena Energia S.A. (BRL) (c)	1,078,132
	Canada — 11.6%
262,812	Boralex, Inc., Class A (CAD)	6,991,738
489,711	Innergex Renewable Energy, Inc. (CAD) (d)	3,791,101
697,679	Northland Power, Inc. (CAD) (d)	12,035,085
		22,817,924
	China — 5.9%
6,019,441	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD) (d)	1,657,043
8,384,618	China Longyuan Power Group Corp., Ltd., Class H (HKD)	7,603,897
1,418,373	China Suntien Green Energy Corp., Ltd., Class H (HKD)	665,959
2,327,431	Goldwind Science & Technology Co., Ltd., Class H (HKD)	1,754,439
		11,681,338
	Denmark — 19.0%
876,415	Cadeler A/S (NOK) (c)	6,145,648
254,907	Orsted A/S (DKK) (c) (e) (f)	16,946,726
642,779	Vestas Wind Systems A/S (DKK) (c)	14,191,617
		37,283,991
	France — 3.2%
209,488	Engie S.A. (EUR)	3,617,973
60,277	Neoen S.A. (EUR) (e) (f)	2,616,801
		6,234,774
	Germany — 8.6%
18,480	Energiekontor AG (EUR)	1,172,550
377,045	Nordex SE (EUR) (c)	5,842,340
87,531	PNE AG (EUR) (d)	1,155,582
102,272	RWE AG (EUR)	3,720,431
41,954	SGL Carbon SE (EUR) (c) (d)	251,252
128,105	Siemens Energy AG (EUR) (c)	4,715,793
		16,857,948
	Greece — 1.8%
159,903	Terna Energy S.A. (EUR)	3,472,708
	Israel — 0.7%
169,434	Energix-Renewable Energies Ltd. (ILS)	612,669
48,769	Enlight Renewable Energy Ltd. (ILS) (c)	818,159
		1,430,828
Shares	Description	Value

	Italy — 6.3%
486,181	Enel S.p.A. (EUR)	$3,883,062
167,338	ERG S.p.A. (EUR)	4,586,032
52,636	Prysmian S.p.A. (EUR)	3,820,189
		12,289,283
	Japan — 4.2%
150,500	Hitachi Ltd. (JPY)	3,959,231
716,810	Toray Industries, Inc. (JPY)	4,205,352
		8,164,583
	Netherlands — 0.9%
75,195	Fugro N.V. (EUR)	1,710,899
	Norway — 0.7%
53,746	Bonheur ASA (NOK)	1,359,827
	South Korea — 2.0%
43,485	CS Bearing Co., Ltd. (KRW) (c)	209,494
69,785	CS Wind Corp. (KRW)	3,682,163
24,494	Dongkuk Structures & Construction Co., Ltd. (KRW) (c)	53,757
		3,945,414
	Spain — 11.5%
21,163	Acciona S.A. (EUR)	3,003,598
893,440	EDP Renovaveis S.A. (EUR)	15,624,136
260,307	Iberdrola S.A. (EUR)	4,024,784
		22,652,518
	Sweden — 2.2%
490,313	Orron Energy AB (SEK) (c) (d)	400,522
194,739	SKF AB, Class B (SEK)	3,873,361
		4,273,883
	Switzerland — 1.5%
16,748	BKW AG (CHF)	3,035,556
	Taiwan — 2.4%
680,171	Century Iron & Steel Industrial Co., Ltd. (TWD)	4,771,395
	Turkey — 0.2%
487,407	Galata Wind Enerji A/S (TRY)	353,752
	United Kingdom — 0.8%
264,572	ReNew Energy Global PLC, Class A (c)	1,664,158
	United States — 15.3%
63,392	Alliant Energy Corp.	3,847,260
28,891	American Superconductor Corp. (c)	681,828
35,967	Arcosa, Inc.	3,408,233
61,778	Clearway Energy, Inc., Class C	1,895,349
18,378	GE Vernova, Inc. (c)	4,686,022
58,365	Hexcel Corp.	3,608,708
45,881	NextEra Energy, Inc.	3,878,321
21,892	Owens Corning	3,864,376
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States (Continued)
43,699	Timken (The) Co.	$3,683,389
127,336	TPI Composites, Inc. (c) (d)	579,379
		30,132,865
	Total Common Stocks	196,409,619
	(Cost $224,831,967)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 9.4%
$9,411,656	Bank of America Corp., 4.86% (g), dated 09/30/24, due 10/01/24, with a maturity value of $9,412,927. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $9,599,889. (h)	9,411,656
9,042,572	JPMorgan Chase & Co., 4.87% (g), dated 09/30/24, due 10/01/24, with a maturity value of $9,043,795. Collateralized by U.S. Treasury Securities, interest rates of 3.13% to 4.38%, due 11/30/29 to 02/15/43. The value of the collateral including accrued interest is $9,223,424. (h)	9,042,572
	Total Repurchase Agreements	18,454,228
	(Cost $18,454,228)

	Total Investments — 109.3%	214,863,847
	(Cost $243,286,195)
	Net Other Assets and Liabilities — (9.3)%	(18,323,860)
	Net Assets — 100.0%	$196,539,987

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $17,373,109 and the total value of the collateral held by the Fund is $18,454,228.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of September 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	29.4%
USD	23.4
DKK	14.5
CAD	10.6
HKD	6.0
JPY	3.8
NOK	3.5
TWD	2.2
SEK	2.0
KRW	1.8
CHF	1.4
ILS	0.7
BRL	0.5
TRY	0.2
Total	100.0%
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
September 30, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 196,409,619	$ 196,409,619	$ —	$ —
Repurchase Agreements	18,454,228	—	18,454,228	—
Total Investments	$214,863,847	$196,409,619	$18,454,228	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$17,373,109
Non-cash Collateral(2)	(17,373,109)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$18,454,228
Non-cash Collateral(4)	(18,454,228)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At September 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS — 99.9%
	Building Products — 9.2%
570	Advanced Drainage Systems, Inc.	$89,581
631	Builders FirstSource, Inc. (a)	122,326
218	Carlisle Cos., Inc.	98,046
1,396	Carrier Global Corp.	112,364
1,330	Johnson Controls International PLC	103,221
166	Lennox International, Inc.	100,312
1,339	Masco Corp.	112,396
529	Owens Corning	93,379
269	Trane Technologies PLC	104,568
		936,193
	Construction & Engineering — 4.3%
1,076	AECOM	111,118
291	Comfort Systems USA, Inc.	113,592
247	EMCOR Group, Inc.	106,341
351	Quanta Services, Inc.	104,651
		435,702
	Construction Materials — 1.8%
167	Martin Marietta Materials, Inc.	89,888
364	Vulcan Materials Co.	91,156
		181,044
	Electric Utilities — 16.8%
1,739	Alliant Energy Corp.	105,540
1,021	American Electric Power Co., Inc.	104,755
428	Constellation Energy Corp.	111,289
888	Duke Energy Corp.	102,386
1,248	Edison International	108,688
855	Entergy Corp.	112,526
1,697	Evergy, Inc.	105,231
1,561	Eversource Energy	106,226
2,625	Exelon Corp.	106,444
2,349	FirstEnergy Corp.	104,178
1,241	NextEra Energy, Inc.	104,902
1,164	NRG Energy, Inc.	106,040
5,162	PG&E Corp.	102,053
3,286	PPL Corp.	108,701
1,161	Southern (The) Co.	104,699
1,714	Xcel Energy, Inc.	111,924
		1,705,582
	Electrical Equipment — 7.7%
548	AMETEK, Inc.	94,097
282	Eaton Corp. PLC	93,466
812	Emerson Electric Co.	88,808
525	GE Vernova, Inc. (a)	133,865
245	Hubbell, Inc.	104,946
Shares	Description	Value

	Electrical Equipment (Continued)
1,177	nVent Electric PLC	$82,696
338	Rockwell Automation, Inc.	90,739
998	Vertiv Holdings Co., Class A	99,291
		787,908
	Energy Equipment & Services — 2.6%
2,687	Baker Hughes Co.	97,135
2,758	Halliburton Co.	80,120
2,007	Schlumberger N.V.	84,194
		261,449
	Gas Utilities — 1.1%
773	Atmos Energy Corp.	107,223
	Ground Transportation — 2.9%
2,748	CSX Corp.	94,889
420	Norfolk Southern Corp.	104,370
405	Union Pacific Corp.	99,824
		299,083
	Independent Power and Renewable Electricity Producers — 2.2%
4,971	AES (The) Corp.	99,718
1,012	Vistra Corp.	119,963
		219,681
	Industrial Conglomerates — 2.1%
898	3M Co.	122,756
432	Honeywell International, Inc.	89,299
		212,055
	IT Services — 6.3%
985	Akamai Technologies, Inc. (a)	99,436
1,130	Cloudflare, Inc., Class A (a)	91,406
652	GoDaddy, Inc., Class A (a)	102,220
373	MongoDB, Inc. (a)	100,840
994	Okta, Inc. (a)	73,894
671	Snowflake, Inc., Class A (a)	77,071
530	VeriSign, Inc. (a)	100,679
		645,546
	Machinery — 18.0%
280	Caterpillar, Inc.	109,514
331	Cummins, Inc.	107,174
509	Dover Corp.	97,596
1,237	Fortive Corp.	97,636
1,154	Graco, Inc.	100,986
456	IDEX Corp.	97,812
386	Illinois Tool Works, Inc.	101,159
971	Ingersoll Rand, Inc.	95,313
478	Lincoln Electric Holdings, Inc.	91,786
394	Nordson Corp.	103,476
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
934	Otis Worldwide Corp.	$97,080
898	PACCAR, Inc.	88,615
176	Parker-Hannifin Corp.	111,200
1,181	Pentair PLC	115,490
346	Snap-on, Inc.	100,240
1,067	Stanley Black & Decker, Inc.	117,509
570	Westinghouse Air Brake Technologies Corp.	103,609
673	Xylem, Inc.	90,875
		1,827,070
	Metals & Mining — 3.5%
1,800	Freeport-McMoRan, Inc.	89,856
583	Nucor Corp.	87,648
317	Reliance, Inc.	91,680
714	Steel Dynamics, Inc.	90,021
		359,205
	Multi-Utilities — 10.4%
1,268	Ameren Corp.	110,899
3,124	CenterPoint Energy, Inc.	91,908
1,528	CMS Energy Corp.	107,923
1,014	Consolidated Edison, Inc.	105,588
1,796	Dominion Energy, Inc.	103,791
819	DTE Energy Co.	105,168
3,122	NiSource, Inc.	108,177
1,212	Public Service Enterprise Group, Inc.	108,122
1,204	Sempra	100,691
1,154	WEC Energy Group, Inc.	110,992
		1,053,259
	Oil, Gas & Consumable Fuels — 4.9%
526	Cheniere Energy, Inc.	94,596
4,599	Kinder Morgan, Inc.	101,592
1,118	ONEOK, Inc.	101,883
694	Targa Resources Corp.	102,719
2,173	Williams (The) Cos., Inc.	99,197
		499,987
	Specialized REITs — 5.1%
447	American Tower Corp.	103,954
906	Crown Castle, Inc.	107,479
588	Digital Realty Trust, Inc.	95,156
116	Equinix, Inc.	102,965
442	SBA Communications Corp.	106,390
		515,944
	Water Utilities — 1.0%
681	American Water Works Co., Inc.	99,589
	Total Common Stocks	10,146,520
	(Cost $7,751,987)
Shares	Description	Value
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/31/30 (EUR) (a) (c) (d) (e)	$3
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
12,299	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (f)	12,299
	(Cost $12,299)

	Total Investments — 100.0%	10,158,822
	(Cost $7,764,286)
	Net Other Assets and Liabilities — 0.0%	1,520
	Net Assets — 100.0%	$10,160,342

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $3 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
September 30, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,146,520	$ 10,146,520	$ —	$ —
Warrants*	3	—	—	3
Money Market Funds	12,299	12,299	—	—
Total Investments	$10,158,822	$10,158,819	$—	$3

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Austria — 0.1%
15,818	Verbund AG (EUR) (c)	$1,311,784
	Belgium — 0.7%
104,003	Elia Group S.A./N.V. (EUR)	11,889,696
	Brazil — 2.9%
974,709	Alupar Investimento S.A. (BRL)	5,466,043
6,441	Centrais Eletricas Brasileiras S.A., ADR	46,568
591,850	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	2,640,005
2,943,725	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	5,506,279
1,071,308	Energisa S.A. (BRL)	8,808,100
3,758,218	Equatorial Energia S.A. (BRL)	22,420,854
1,059,434	Transmissora Alianca de Energia Eletrica S.A. (BRL)	6,658,777
278,652	WEG S.A. (BRL)	2,782,070
		54,328,696
	Canada — 2.2%
65,749	Fortis, Inc. (CAD)	2,987,376
25,543	Hammond Power Solutions (CAD) (c)	2,669,413
977,007	Hydro One Ltd. (CAD) (d) (e)	33,866,012
5,692	Stella-Jones, Inc. (CAD)	373,687
		39,896,488
	Cayman Islands — 0.1%
1,406,019	Wasion Group Holdings, Ltd. (HKD)	1,162,963
	China — 0.3%
145,997	BYD Co., Ltd., Class H (HKD)	5,329,914
	Denmark — 0.8%
156,941	NKT A/S (DKK) (f)	14,823,332
	France — 9.7%
226,341	Engie S.A. (EUR)	3,909,034
88,805	Nexans S.A. (EUR)	13,009,115
556,526	Schneider Electric SE (EUR)	146,325,420
420,890	SPIE S.A. (EUR)	16,070,047
		179,313,616
	Germany — 1.6%
280,556	E.ON SE (EUR)	4,170,786
161,254	Infineon Technologies AG (EUR)	5,647,076
92,413	Siemens AG (EUR)	18,654,392
53,354	SMA Solar Technology AG (EUR)	1,072,010
		29,544,264
	Ireland — 18.0%
461,015	Eaton Corp. PLC	152,798,811
Shares	Description	Value

	Ireland (Continued)
1,924,851	Johnson Controls International PLC	$149,387,686
439,595	nVent Electric PLC	30,885,945
		333,072,442
	Italy — 6.1%
958,399	Enel S.p.A. (EUR)	7,654,603
909,372	Prysmian S.p.A. (EUR)	65,999,949
4,326,871	Terna-Rete Elettrica Nazionale (EUR)	38,955,566
		112,610,118
	Japan — 1.8%
74,400	Daihen Corp. (JPY)	3,375,112
12,735	GS Yuasa Corp. (JPY)	252,308
615,420	Hitachi Ltd. (JPY)	16,189,967
131,999	Meidensha Corp. (JPY)	3,072,093
33,025	NGK Insulators Ltd. (JPY)	429,917
134,000	Osaki Electric (JPY)	688,064
325,670	Panasonic Holdings Corp. (JPY)	2,816,544
235,900	Renesas Electronics Corp. (JPY)	3,412,323
105,800	Sumitomo Electric Industries Ltd. (JPY)	1,689,782
32,400	Takaoka Toko Co., Ltd. (JPY)	405,324
		32,331,434
	Jersey — 3.0%
776,416	Aptiv PLC (f)	55,909,716
	Netherlands — 0.5%
66,888	Alfen N.V. (EUR) (c) (d) (e) (f)	979,103
28,750	NXP Semiconductors N.V.	6,900,287
10,124	STMicroelectronics N.V.	300,987
		8,180,377
	Portugal — 0.2%
333,313	EDP S.A. (EUR)	1,521,957
1,087,446	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	2,923,339
		4,445,296
	South Korea — 3.7%
60,974	HD Hyundai Electric Co., Ltd. (KRW)	15,363,564
416	Hyosung Heavy Industries Corp. (KRW)	110,863
73,322	Iljin Electric Co., Ltd. (KRW)	1,244,742
37,826	LS Electric Co., Ltd. (KRW)	4,723,550
154,371	Samsung SDI Co., Ltd. (KRW)	44,681,061
303,887	Taihan Electric Wire Co., Ltd. (KRW) (f)	2,795,565
		68,919,345
	Spain — 1.9%
726,700	Iberdrola S.A. (EUR)	11,236,002
1,247,975	Redeia Corp. S.A. (EUR)	24,269,075
		35,505,077
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Switzerland — 8.1%
2,468,761	ABB Ltd. (CHF)	$142,901,402
68,454	Landis+Gyr Group AG (CHF)	6,357,280
		149,258,682
	Taiwan — 2.3%
73,432	Advantech Co., Ltd. (TWD)	746,003
806,620	Allis Electric Co., Ltd. (TWD)	3,109,590
56,839	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	309,820
671,163	Fortune Electric Co., Ltd. (TWD)	13,339,912
912,580	Shihlin Electric & Engineering Corp. (TWD)	6,372,906
2,379,213	Ta Ya Electric Wire & Cable (TWD)	3,811,673
242,786	Voltronic Power Technology Corp. (TWD)	15,535,420
		43,225,324
	United Kingdom — 8.2%
10,781,694	National Grid PLC (GBP)	148,470,457
127,763	SSE PLC (GBP)	3,216,409
		151,686,866
	United States — 27.7%
89,210	Advanced Energy Industries, Inc.	9,388,460
74,569	AES (The) Corp.	1,495,854
103,637	American Superconductor Corp. (f)	2,445,833
62,623	Analog Devices, Inc.	14,413,936
5,574	Arcosa, Inc.	528,192
102,570	Atkore, Inc.	8,691,782
2,780	AZZ, Inc.	229,656
4,444	Belden, Inc.	520,526
502,825	Cisco Systems, Inc.	26,760,347
3,868	Digi International, Inc. (f)	106,486
76,038	Emerson Electric Co.	8,316,276
4,756	EnerSys	485,350
387,305	Enphase Energy, Inc. (f)	43,773,211
2,942	ESCO Technologies, Inc.	379,459
158,671	Fluence Energy, Inc. (f)	3,603,418
33,564	GE Vernova, Inc. (f)	8,558,149
7,587	Generac Holdings, Inc. (f)	1,205,423
86,257	Honeywell International, Inc.	17,830,185
165,081	Hubbell, Inc.	70,712,446
114,966	International Business Machines Corp.	25,416,683
117,531	Itron, Inc. (f)	12,553,486
3,026	Littelfuse, Inc.	802,647
7,682	MasTec, Inc. (f)	945,654
39,596	MYR Group, Inc. (f)	4,047,899
Shares	Description	Value

	United States (Continued)
296,346	NVIDIA Corp.	$35,988,258
212,222	Oracle Corp.	36,162,629
8,013	Preformed Line Products Co.	1,026,305
139,036	QUALCOMM, Inc.	23,643,072
257,154	Quanta Services, Inc.	76,670,465
156,829	SolarEdge Technologies, Inc. (f)	3,592,952
165,220	Tesla, Inc. (f)	43,226,509
113,957	Texas Instruments, Inc.	23,540,098
30,804	Trimble, Inc. (f)	1,912,620
2,460	Valmont Industries, Inc.	713,277
5,547	WESCO International, Inc.	931,785
40,454	Willdan Group, Inc. (f)	1,656,591
		512,275,919
	Total Common Stocks	1,845,021,349
	(Cost $1,585,383,595)
MONEY MARKET FUNDS — 0.2%
602,975	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (g)	602,975
2,124,083	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.76% (g) (h)	2,124,083
	Total Money Market Funds	2,727,058
	(Cost $2,727,058)

	Total Investments — 100.1%	1,847,748,407
	(Cost $1,588,110,653)
	Net Other Assets and Liabilities — (0.1)%	(1,058,364)
	Net Assets — 100.0%	$1,846,690,043

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,829,116 and the total value of the collateral held by the Fund is $2,124,083.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
September 30, 2024
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of September 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	49.3%
EUR	20.3
GBP	8.2
CHF	8.1
KRW	3.7
BRL	2.9
TWD	2.3
CAD	2.2
JPY	1.8
DKK	0.8
HKD	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,845,021,349	$ 1,845,021,349	$ —	$ —
Money Market Funds	2,727,058	2,727,058	—	—
Total Investments	$1,847,748,407	$1,847,748,407	$—	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,829,116
Non-cash Collateral(2)	(1,829,116)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 4.3%
318,806	Gold Road Resources Ltd. (AUD)	$376,894
65,312	GrainCorp Ltd., Class A (AUD)	415,410
184,792	IGO Ltd. (AUD)	748,648
534,042	Origin Energy Ltd. (AUD)	3,695,780
426,188	Perseus Mining Ltd. (AUD)	769,021
		6,005,753
	Brazil — 0.2%
58,847	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	248,882
	Canada — 32.7%
150,041	Agnico Eagle Mines Ltd.	12,087,303
129,592	Alamos Gold, Inc., Class A	2,584,064
185,159	ARC Resources Ltd. (CAD)	3,129,679
81,974	Birchcliff Energy Ltd. (CAD) (c)	345,485
395,506	Canadian Natural Resources Ltd. (CAD)	13,133,332
55,764	Dundee Precious Metals, Inc. (CAD)	564,876
378,344	Kinross Gold Corp.	3,541,300
127,130	Nutrien Ltd. (c)	6,109,868
30,782	Parex Resources, Inc. (CAD)	273,122
58,627	Peyto Exploration & Development Corp. (CAD) (c)	667,571
16,064	West Fraser Timber Co., Ltd. (CAD)	1,565,125
182,848	Whitecap Resources, Inc. (CAD) (c)	1,365,496
		45,367,221
	China — 4.8%
1,118,858	CMOC Group Ltd., Class H (HKD)	1,098,154
981,695	Yankuang Energy Group Co., Ltd., Class H (HKD)	1,386,573
1,836,966	Zijin Mining Group Co., Ltd., Class H (HKD)	4,173,070
		6,657,797
	Colombia — 4.1%
637,687	Ecopetrol S.A., ADR (c)	5,694,545
	Hong Kong — 0.4%
879,350	Guangdong Investment Ltd. (HKD)	591,599
	India — 3.7%
704,514	Coal India Ltd. (INR)	4,288,812
70,688	Gujarat State Fertilizers & Chemicals Ltd. (INR)	184,081
48,574	Tata Chemicals Ltd. (INR)	632,438
		5,105,331
Shares	Description	Value

	Ireland — 3.6%
51,060	Pentair PLC	$4,993,157
	Japan — 2.6%
271,100	Inpex Corp. (JPY)	3,655,535
	Luxembourg — 0.5%
29,184	Adecoagro S.A.	323,067
11,786	APERAM S.A. (EUR)	369,186
		692,253
	Norway — 1.5%
95,219	Aker BP ASA (NOK)	2,040,997
	Switzerland — 3.0%
43,514	Bunge Global S.A.	4,205,193
	United Kingdom — 1.0%
366,813	Harbour Energy PLC (GBP)	1,305,475
	United States — 37.4%
27,466	Alliance Resource Partners, L.P. (d)	686,650
58,676	American Water Works Co., Inc.	8,580,778
10,021	Andersons (The), Inc.	502,453
18,092	California Water Service Group	980,948
55,547	CF Industries Holdings, Inc.	4,765,933
84,704	Essential Utilities, Inc.	3,267,033
38,411	FMC Corp.	2,532,821
309,212	Freeport-McMoRan, Inc.	15,435,863
5,378	Middlesex Water Co.	350,861
98,137	Mosaic (The) Co.	2,628,109
28,780	Northern Oil & Gas, Inc.	1,019,100
9,261	SJW Group	538,157
18,516	UFP Industries, Inc.	2,429,484
8,367	Watts Water Technologies, Inc., Class A	1,733,559
188,099	Weyerhaeuser Co.	6,369,032
		51,820,781
	Total Common Stocks	138,384,519
	(Cost $133,451,500)
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 9.7%
229,614	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (e)	$229,614
13,186,799	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.76% (e) (f)	13,186,799
	Total Money Market Funds	13,416,413
	(Cost $13,416,413)

	Total Investments — 109.5%	151,800,932
	(Cost $146,867,913)
	Net Other Assets and Liabilities — (9.5)%	(13,223,371)
	Net Assets — 100.0%	$138,577,561

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $12,790,500 and the total value of the collateral held by the Fund is $13,186,799.

(d)	Security is a Master Limited Partnership (“MLP”).
(e)	Rate shown reflects yield as of September 30, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	69.0%
CAD	13.9
HKD	4.8
AUD	3.9
INR	3.4
JPY	2.4
NOK	1.3
GBP	0.9
EUR	0.2
BRL	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 138,384,519	$ 138,384,519	$ —	$ —
Money Market Funds	13,416,413	13,416,413	—	—
Total Investments	$151,800,932	$151,800,932	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
September 30, 2024

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$12,790,500
Non-cash Collateral(2)	(12,790,500)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.1%
	Australia — 1.1%
25,012	Incitec Pivot Ltd. (AUD)	$53,778
4,997	Nufarm Ltd. (AUD)	13,715
		67,493
	Canada — 4.4%
5,756	Nutrien Ltd. (CAD)	276,596
	Chile — 1.2%
1,857	Sociedad Quimica y Minera de Chile S.A., ADR	77,400
	China — 0.1%
3,948	First Tractor Co., Ltd., Class H (HKD)	4,266
	Germany — 16.9%
11,155	BASF SE (EUR)	590,501
8,810	Bayer AG (EUR)	297,393
6,077	Evonik Industries AG (EUR)	142,057
2,335	K+S AG (EUR)	29,917
		1,059,868
	India — 16.9%
5,151	Chambal Fertilisers and Chemicals Ltd. (INR)	32,544
3,791	Coromandel International Ltd. (INR)	75,758
1,420	Escorts Kubota Ltd. (INR)	72,334
1,890	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (INR)	15,239
5,128	Gujarat State Fertilizers & Chemicals Ltd. (INR)	13,354
15,422	Mahindra & Mahindra Ltd. (INR)	569,556
1,951	PI Industries Ltd. (INR)	108,392
7,098	Rashtriya Chemicals & Fertilizers Ltd. (INR)	15,361
6,427	Sumitomo Chemical India Ltd. (INR)	42,703
3,278	Tata Chemicals Ltd. (INR)	42,680
9,654	UPL Ltd. (INR)	70,636
		1,058,557
	Israel — 1.1%
16,807	ICL Group Ltd. (ILS)	71,594
	Japan — 6.9%
15,200	Kubota Corp. (JPY)	214,793
2,600	Mitsui Chemicals, Inc. (JPY)	68,833
600	Nippon Soda Co., Ltd. (JPY)	10,412
1,800	Nissan Chemical Corp. (JPY)	64,198
600	Sakata Seed Corp. (JPY)	14,736
21,500	Sumitomo Chemical Co., Ltd. (JPY)	60,958
		433,930
Shares	Description	Value

	Malaysia — 2.3%
104,001	Petronas Chemicals Group Bhd (MYR)	$142,250
	Mexico — 0.4%
25,613	Orbia Advance Corp. S.A.B. de C.V. (MXN)	25,899
	Netherlands — 4.1%
16,301	CNH Industrial N.V.	180,941
2,757	OCI N.V. (EUR)	78,504
		259,445
	Qatar — 4.2%
73,550	Industries Qatar QSC (QAR)	263,415
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.4%
81,300	Wilmar International Ltd. (SGD)	211,908
	Switzerland — 3.8%
133	Bucher Industries AG (CHF)	60,265
1,842	Bunge Global S.A.	178,011
		238,276
	Turkey — 0.9%
4,342	Gubre Fabrikalari T.A.S. (TRY) (d)	25,965
1,302	Turk Traktor ve Ziraat Makineleri A/S (TRY)	26,874
		52,839
	United Arab Emirates — 1.2%
107,944	Fertiglobe PLC (AED)	76,703
	United States — 31.2%
971	AGCO Corp.	95,022
156	Alamo Group, Inc.	28,100
2,345	CF Industries Holdings, Inc.	201,201
8,614	Corteva, Inc.	506,417
1,483	Deere & Co.	618,900
1,623	FMC Corp.	107,021
142	Lindsay Corp.	17,699
4,143	Mosaic (The) Co.	110,950
739	Scotts Miracle-Gro (The) Co.	64,071
587	SiteOne Landscape Supply, Inc. (d)	88,584
1,334	Toro (The) Co.	115,698
		1,953,663
	Total Common Stocks	6,274,102
	(Cost $7,697,348)
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
52,455	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (g)	$52,455
	(Cost $52,455)

	Total Investments — 100.9%	6,326,557
	(Cost $7,749,803)
	Net Other Assets and Liabilities — (0.9)%	(56,901)
	Net Assets — 100.0%	$6,269,656

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(g)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	38.6%
EUR	18.0
INR	16.7
JPY	6.9
CAD	4.4
QAR	4.2
SGD	3.3
MYR	2.2
AED	1.2
ILS	1.1
AUD	1.1
CHF	1.0
TRY	0.8
MXN	0.4
HKD	0.1
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Other Country Categories*	6,274,102	6,274,102	—	—
Money Market Funds	52,455	52,455	—	—
Total Investments	$6,326,557	$6,326,557	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 0.6%
843,260	Telstra Group Ltd. (AUD)	$2,261,985
	Brazil — 0.6%
241,375	Telefonica Brasil S.A., ADR	2,478,921
	Canada — 1.6%
57,807	BCE, Inc. (CAD)	2,009,749
51,515	Rogers Communications, Inc., Class B (CAD)	2,071,341
123,127	TELUS Corp. (CAD)	2,065,697
		6,146,787
	Cayman Islands — 1.5%
2,036,504	Xiaomi Corp., Class B (HKD) (c) (d) (e)	5,894,292
	China — 2.6%
34,905,252	China Tower Corp., Ltd., Class H (HKD) (c) (e)	4,624,788
2,070,355	ZTE Corp., Class H (HKD)	5,353,092
		9,977,880
	Finland — 2.6%
95,646	Elisa Oyj (EUR)	5,070,031
1,173,145	Nokia Oyj, ADR (f)	5,126,644
		10,196,675
	France — 0.6%
191,965	Orange S.A. (EUR)	2,197,763
	Germany — 1.6%
81,249	Deutsche Telekom AG (EUR)	2,386,777
106,997	Infineon Technologies AG (EUR)	3,747,009
		6,133,786
	Guernsey — 1.3%
58,503	Amdocs Ltd.	5,117,842
	Hong Kong — 1.2%
3,262,646	Lenovo Group Ltd. (HKD)	4,448,767
	India — 7.5%
115,383	Bharti Airtel Ltd. (INR)	2,353,819
259,548	HCL Technologies Ltd. (INR)	5,562,855
250,261	Infosys Ltd., ADR	5,573,313
97,459	Tata Consultancy Services Ltd. (INR)	4,964,171
272,451	Tech Mahindra Ltd. (INR)	5,127,724
801,020	Wipro Ltd., ADR (f)	5,190,610
		28,772,492
	Indonesia — 0.6%
11,085,417	Telkom Indonesia Persero Tbk PT (IDR)	2,189,260
	Italy — 3.3%
416,633	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e)	5,124,723
Shares	Description	Value

	Italy (Continued)
71,065	Prysmian S.p.A. (EUR)	$5,157,720
8,219,570	Telecom Italia S.p.A. (EUR) (d) (f)	2,282,833
		12,565,276
	Japan — 10.4%
288,420	Fujitsu Ltd. (JPY)	5,890,812
72,448	KDDI Corp. (JPY)	2,315,715
390,084	Kyocera Corp. (JPY)	4,505,406
265,265	Mitsubishi Electric Corp. (JPY)	4,251,438
56,859	NEC Corp. (JPY)	5,439,633
4,704,850	Nippon Telegraph & Telephone Corp. (JPY)	4,805,510
235,459	Renesas Electronics Corp. (JPY)	3,405,944
3,488,980	SoftBank Corp. (JPY)	4,544,352
265,880	Sony Group Corp. (JPY)	5,138,157
		40,296,967
	Malaysia — 0.6%
2,479,055	CelcomDigi Bhd (MYR)	2,236,470
	Mexico — 0.5%
2,373,518	America Movil S.A.B. de C.V., Series B (MXN)	1,946,791
	Netherlands — 2.3%
532,051	Koninklijke KPN N.V. (EUR)	2,172,978
15,796	NXP Semiconductors N.V.	3,791,198
98,742	STMicroelectronics N.V. (EUR)	2,928,132
		8,892,308
	New Zealand — 0.4%
794,060	Spark New Zealand Ltd. (NZD)	1,528,533
	Norway — 0.6%
169,064	Telenor ASA (NOK)	2,162,773
	Philippines — 0.6%
58,740	Globe Telecom, Inc. (PHP)	2,383,667
	Qatar — 0.6%
733,929	Ooredoo QPSC (QAR)	2,362,441
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (g) (h) (i)	0
	Singapore — 0.7%
1,042,752	Singapore Telecommunications Ltd. (SGD)	2,628,684
	South Africa — 1.3%
452,142	MTN Group Ltd. (ZAR)	2,403,137
407,116	Vodacom Group Ltd. (ZAR)	2,579,481
		4,982,618
	South Korea — 4.6%
148,570	KT Corp., ADR	2,285,007
61,139	LG Electronics, Inc. (KRW)	4,876,346
80,400	Samsung Electronics Co., Ltd. (KRW)	3,781,142
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
39,732	Samsung SDS Co., Ltd. (KRW)	$4,700,268
53,285	SK Telecom Co., Ltd. (KRW)	2,277,764
		17,920,527
	Spain — 1.1%
55,379	Cellnex Telecom S.A. (EUR) (c) (d) (e)	2,245,736
432,019	Telefonica S.A. (EUR)	2,114,049
		4,359,785
	Sweden — 2.6%
198,503	Tele2 AB, Class B (SEK)	2,245,799
719,504	Telefonaktiebolaget LM Ericsson, Class B (SEK) (f)	5,435,325
763,085	Telia Co., AB (SEK)	2,467,515
		10,148,639
	Switzerland — 0.6%
3,592	Swisscom AG (CHF)	2,344,869
	Taiwan — 10.0%
413,943	Advantech Co., Ltd. (TWD)	4,205,289
890,297	ASE Technology Holding Co., Ltd. (TWD)	4,248,016
508,295	Chunghwa Telecom Co., Ltd. (TWD)	2,015,737
420,562	Delta Electronics, Inc. (TWD)	5,056,605
748,536	Far EasTone Telecommunications Co., Ltd. (TWD)	2,145,331
111,285	MediaTek, Inc. (TWD)	4,131,891
1,364,839	Taiwan Mobile Co., Ltd. (TWD)	4,959,679
25,837	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,487,112
2,635,210	United Microelectronics Corp. (TWD)	4,479,936
55,479	Wiwynn Corp. (TWD)	3,006,540
		38,736,136
	Thailand — 0.7%
347,300	Advanced Info Service PCL (THB)	2,806,247
	United Arab Emirates — 0.6%
456,034	Emirates Telecommunications Group Co. PJSC (AED)	2,296,900
	United Kingdom — 2.0%
2,690,048	BT Group PLC (GBP)	5,319,172
2,242,140	Vodafone Group PLC (GBP)	2,249,424
		7,568,596
	United States — 34.1%
27,893	Advanced Micro Devices, Inc. (d)	4,576,683
23,061	American Tower Corp.	5,363,066
18,746	Analog Devices, Inc.	4,314,767
Shares	Description	Value

	United States (Continued)
20,980	Apple, Inc.	$4,888,340
14,358	Arista Networks, Inc. (d)	5,510,887
112,806	AT&T, Inc.	2,481,732
29,890	Broadcom, Inc.	5,156,025
91,631	Ciena Corp. (d)	5,643,553
97,979	Cisco Systems, Inc.	5,214,442
44,842	Crown Castle, Inc.	5,319,606
29,877	Digital Realty Trust, Inc.	4,834,995
5,868	Equinix, Inc.	5,208,613
26,599	F5, Inc. (d)	5,857,100
213,758	Hewlett Packard Enterprise Co.	4,373,489
145,310	Intel Corp.	3,408,973
26,445	International Business Machines Corp.	5,846,461
125,766	Juniper Networks, Inc.	4,902,359
32,362	Keysight Technologies, Inc. (d)	5,143,293
60,930	Marvell Technology, Inc.	4,394,272
47,290	Microchip Technology, Inc.	3,796,914
31,755	Micron Technology, Inc.	3,293,311
11,782	Motorola Solutions, Inc.	5,297,541
35,698	NVIDIA Corp.	4,335,165
41,113	Qorvo, Inc. (d)	4,246,973
20,750	QUALCOMM, Inc.	3,528,537
22,769	SBA Communications Corp.	5,480,498
43,546	Skyworks Solutions, Inc.	4,301,038
11,430	T-Mobile US, Inc.	2,358,695
49,948	Verizon Communications, Inc.	2,243,165
		131,320,493
	Total Common Stocks	385,305,170
	(Cost $348,069,028)
MONEY MARKET FUNDS — 4.1%
397,227	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (j)	397,227
15,467,085	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.76% (j) (k)	15,467,085
	Total Money Market Funds	15,864,312
	(Cost $15,864,312)

	Total Investments — 104.0%	401,169,482
	(Cost $363,933,340)
	Net Other Assets and Liabilities — (4.0)%	(15,523,165)
	Net Assets — 100.0%	$385,646,317

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
September 30, 2024
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $14,760,115 and the total value of the collateral held by the Fund is $15,467,085.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of September 30, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippine Peso
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
USD	45.2%
JPY	10.0
EUR	8.8
TWD	8.5
HKD	5.1
INR	4.5
KRW	3.9
SEK	2.5
GBP	1.9
CAD	1.5
ZAR	1.2
THB	0.7
SGD	0.7
PHP	0.6
QAR	0.6
CHF	0.6
AED	0.6
AUD	0.6
MYR	0.6
IDR	0.5
NOK	0.5
MXN	0.5
NZD	0.4
Total	100.0%
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
September 30, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	2,806,247	—	2,806,247	—
Other Country Categories*	382,498,923	382,498,923	—	—
Money Market Funds	15,864,312	15,864,312	—	—
Total Investments	$401,169,482	$398,363,235	$2,806,247	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$14,760,115
Non-cash Collateral(2)	(14,760,115)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 1.1%
46,397	IGO Ltd. (AUD)	$187,968
90,951	Pilbara Minerals Ltd. (AUD) (c) (d)	205,614
		393,582
	Austria — 0.5%
12,375	ams-OSRAM AG (CHF) (c)	172,681
	Canada — 1.6%
57,326	Lithium Americas Argentina Corp. (c) (d)	186,883
4,182	Magna International, Inc.	171,629
15,334	Sigma Lithium Corp. (c) (d)	189,528
		548,040
	Cayman Islands — 4.7%
3,035	Ambarella, Inc. (c)	171,189
1,852	Baidu, Inc., ADR (c)	194,997
175,734	Geely Automobile Holdings Ltd. (HKD)	275,338
8,690	Li Auto, Inc., ADR (c) (d)	222,899
39,810	NIO, Inc., ADR (c) (d)	265,931
21,440	XPeng, Inc., ADR (c)	261,139
139,098	Yadea Group Holdings Ltd. (HKD) (e) (f)	247,282
		1,638,775
	Chile — 0.5%
4,378	Sociedad Quimica y Minera de Chile S.A., ADR (d)	182,475
	China — 3.3%
5,855	BYD Co., Ltd., Class H (HKD)	213,749
84,775	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (e) (f)	244,275
118,277	Great Wall Motor Co., Ltd., Class H (HKD)	220,614
66,205	Tianqi Lithium Corp., Class H (HKD) (d)	235,052
61,730	Zhejiang Leapmotor Technology Co., Ltd. (HKD) (c) (e) (f)	266,014
		1,179,704
	France — 2.8%
2,952	Schneider Electric SE (EUR)	776,159
16,914	Valeo SE (EUR)	203,717
		979,876
	Germany — 3.0%
1,883	Bayerische Motoren Werke AG (EUR)	165,967
2,899	Continental AG (EUR)	187,619
7,125	Infineon Technologies AG (EUR)	249,516
Shares	Description	Value

	Germany (Continued)
4,531	Mercedes-Benz Group AG (EUR)	$292,736
1,651	Wacker Chemie AG (EUR)	162,830
		1,058,668
	Indonesia — 1.2%
1,257,170	Merdeka Copper Gold Tbk PT (IDR) (c)	225,859
794,002	Vale Indonesia Tbk PT (IDR) (c)	213,971
		439,830
	Ireland — 0.7%
1,676	TE Connectivity PLC	253,059
	Israel — 0.6%
3,995	Electreon Wireless Ltd. (ILS) (c)	211,008
	Japan — 6.4%
16,200	Aisin Corp. (JPY)	177,752
11,400	Denso Corp. (JPY)	168,591
22,192	Honda Motor Co., Ltd. (JPY)	232,767
8,400	NIDEC CORP. (JPY)	175,685
52,609	Nissan Motor Co., Ltd. (JPY) (d)	147,331
21,800	Panasonic Holdings Corp. (JPY)	188,536
8,700	Renesas Electronics Corp. (JPY)	125,847
8,410	Subaru Corp. (JPY)	145,233
50,460	Toyota Motor Corp. (JPY)	892,639
		2,254,381
	Jersey — 1.0%
2,599	Aptiv PLC (c)	187,154
54,283	Arcadium Lithium PLC (AUD) (c)	159,121
		346,275
	Netherlands — 2.8%
715	Ferrari N.V.	336,129
7,107	Nebius Group N.V. (c) (g) (h) (i)	0
1,400	NXP Semiconductors N.V.	336,014
11,422	Stellantis N.V. (EUR)	157,760
4,944	STMicroelectronics N.V.	146,985
		976,888
	South Korea — 8.6%
1,360	Ecopro BM Co., Ltd. (KRW) (c)	191,879
1,092	Hyundai Mobis Co., Ltd. (KRW)	181,624
971	Hyundai Motor Co. (KRW)	181,176
2,102	Kia Corp. (KRW)	160,580
701	LG Chem Ltd. (KRW)	191,104
5,391	Lotte Energy Materials Corp. (KRW)	169,847
3,101	LX Semicon Co., Ltd. (KRW)	152,477
954	POSCO Future M Co., Ltd. (KRW)	182,381
26,394	Samsung Electronics Co., Ltd. (KRW)	1,241,287
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
660	Samsung SDI Co., Ltd. (KRW)	$191,030
6,117	SK IE Technology Co., Ltd. (KRW) (c) (e) (f)	169,332
		3,012,717
	Sweden — 0.7%
9,085	Volvo AB, Class B (SEK)	239,921
	Taiwan — 4.5%
9,088	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,578,313
	United Kingdom — 0.5%
4,646	Sensata Technologies Holding PLC	166,606
	United States — 55.2%
16,444	Adeia, Inc.	195,848
9,216	Advanced Micro Devices, Inc. (c)	1,512,161
1,903	Albemarle Corp.	180,233
5,949	Allegro MicroSystems, Inc. (c)	138,612
9,036	Alphabet, Inc., Class A	1,498,621
2,709	Analog Devices, Inc.	623,531
7,368	Apple, Inc.	1,716,744
56,287	Aurora Innovation, Inc. (c)	333,219
5,622	BorgWarner, Inc.	204,022
96,036	ChargePoint Holdings, Inc. (c) (d)	131,569
1,379	Cirrus Logic, Inc. (c)	171,286
737	Cummins, Inc.	238,633
21,425	Ford Motor Co.	226,248
6,235	General Motors Co.	279,577
28,401	indie Semiconductor, Inc., Class A (c)	113,320
23,303	Intel Corp.	546,688
3,178	Lattice Semiconductor Corp. (c)	168,656
1,585	Lear Corp.	173,003
54,797	Lucid Group, Inc. (c) (d)	193,433
107,075	Luminar Technologies, Inc. (c) (d)	96,335
4,689	Marvell Technology, Inc.	338,171
8,374	MaxLinear, Inc. (c)	121,256
2,881	Microchip Technology, Inc.	231,315
6,044	Micron Technology, Inc.	626,823
3,690	Microsoft Corp.	1,587,807
6,893	Mobileye Global, Inc., Class A (c)	94,434
13,162	NVIDIA Corp.	1,598,393
2,511	ON Semiconductor Corp. (c)	182,324
2,821	PACCAR, Inc.	278,376
63,587	Plug Power, Inc. (c) (d)	143,707
1,522	Qorvo, Inc. (c)	157,223
8,390	QUALCOMM, Inc.	1,426,720
Shares	Description	Value

	United States (Continued)
2,859	Rambus, Inc. (c)	$120,707
11,116	Rivian Automotive, Inc., Class A (c)	124,722
1,570	Silicon Laboratories, Inc. (c)	181,445
1,202	SiTime Corp. (c)	206,155
1,696	Skyworks Solutions, Inc.	167,514
2,085	Synaptics, Inc. (c)	161,754
6,957	Tesla, Inc. (c)	1,820,160
4,979	Texas Instruments, Inc.	1,028,512
7,519	Wolfspeed, Inc. (c)	72,934
		19,412,191
	Total Common Stocks	35,044,990
	(Cost $33,606,171)
MONEY MARKET FUNDS — 5.4%
37,787	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (j)	37,787
1,851,885	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.76% (j) (k)	1,851,885
	Total Money Market Funds	1,889,672
	(Cost $1,889,672)

	Total Investments — 105.1%	36,934,662
	(Cost $35,495,843)
	Net Other Assets and Liabilities — (5.1)%	(1,794,618)
	Net Assets — 100.0%	$35,140,044

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $1,779,595 and the total value of the collateral held by the Fund is $1,851,885.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
September 30, 2024
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of September 30, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	70.8%
KRW	8.2
JPY	6.1
EUR	5.9
HKD	4.6
AUD	1.5
IDR	1.2
SEK	0.6
ILS	0.6
CHF	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 976,888	$ 976,888	$ —	$ —**
Other Country Categories*	34,068,102	34,068,102	—	—
Money Market Funds	1,889,672	1,889,672	—	—
Total Investments	$36,934,662	$36,934,662	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,779,595
Non-cash Collateral(2)	(1,779,595)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 3.9%
616,307	Amazon.com, Inc. (a)	$114,836,483
	Communications Equipment — 6.6%
311,310	Arista Networks, Inc. (a)	119,487,004
1,451,138	Cisco Systems, Inc.	77,229,565
		196,716,569
	Diversified Telecommunication Services — 4.2%
17,462,025	Lumen Technologies, Inc. (a)	123,980,378
	Financial Services — 0.7%
737,535	Toast, Inc., Class A (a)	20,879,616
	Health Care Technology — 0.6%
84,712	Veeva Systems, Inc., Class A (a)	17,778,507
	Interactive Media & Services — 3.7%
673,343	Alphabet, Inc., Class A	111,673,937
	IT Services — 19.9%
720,154	Akamai Technologies, Inc. (a)	72,699,546
892,872	Cloudflare, Inc., Class A (a)	72,224,416
1,246,343	DigitalOcean Holdings, Inc. (a)	50,339,794
2,631,377	Fastly, Inc., Class A (a)	19,919,524
544,257	International Business Machines Corp.	120,324,338
315,264	MongoDB, Inc. (a)	85,231,622
742,613	Shopify, Inc., Class A (a)	59,513,006
160,511	Snowflake, Inc., Class A (a)	18,436,293
876,440	Twilio, Inc., Class A (a)	57,161,417
220,083	Wix.com Ltd. (a)	36,791,275
		592,641,231
	Media — 0.6%
175,405	Trade Desk (The), Inc., Class A (a)	19,233,158
	Professional Services — 1.3%
112,637	Paycom Software, Inc.	18,761,945
113,601	Paylocity Holding Corp. (a)	18,740,757
		37,502,702
	Software — 49.1%
95,760	Adobe, Inc. (a)	49,582,613
79,034	Appfolio, Inc., Class A (a)	18,604,604
825,698	Appian Corp., Class A (a)	28,189,330
592,284	AppLovin Corp., Class A (a)	77,322,676
1,304,063	Asana, Inc., Class A (a)	15,114,090
332,158	Atlassian Corp., Class A (a)	52,750,012
219,320	Blackbaud, Inc. (a)	18,572,018
370,033	BlackLine, Inc. (a)	20,403,620
562,427	Box, Inc., Class A (a)	18,408,236
2,592,148	Confluent, Inc., Class A (a)	52,827,976
Shares	Description	Value

	Software (Continued)
66,125	CrowdStrike Holdings, Inc., Class A (a)	$18,546,079
157,708	Datadog, Inc., Class A (a)	18,145,882
309,663	DocuSign, Inc. (a)	19,226,976
729,321	Dropbox, Inc., Class A (a)	18,546,633
240,650	Elastic N.V. (a)	18,472,294
1,435,020	Five9, Inc. (a)	41,228,124
1,160,451	Gitlab, Inc., Class A (a)	59,809,644
110,216	HubSpot, Inc. (a)	58,590,825
29,091	Intuit, Inc.	18,065,511
582,807	Klaviyo, Inc., Class A (a)	20,619,712
263,726	Microsoft Corp.	113,481,298
1,740,952	Nutanix, Inc., Class A (a)	103,151,406
576,214	Open Text Corp.	19,176,402
778,617	Oracle Corp.	132,676,337
50,549	Palo Alto Networks, Inc. (a)	17,277,648
247,071	Q2 Holdings, Inc. (a)	19,708,854
146,482	Qualys, Inc. (a)	18,817,078
1,289,791	RingCentral, Inc., Class A (a)	40,796,089
1,126,996	Rubrik, Inc., Class A (a)	36,232,921
217,499	Salesforce, Inc.	59,531,651
166,903	SAP SE, ADR	38,237,477
64,334	ServiceNow, Inc. (a)	57,539,686
375,720	Smartsheet, Inc., Class A (a)	20,799,859
589,554	Sprout Social, Inc., Class A (a)	17,138,335
69,665	Workday, Inc., Class A (a)	17,026,823
703,664	Workiva, Inc. (a)	55,673,896
265,419	Zoom Video Communications, Inc., Class A (a)	18,510,321
91,685	Zscaler, Inc. (a)	15,672,634
2,085,907	Zuora, Inc., Class A (a)	17,980,518
		1,462,456,088
	Technology Hardware, Storage & Peripherals — 9.4%
476,072	Dell Technologies, Inc., Class C	56,433,575
2,839,721	Hewlett Packard Enterprise Co.	58,100,692
455,644	NetApp, Inc.	56,276,590
2,144,878	Pure Storage, Inc., Class A (a)	107,758,671
		278,569,528
	Total Common Stocks	2,976,268,197
	(Cost $2,356,562,672)
MONEY MARKET FUNDS — 0.0%
530,670	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	530,670
	(Cost $530,670)

See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
September 30, 2024
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$75	Bank of America Corp., 4.86% (b), dated 09/30/24, due 10/01/24, with a maturity value of $75. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $77. (c)	$75
	(Cost $75)

	Total Investments — 100.0%	2,976,798,942
	(Cost $2,357,093,417)
	Net Other Assets and Liabilities — 0.0%	733,536
	Net Assets — 100.0%	$2,977,532,478

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,976,268,197	$ 2,976,268,197	$ —	$ —
Money Market Funds	530,670	530,670	—	—
Repurchase Agreements	75	—	75	—
Total Investments	$2,976,798,942	$2,976,798,867	$75	$—

*	See Portfolio of Investments for industry breakout.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(1)	$75
Non-cash Collateral(2)	(75)
Net Amount	$—

(1)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(2)	At September 30, 2024, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 3.8%
137,342	Aristocrat Leisure Ltd. (AUD)	$5,564,134
	Belgium — 3.5%
28,249	UCB S.A. (EUR)	5,094,159
	Brazil — 1.6%
871,418	Caixa Seguridade Participacoes S.A. (BRL)	2,327,428
	Canada — 7.5%
32,230	Brookfield Asset Management Ltd., Class A	1,524,157
25,794	Celestica, Inc. (CAD) (c)	1,318,642
1,000	Constellation Software, Inc. (CAD)	3,253,355
2,121	Fairfax Financial Holdings Ltd. (CAD)	2,678,079
26,559	RB Global, Inc.	2,137,734
		10,911,967
	Cayman Islands — 10.9%
79,000	Akeso, Inc. (HKD) (c) (d) (e)	697,132
45,863	Amer Sports, Inc. (c)	731,515
432,617	NU Holdings Ltd., Class A (c)	5,905,222
122,000	Pop Mart International Group Ltd. (HKD) (d) (e)	835,686
38,107	SharkNinja, Inc.	4,142,612
894,908	Smoore International Holdings Ltd. (HKD) (d) (e)	1,485,019
35,189	Trip.com Group Ltd., ADR (c)	2,091,282
		15,888,468
	China — 0.8%
118,984	Midea Group Co., Ltd. (HKD) (c)	1,136,446
	Denmark — 3.6%
7,770	DSV A/S (DKK)	1,604,113
30,337	Novo Nordisk A/S, ADR	3,612,227
		5,216,340
	Germany — 2.5%
24,808	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (d) (e)	1,974,478
43,533	Siemens Energy AG (EUR) (c)	1,602,534
		3,577,012
	Indonesia — 2.2%
5,266,140	Amman Mineral Internasional PT (IDR) (c)	3,226,120
	Ireland — 2.2%
34,619	CRH PLC	3,210,566
Shares	Description	Value

	Israel — 5.9%
25,379	Monday.com Ltd. (c)	$7,049,525
82,276	Teva Pharmaceutical Industries Ltd., ADR (c)	1,482,613
		8,532,138
	Japan — 7.5%
49,000	Kyowa Kirin Co., Ltd. (JPY)	861,527
87,600	Sega Sammy Holdings, Inc. (JPY)	1,743,162
1,383,170	SoftBank Corp. (JPY)	1,801,562
71,900	Sompo Holdings, Inc. (JPY)	1,601,335
388,000	TDK Corp. (JPY)	4,921,371
		10,928,957
	Luxembourg — 9.4%
326,782	InPost S.A. (EUR) (c)	6,162,061
20,415	Spotify Technology S.A. (c)	7,523,540
		13,685,601
	Mexico — 0.3%
8,667	Vista Energy SAB de C.V., ADR (c)	382,908
	Netherlands — 1.2%
66,419	Universal Music Group N.V. (EUR)	1,737,459
	Norway — 1.4%
90,903	Orkla ASA (NOK)	856,661
362,569	Var Energi ASA (NOK)	1,123,478
		1,980,139
	Saudi Arabia — 0.3%
5,809	SAL Saudi Logistics Services (SAR)	453,397
	South Korea — 3.1%
17,390	Krafton, Inc. (KRW) (c)	4,554,619
	Sweden — 8.3%
255,723	Nordnet AB publ (SEK)	6,133,817
141,531	Swedish Orphan Biovitrum AB (SEK) (c)	4,557,042
124,048	Tele2 AB, Class B (SEK)	1,403,439
		12,094,298
	Switzerland — 6.0%
58,116	On Holding AG, Class A (c)	2,914,517
140,843	Sandoz Group AG (CHF)	5,869,360
		8,783,877
	Taiwan — 2.2%
967,267	Pegatron Corp. (TWD)	3,148,168
	United Arab Emirates — 2.1%
1,161,891	ADNOC Drilling Co. PJSC (AED)	1,496,235
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Arab Emirates (Continued)
363,091	Emaar Development PJSC (AED)	$862,984
680,795	Salik Co. PJSC (AED)	765,490
		3,124,709
	United Kingdom — 8.3%
72,299	ARM Holdings PLC, ADR (c)	10,339,480
331,126	Haleon PLC (GBP)	1,739,367
		12,078,847
	United States — 4.9%
91,179	Coupang, Inc. (c)	2,238,444
178,793	Gen Digital, Inc.	4,904,292
		7,142,736
	Total Common Stocks	144,780,493
	(Cost $115,188,326)
MONEY MARKET FUNDS — 0.3%
493,860	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (f)	493,860
	(Cost $493,860)

	Total Investments — 99.8%	145,274,353
	(Cost $115,682,186)
	Net Other Assets and Liabilities — 0.2%	232,645
	Net Assets — 100.0%	$145,506,998

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SAR	– Saudi Riyal
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	41.8%
EUR	11.4
SEK	8.3
JPY	7.5
CAD	5.0
CHF	4.0
AUD	3.8
KRW	3.1
HKD	2.9
IDR	2.2
TWD	2.2
AED	2.2
BRL	1.6
NOK	1.4
GBP	1.2
DKK	1.1
SAR	0.3
Total	100.0%
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
September 30, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 144,780,493	$ 144,780,493	$ —	$ —
Money Market Funds	493,860	493,860	—	—
Total Investments	$145,274,353	$145,274,353	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Canada — 2.8%
9,600,543	BlackBerry Ltd. (c)	$25,153,423
4,759,666	Open Text Corp. (CAD)	158,438,510
		183,591,933
	France — 3.7%
1,562,061	Thales S.A. (EUR)	247,867,530
	India — 7.6%
22,578,218	Infosys Ltd., ADR (d)	502,816,915
	Israel — 7.8%
1,365,250	Check Point Software Technologies Ltd. (c)	263,233,853
800,053	CyberArk Software Ltd. (c)	233,303,455
755,171	Radware Ltd. (c)	16,825,210
		513,362,518
	Japan — 2.2%
2,423,573	Trend Micro, Inc. (JPY)	143,095,776
	United Kingdom — 0.3%
8,102,356	NCC Group PLC (GBP)	19,303,446
	United States — 75.5%
1,195,528	A10 Networks, Inc.	17,263,424
2,580,603	Akamai Technologies, Inc. (c)	260,511,873
1,655,200	Booz Allen Hamilton Holding Corp.	269,400,352
3,228,200	Broadcom, Inc.	556,864,500
10,400,085	Cisco Systems, Inc.	553,492,524
3,199,519	Cloudflare, Inc., Class A (c)	258,809,092
1,895,644	CrowdStrike Holdings, Inc., Class A (c)	531,671,273
925,689	F5, Inc. (c)	203,836,718
3,426,049	Fortinet, Inc. (c)	265,690,100
9,310,623	Gen Digital, Inc.	255,390,389
1,657,975	Leidos Holdings, Inc.	270,249,925
1,146,179	NetScout Systems, Inc. (c)	24,929,393
2,579,586	Okta, Inc. (c)	191,766,423
1,021,223	OneSpan, Inc. (c)	17,023,787
1,449,087	Palo Alto Networks, Inc. (c)	495,297,937
612,500	Qualys, Inc. (c)	78,681,750
1,008,228	Rapid7, Inc. (c)	40,218,215
987,676	Rubrik, Inc., Class A (c)	31,753,783
852,026	Science Applications International Corp.	118,661,661
5,502,423	SentinelOne, Inc., Class A (c)	131,617,958
1,869,294	Tenable Holdings, Inc. (c)	75,743,793
1,951,415	Varonis Systems, Inc. (c)	110,254,947
1,314,190	Zscaler, Inc. (c)	224,647,639
		4,983,777,456
	Total Common Stocks	6,593,815,574
	(Cost $5,089,807,026)
Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
10,568,721	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (e)	$10,568,721
58,365,755	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 4.76% (e) (f)	58,365,755
	Total Money Market Funds	68,934,476
	(Cost $68,934,476)

	Total Investments — 100.9%	6,662,750,050
	(Cost $5,158,741,502)
	Net Other Assets and Liabilities — (0.9)%	(60,789,676)
	Net Assets — 100.0%	$6,601,960,374

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities, including those sold and pending
settlement, is $56,884,261 and the total value of the collateral held by the Fund is $58,365,755.

(e)	Rate shown reflects yield as of September 30, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
September 30, 2024

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,593,815,574	$ 6,593,815,574	$ —	$ —
Money Market Funds	68,934,476	68,934,476	—	—
Total Investments	$6,662,750,050	$6,662,750,050	$—	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$56,884,261
Non-cash Collateral(2)	(56,884,261)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At September 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 0.5%
276	BAWAG Group AG (EUR) (c) (d)	$21,368
	Bahamas — 0.1%
184	OneSpaWorld Holdings Ltd.	3,038
	Belgium — 3.3%
186	Solvay S.A. (EUR)	7,288
684	UCB S.A. (EUR)	123,346
		130,634
	Bermuda — 3.9%
2,904	Conduit Holdings Ltd. (GBP)	20,189
815	Fidelis Insurance Holdings Ltd.	14,719
8,106	Hafnia Ltd. (NOK)	57,686
744	Hamilton Insurance Group, Ltd., Class B (e)	14,389
320	Paysafe Ltd. (e)	7,178
1,201	SiriusPoint Ltd. (e)	17,222
758	Viking Holdings Ltd. (e)	26,447
		157,830
	Cayman Islands — 0.8%
1,776	Amer Sports, Inc. (e)	28,327
111	MoonLake Immunotherapeutics (e)	5,597
		33,924
	Cyprus — 0.0%
1,795	HeadHunter Group PLC, ADR (e) (f) (g) (h)	0
	Denmark — 4.9%
3,084	Cadeler A/S (NOK) (e)	21,626
376	DSV A/S (DKK)	77,625
1,400	H Lundbeck A/S (DKK)	9,052
745	Novo Nordisk A/S, Class B (DKK)	87,533
		195,836
	Finland — 1.0%
4,409	Mandatum Oyj (EUR)	21,816
1,788	Puuilo Oyj (EUR)	19,216
		41,032
	France — 0.4%
89	Exosens SAS (EUR) (e)	2,001
326	La Francaise des Jeux SAEM (EUR) (c) (d)	13,405
		15,406
	Germany — 7.2%
723	Daimler Truck Holding AG (EUR)	27,065
400	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	31,836
4,641	E.ON SE (EUR)	68,994
Shares	Description	Value

	Germany (Continued)
203	Hensoldt AG (EUR)	$6,657
2,460	Ionos SE (EUR) (e)	61,339
132	RENK Group AG (EUR)	3,262
1,405	Siemens Energy AG (EUR) (e)	51,721
1,098	Traton SE (EUR)	35,934
		286,808
	Greece — 0.5%
1,296	Optima bank S.A. (EUR)	18,726
	Guernsey — 0.2%
807	Genius Sports Ltd. (e)	6,327
	Ireland — 2.1%
898	CRH PLC	83,281
167	Dole PLC	2,720
		86,001
	Israel — 6.7%
3,656	Cellebrite DI Ltd. (e)	61,567
614	Monday.com Ltd. (e)	170,551
1,991	Teva Pharmaceutical Industries Ltd., ADR (e)	35,878
		267,996
	Italy — 1.4%
127	Intercos S.p.A. (EUR)	2,239
4,422	Lottomatica Group S.p.A. (EUR)	55,377
		57,616
	Jersey — 3.0%
330	Birkenstock Holding PLC (e)	16,266
3,736	CVC Capital Partners PLC (EUR) (c) (d) (e)	83,466
560	Janus Henderson Group PLC	21,319
		121,051
	Kazakhstan — 0.7%
250	Kaspi.KZ JSC, ADR	26,497
	Luxembourg — 9.2%
7,429	Allegro.eu S.A. (PLN) (c) (d) (e)	67,187
788	Ardagh Metal Packaging S.A.	2,971
7,029	InPost S.A. (EUR) (e)	132,544
445	Spotify Technology S.A. (e)	163,996
		366,698
	Netherlands — 4.5%
796	CTP N.V. (EUR) (c) (d)	14,532
1,359	Immatics N.V. (e)	15,506
599	Merus N.V. (e)	29,926
158	Newamsterdam Pharma Co. N.V. (e)	2,623
743	OCI N.V. (EUR)	21,156
2,234	Technip Energies N.V. (EUR)	53,764
1,607	Universal Music Group N.V. (EUR)	42,038
		179,545
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway — 4.6%
2,625	DOF Group ASA (NOK) (e)	$21,790
4,731	Elopak ASA (NOK)	19,950
2,347	Hoegh Autoliners ASA (NOK)	30,269
5,456	Norconsult Norge A/S (NOK)	18,457
5,279	Orkla ASA (NOK)	49,749
603	SmartCraft ASA (NOK) (e)	1,834
2,405	Telenor ASA (NOK)	30,766
4,387	Var Energi ASA (NOK)	13,594
		186,409
	Singapore — 0.3%
984	BW LPG Ltd. (NOK) (c) (d)	14,033
	Sweden — 18.3%
3,527	Alleima AB (SEK)	24,796
3,468	BoneSupport Holding AB (SEK) (c) (d) (e)	104,219
614	Engcon AB (SEK)	7,086
2,181	EQT AB (SEK)	74,627
2,251	Hemnet Group AB (SEK)	82,851
4,538	Munters Group AB (SEK) (c) (d)	103,577
6,851	Nordnet AB publ (SEK)	164,329
731	Nyfosa AB (SEK)	8,666
2,667	Rusta AB (SEK)	20,707
8,745	Samhallsbyggnadsbolaget i Norden AB (SEK)	6,307
2,491	Swedish Orphan Biovitrum AB (SEK) (e)	80,206
2,401	Tele2 AB, Class B (SEK)	27,164
1,817	Vimian Group AB (SEK) (e)	8,355
757	Yubico AB (SEK) (e)	18,635
		731,525
	Switzerland — 9.9%
1,162	Accelleron Industries AG (CHF)	60,190
878	Alcon, Inc.	87,861
418	Galderma Group AG (CHF) (e)	38,819
2,813	On Holding AG, Class A (e)	141,072
1,515	Sandoz Group AG (CHF)	63,135
524	Sportradar Group AG, Class A (e)	6,346
		397,423
	United Kingdom — 12.6%
1,452	AJ Bell PLC (GBP)	8,726
1,842	ARM Holdings PLC, ADR (e)	263,424
4,256	Baltic Classifieds Group PLC (GBP)	17,241
2,880	Bridgepoint Group PLC (GBP) (c) (d)	13,269
1,493	Centessa Pharmaceuticals PLC, ADR (e)	23,873
2,839	Deliveroo PLC (GBP) (c) (d) (e)	5,864
673	Drax Group PLC (GBP)	5,799
Shares	Description	Value

	United Kingdom (Continued)
1,532	Finablr PLC (GBP) (c) (e) (f) (g) (h)	$0
791	Frasers Group PLC (GBP) (e)	8,815
16,025	Haleon PLC (GBP)	84,177
3,650	Just Group PLC (GBP)	6,793
268	Marex Group PLC	6,330
328	Molten Ventures PLC (GBP) (e)	1,772
3,802	Petershill Partners PLC (GBP) (c) (d)	10,649
1,020	Raspberry PI Holdings PLC (GBP) (e)	5,272
7,324	Trustpilot Group PLC (GBP) (c) (d) (e)	22,130
285	Verona Pharma PLC, ADR (e)	8,199
1,351	Wise PLC, Class A (GBP) (e)	12,129
		504,462
	United States — 3.7%
5,408	Gen Digital, Inc.	148,341

	Total Investments — 99.8%	3,998,526
	(Cost $3,118,619)
	Net Other Assets and Liabilities — 0.2%	6,686
	Net Assets — 100.0%	$4,005,212

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
September 30, 2024

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	36.1%
EUR	23.0
SEK	18.3
NOK	7.0
GBP	5.6
DKK	4.3
CHF	4.0
PLN	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$ —**	$ —	$ —	$ —**
United Kingdom	504,462	504,462	—	—**
Other Country Categories*	3,494,064	3,494,064	—	—
Total Investments	$3,998,526	$3,998,526	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 92.4%
	Australia — 3.4%
13,030	CAR Group Ltd. (AUD)	$337,449
1,780	REA Group Ltd. (AUD)	247,350
12,327	SEEK Ltd. (AUD)	211,778
6,471	WiseTech Global Ltd. (AUD)	613,749
		1,410,326
	Canada — 5.4%
2,950	Descartes Systems Group (The), Inc. (CAD) (c)	303,561
23,820	Shopify, Inc., Class A (CAD) (c)	1,908,313
		2,211,874
	Cayman Islands — 52.0%
318,813	Alibaba Group Holding Ltd. (HKD)	4,511,205
78,763	Baidu, Inc., Class A (HKD) (c)	1,069,917
98,805	JD.com, Inc., Class A (HKD)	2,123,827
11,467	Kanzhun Ltd., ADR	199,067
96,974	Kuaishou Technology (HKD) (c) (d) (e)	684,220
190,315	Meituan, Class B (HKD) (c) (d) (e)	4,210,807
60,081	NetEase, Inc. (HKD)	1,163,155
14,199	PDD Holdings, Inc., ADR (c)	1,914,167
12,058	Sea Ltd., ADR (c)	1,136,828
70,101	Tencent Holdings Ltd. (HKD)	4,009,198
22,895	Tencent Music Entertainment Group, ADR	275,885
12,679	Vipshop Holdings Ltd., ADR	199,441
		21,497,717
	Germany — 1.8%
7,079	Delivery Hero SE (EUR) (c) (d) (e)	285,414
2,591	Scout24 SE (EUR) (d) (e)	222,802
7,564	Zalando SE (EUR) (c) (d) (e)	249,397
		757,613
	Indonesia — 0.4%
35,280,356	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	153,798
	Isle Of Man — 0.5%
22,086	Entain PLC (GBP)	225,357
	Israel — 0.8%
1,922	Wix.com Ltd. (c)	321,301
	Japan — 2.5%
92,376	LY Corp. (JPY)	269,496
14,772	M3, Inc. (JPY)	147,797
14,282	Nexon Co., Ltd. (JPY)	281,168
51,273	Rakuten Group, Inc. (JPY) (c)	330,202
		1,028,663
	Luxembourg — 4.5%
5,070	Spotify Technology S.A. (c)	1,868,447
Shares	Description	Value

	Netherlands — 9.2%
1,073	Adyen N.V. (EUR) (c) (d) (e)	$1,675,282
15,088	Nebius Group N.V. (c) (f) (g) (h)	0
48,121	Prosus N.V. (EUR)	2,103,001
		3,778,283
	New Zealand — 1.2%
4,958	Xero Ltd. (AUD) (c)	512,236
	South Africa — 3.6%
6,159	Naspers Ltd., Class N (ZAR)	1,495,378
	South Korea — 3.0%
10,572	Kakao Corp. (KRW)	292,252
1,042	Krafton, Inc. (KRW) (c)	272,910
5,218	NAVER Corp. (KRW)	675,942
		1,241,104
	United Kingdom — 1.4%
30,897	Auto Trader Group PLC (GBP) (d) (e)	358,469
27,298	Rightmove PLC (GBP)	225,327
		583,796
	United States — 2.7%
44,744	Coupang, Inc. (c)	1,098,465
	Total Common Stocks	38,184,358
	(Cost $38,236,037)
MONEY MARKET FUNDS — 0.7%
263,657	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (i)	263,657
	(Cost $263,657)

	Total Investments — 93.1%	38,448,015
	(Cost $38,499,694)
	Net Other Assets and Liabilities — 6.9%	2,863,368
	Net Assets — 100.0%	$41,311,383

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
September 30, 2024
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
HKD	46.2%
USD	19.0
EUR	11.8
CAD	5.7
AUD	5.0
ZAR	3.9
KRW	3.2
JPY	2.7
GBP	2.1
IDR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 3,778,283	$ 3,778,283	$ —	$ —**
Other Country Categories*	34,406,075	34,406,075	—	—
Money Market Funds	263,657	263,657	—	—
Total Investments	$38,448,015	$38,448,015	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.1%
	Brazil — 13.2%
19,564	Ambev S.A. (BRL)	$46,973
24,227	B3 S.A. - Brasil Bolsa Balcao (BRL)	47,630
28,980	Banco Bradesco S.A. (Preference Shares) (BRL)	78,199
5,822	Banco BTG Pactual S.A. (BRL)	35,556
12,611	Banco do Brasil S.A. (BRL)	62,920
16,633	Banco Santander Brasil S.A. (BRL)	86,681
23,127	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	153,297
27,897	Itausa S.A. (Preference Shares) (BRL)	56,688
4,003	Localiza Rent a Car S.A. (BRL)	30,127
37,022	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	244,720
3,360	Suzano S.A. (BRL)	33,577
13,214	Vale S.A. (BRL)	154,051
6,689	WEG S.A. (BRL)	66,783
		1,097,202
	Hungary — 2.0%
3,210	OTP Bank Nyrt (HUF)	167,823
	India — 16.5%
322	Adani Enterprises Ltd. (INR)	12,049
545	Adani Green Energy Ltd. (INR) (c)	12,374
905	Adani Ports & Special Economic Zone Ltd. (INR)	15,640
552	Asian Paints Ltd. (INR)	21,929
283	Avenue Supermarts Ltd. (INR) (c) (d) (e)	17,210
3,382	Axis Bank Ltd. (INR)	49,728
135	Bajaj Auto Ltd. (INR)	19,889
313	Bajaj Finance Ltd. (INR)	28,771
619	Bajaj Finserv Ltd. (INR)	14,577
2,747	Bharti Airtel Ltd. (INR)	56,039
621	Cipla Ltd. (INR)	12,257
408	Grasim Industries Ltd. (INR)	13,611
1,148	HCL Technologies Ltd. (INR)	24,605
8,598	HDFC Bank Ltd. (INR)	177,708
969	Hindustan Unilever Ltd. (INR)	34,207
7,755	ICICI Bank Ltd. (INR)	117,804
743	IndusInd Bank Ltd. (INR)	12,835
3,734	Infosys Ltd. (INR)	83,573
7,845	ITC Ltd. (INR)	48,506
3,396	Jio Financial Services Ltd. (INR) (c)	14,208
1,596	Kotak Mahindra Bank Ltd. (INR)	35,309
1,170	Larsen & Toubro Ltd. (INR)	51,317
Shares	Description	Value

	India (Continued)
1,030	Mahindra & Mahindra Ltd. (INR)	$38,039
153	Maruti Suzuki India Ltd. (INR)	24,169
416	Nestle India Ltd. (INR)	13,353
5,088	NTPC Ltd. (INR)	26,909
5,002	Power Grid Corp. of India Ltd. (INR)	21,061
3,571	Reliance Industries Ltd. (INR)	125,842
3,599	State Bank of India (INR)	33,838
1,213	Sun Pharmaceutical Industries Ltd. (INR)	27,888
1,054	Tata Consultancy Services Ltd. (INR)	53,687
2,347	Tata Motors Ltd. (INR)	27,297
8,785	Tata Steel Ltd. (INR)	17,669
440	Titan Co., Ltd. (INR)	20,078
239	Trent, Ltd. (INR)	21,603
141	UltraTech Cement Ltd. (INR)	19,857
7,434	Zomato Ltd. (INR) (c)	24,244
		1,369,680
	Mexico — 11.5%
220,826	America Movil S.A.B. de C.V., Series B (MXN)	181,124
110,313	Cemex S.A.B. de C.V., Series CPO (MXN)	67,566
16,453	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	162,408
21,955	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	155,547
47,913	Grupo Mexico S.A.B. de C.V., Series B (MXN)	267,111
39,094	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	117,480
		951,236
	Philippines — 1.6%
7,569	SM Investments Corp. (PHP)	129,127
	Poland — 6.3%
3,771	Bank Polska Kasa Opieki S.A. (PLN)	143,923
10,444	ORLEN S.A. (PLN)	151,599
15,840	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	230,378
		525,900
	South Africa — 19.6%
1,482	Capitec Bank Holdings Ltd. (ZAR)	261,147
84,539	FirstRand Ltd. (ZAR)	406,414
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
2,654	Naspers Ltd., Class N (ZAR)	$644,379
22,382	Standard Bank Group Ltd. (ZAR)	313,950
		1,625,890
	South Korea — 12.4%
270	Celltrion, Inc. (KRW)	40,344
188	Ecopro Co., Ltd. (KRW) (c)	12,737
488	Hana Financial Group, Inc. (KRW)	21,943
225	HLB, Inc. (KRW) (c)	14,745
100	Hyundai Mobis Co., Ltd. (KRW)	16,632
298	Hyundai Motor Co. (KRW)	55,603
524	Kakao Corp. (KRW)	14,485
570	KB Financial Group, Inc. (KRW)	35,263
406	Kia Corp. (KRW)	31,016
87	LG Chem Ltd. (KRW)	23,718
236	NAVER Corp. (KRW)	30,572
118	POSCO Holdings, Inc. (KRW)	34,740
33	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	24,655
10,489	Samsung Electronics Co., Ltd. (KRW)	493,289
89	Samsung SDI Co., Ltd. (KRW)	25,760
835	Shinhan Financial Group Co., Ltd. (KRW)	35,438
900	SK Hynix, Inc. (KRW)	120,165
		1,031,105
	Taiwan — 17.0%
4,815	ASE Technology Holding Co., Ltd. (TWD)	22,975
10,908	Cathay Financial Holding Co., Ltd. (TWD)	22,921
5,504	Chunghwa Telecom Co., Ltd. (TWD)	21,827
22,649	CTBC Financial Holding Co., Ltd. (TWD)	24,620
2,390	Delta Electronics, Inc. (TWD)	28,736
18,229	E.Sun Financial Holding Co., Ltd. (TWD)	16,157
6,021	Formosa Plastics Corp. (TWD)	10,179
10,193	Fubon Financial Holding Co., Ltd. (TWD)	29,117
14,937	Hon Hai Precision Industry Co., Ltd. (TWD)	88,499
1,811	MediaTek, Inc. (TWD)	67,241
14,408	Mega Financial Holding Co., Ltd. (TWD)	17,893
726	Novatek Microelectronics Corp. (TWD)	11,883
3,450	Quanta Computer, Inc. (TWD)	28,780
Shares	Description	Value

	Taiwan (Continued)
31,401	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	$949,576
5,957	Uni-President Enterprises Corp. (TWD)	16,414
14,045	United Microelectronics Corp. (TWD)	23,877
3,395	Wistron Corp. (TWD)	10,835
15,845	Yuanta Financial Holding Co., Ltd. (TWD)	15,872
		1,407,402
	Total Common Stocks	8,305,365
	(Cost $7,221,947)
MONEY MARKET FUNDS — 0.3%
26,690	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (f)	26,690
	(Cost $26,690)

	Total Investments — 100.4%	8,332,055
	(Cost $7,248,637)
	Net Other Assets and Liabilities — (0.4)%	(32,335)
	Net Assets — 100.0%	$8,299,720

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2024.

See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
September 30, 2024
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
ZAR	19.5%
TWD	16.9
INR	16.4
BRL	13.2
KRW	12.4
MXN	11.4
PLN	6.3
HUF	2.0
PHP	1.6
USD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,305,365	$ 8,305,365	$ —	$ —
Money Market Funds	26,690	26,690	—	—
Total Investments	$8,332,055	$8,332,055	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
September 30, 2024

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
ASSETS:
Investments, at value	$157,009,979	$19,532,477	$561,791,042
Cash	—	3	—
Foreign currency, at value	228	3,174	288,459
Due from authorized participant	—	—	—
Receivables:
Reclaims	1,783,747	12,518	2,638,954
Dividends	1,374,521	66,510	2,446,259
Investment securities sold	—	—	44,013
Capital shares sold	—	—	—
Securities lending income	—	—	—
Prepaid expenses	1,672	—	2,938
Total Assets	160,170,147	19,614,682	567,211,665

LIABILITIES:
Due to custodian	—	—	—
Due to custodian foreign currency	—	—	—
Payables:
Licensing fees	61,714	—	102,504
Investment advisory fees	52,283	9,546	183,781
Audit and tax fees	36,935	—	41,125
Shareholder reporting fees	19,723	—	46,340
Trustees’ fees	75	—	132
Investment securities purchased	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Other liabilities	27,986	60,486	94,658
Total Liabilities	198,716	70,032	468,540
NET ASSETS	$159,971,431	$19,544,650	$566,743,125

NET ASSETS consist of:
Paid-in capital	$240,121,255	$25,160,943	$772,024,804
Par value	129,033	4,416	233,000
Accumulated distributable earnings (loss)	(80,278,857)	(5,620,709)	(205,514,679)
NET ASSETS	$159,971,431	$19,544,650	$566,743,125
NET ASSET VALUE, per share	$12.40	$44.26	$24.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,903,334	441,608	23,300,002
Investments, at cost	$144,756,651	$17,102,665	$532,373,977
Foreign currency, at cost (proceeds)	$229	$3,111	$288,262
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$214,863,847	$10,158,822	$1,847,748,407	$151,800,932	$6,326,557
—	—	—	—	—
—	—	181,659	11,113	1,151
—	—	1,156,542	—	—

397,437	—	922,695	47,519	18,942
172,767	6,310	1,115,233	278,840	4,029
—	—	—	—	—
—	—	31,754,307	92	937
6,570	—	4,440	9,281	—
1,672	417	1,017	—	—
215,442,293	10,165,549	1,882,884,300	152,147,777	6,351,616

157,065	—	—	—	—
43,557	—	—	—	—

96,396	—	355,870	—	—
26,318	5,207	553,958	81,708	3,983
53,507	—	30,995	—	—
36,732	—	41,206	—	—
81	—	168	—	—
—	—	32,871,194	—	—
—	—	—	301,709	77,977
18,454,228	—	2,124,083	13,186,799	—
34,422	—	216,783	—	—
18,902,306	5,207	36,194,257	13,570,216	81,960
$196,539,987	$10,160,342	$1,846,690,043	$138,577,561	$6,269,656

$304,602,648	$16,377,968	$1,657,510,489	$243,528,021	$29,155,748
108,500	1,500	145,500	102,500	2,399
(108,171,161)	(6,219,126)	189,034,054	(105,052,960)	(22,888,491)
$196,539,987	$10,160,342	$1,846,690,043	$138,577,561	$6,269,656
$18.11	$67.73	$126.92	$13.52	$26.13
10,850,002	150,002	14,550,002	10,250,002	239,928
$243,286,195	$7,764,286	$1,588,110,653	$146,867,913	$7,749,803
$(43,557)	$—	$181,753	$11,097	$1,149
$17,373,109	$—	$1,829,116	$12,790,500	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities (Continued)
September 30, 2024

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
ASSETS:
Investments, at value	$401,169,482	$36,934,662	$2,976,798,942
Cash	—	—	—
Foreign currency, at value	36,496	25	—
Due from authorized participant	—	—	—
Receivables:
Reclaims	233,284	29,486	673,508
Dividends	800,417	41,228	481,198
Investment securities sold	—	—	1,005,234
Capital shares sold	—	—	—
Securities lending income	8,268	5,660	—
Prepaid expenses	—	—	—
Total Assets	402,247,947	37,011,061	2,978,958,882

LIABILITIES:
Due to custodian	—	—	—
Due to custodian foreign currency	—	—	—
Payables:
Licensing fees	—	—	—
Investment advisory fees	220,163	19,132	1,426,329
Audit and tax fees	—	—	—
Shareholder reporting fees	—	—	—
Trustees’ fees	—	—	—
Investment securities purchased	—	—	—
Deferred foreign capital gains tax	914,382	—	—
Collateral for securities on loan	15,467,085	1,851,885	75
Other liabilities	—	—	—
Total Liabilities	16,601,630	1,871,017	1,426,404
NET ASSETS	$385,646,317	$35,140,044	$2,977,532,478

NET ASSETS consist of:
Paid-in capital	$361,798,850	$51,249,065	$3,974,231,951
Par value	44,000	6,000	291,000
Accumulated distributable earnings (loss)	23,803,467	(16,115,021)	(996,990,473)
NET ASSETS	$385,646,317	$35,140,044	$2,977,532,478
NET ASSET VALUE, per share	$87.65	$58.57	$102.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,400,002	600,002	29,100,002
Investments, at cost	$363,933,340	$35,495,843	$2,357,093,417
Foreign currency, at cost (proceeds)	$36,481	$24	$—
Securities on loan, at value	$14,760,115	$1,779,595	$—
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$145,274,353	$6,662,750,050	$3,998,526	$38,448,015	$8,332,055
—	—	—	—	—
104	—	374	—	1,585
—	—	—	—	—

202,155	672,338	9,580	309	2,842
112,632	68,526	804	6,981	26,501
—	—	—	2,874,779	—
—	—	—	—	—
—	45,605	—	—	—
—	—	—	—	—
145,589,244	6,663,536,519	4,009,284	41,330,084	8,362,983

—	—	1,811	—	—
—	—	—	—	—

—	—	—	—	—
82,246	3,210,390	2,261	18,701	5,047
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	58,216
—	58,365,755	—	—	—
—	—	—	—	—
82,246	61,576,145	4,072	18,701	63,263
$145,506,998	$6,601,960,374	$4,005,212	$41,311,383	$8,299,720

$469,490,365	$5,937,700,063	$6,966,791	$66,740,154	$7,395,896
30,000	1,113,500	1,500	14,000	3,500
(324,013,367)	663,146,811	(2,963,079)	(25,442,771)	900,324
$145,506,998	$6,601,960,374	$4,005,212	$41,311,383	$8,299,720
$48.50	$59.29	$26.70	$29.51	$23.71
3,000,002	111,350,002	150,002	1,400,002	350,002
$115,682,186	$5,158,741,502	$3,118,619	$38,499,694	$7,248,637
$104	$—	$374	$—	$1,584
$—	$56,884,261	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations
For the Year Ended September 30, 2024

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
INVESTMENT INCOME:
Dividends	$11,422,047	$581,097	$37,448,278
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(365,613)	(15,199)	(3,307,488)
Total investment income	11,056,434	565,898	34,140,790

EXPENSES:
Investment advisory fees	660,109	116,594 (a)	2,286,619
Licensing fees	93,153	—	312,644
Accounting and administration fees	74,108	—	246,319
Audit and tax fees	51,026	—	57,482
Shareholder reporting fees	37,398	—	91,685
Custodian fees	19,961	—	110,308
Trustees’ fees and expenses	9,872	—	10,548
Listing fees	8,397	—	12,168
Transfer agent fees	8,251	—	28,583
Legal fees	4,200	—	15,180
Other expenses	1,920	—	10,554
Total expenses	968,395	116,594	3,182,090
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	968,395	116,594	3,182,090
NET INVESTMENT INCOME (LOSS)	10,088,039	449,304	30,958,700

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(8,259,897)	(330,134)	(13,880,922)
In-kind redemptions	3,375,096	699,058	10,068,868
Foreign currency transactions	(41,955)	(1,007)	(124,080)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	(4,926,756)	367,917	(3,936,134)
Net change in unrealized appreciation (depreciation) on:
Investments	26,693,940	2,664,594	100,714,153
Foreign currency translation	157,350	2,048	223,304
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	26,851,290	2,666,642	100,937,457
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,924,534	3,034,559	97,001,323
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,012,573	$3,483,863	$127,960,023

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$4,096,314	$179,404	$23,307,306	$10,380,572	$305,716
124,186	44	85,404	98,735	—
(339,207)	(2,767)	(1,481,819)	(311,345)	(19,788)
3,881,293	176,681	21,910,891	10,167,962	285,928

778,802	57,309 (a)	4,538,693	1,343,301 (a)	66,595 (a)
243,785	—	1,021,000	—	—
85,278	—	479,785	—	—
62,886	—	35,916	—	—
59,678	—	145,477	—	—
31,256	—	45,358	—	—
9,913	—	11,457	—	—
9,004	—	10,102	—	—
9,735	—	51,590	—	—
4,754	—	28,051	—	—
4,456	—	15,997	215	63
1,299,547	57,309	6,383,426	1,343,516	66,658
(131,344)	—	—	—	—
1,168,203	57,309	6,383,426	1,343,516	66,658
2,713,090	119,372	15,527,465	8,824,446	219,270

(2,493,879)	363,524	(10,146,782)	(12,609,505)	(335,304)
2,661,582	—	51,361,888	2,002,085	(1,556,502)
(46,131)	(428)	(20,331)	15,212	(2,149)
—	—	—	(246,009)	(52,427)
121,572	363,096	41,194,775	(10,838,217)	(1,946,382)

41,636,413	2,195,134	262,980,225	22,237,330	1,759,174
35,091	802	50,343	9,555	(865)
—	—	—	(149,638)	(46,184)
41,671,504	2,195,936	263,030,568	22,097,247	1,712,125
41,793,076	2,559,032	304,225,343	11,259,030	(234,257)
$44,506,166	$2,678,404	$319,752,808	$20,083,476	$(14,987)
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations (Continued)
For the Year Ended September 30, 2024

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
INVESTMENT INCOME:
Dividends	$10,160,624	$549,662	$14,722,227
Securities lending income (net of fees)	1,433,427	125,045	12,102
Foreign withholding tax	(1,005,002)	(55,370)	(136,007)
Total investment income	10,589,049	619,337	14,598,322

EXPENSES:
Investment advisory fees	2,693,527 (a)	263,891 (a)	17,358,724 (a)
Licensing fees	—	—	—
Accounting and administration fees	—	—	—
Audit and tax fees	—	—	—
Shareholder reporting fees	—	—	—
Custodian fees	—	—	—
Trustees’ fees and expenses	—	—	—
Listing fees	—	—	—
Transfer agent fees	—	—	—
Legal fees	—	—	—
Other expenses	1,395	—	—
Total expenses	2,694,922	263,891	17,358,724
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	2,694,922	263,891	17,358,724
NET INVESTMENT INCOME (LOSS)	7,894,127	355,446	(2,760,402)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	981,329	(1,670,380)	(61,976,220)
In-kind redemptions	31,726,489	1,731,891	208,777,660
Foreign currency transactions	(77,251)	(8,299)	—
Foreign capital gains tax	(302,313)	—	—
Net realized gain (loss)	32,328,254	53,212	146,801,440
Net change in unrealized appreciation (depreciation) on:
Investments	65,407,661	5,101,301	700,097,700
Foreign currency translation	27,457	1,552	—
Deferred foreign capital gains tax	(563,781)	—	—
Net change in unrealized appreciation (depreciation)	64,871,337	5,102,853	700,097,700
NET REALIZED AND UNREALIZED GAIN (LOSS)	97,199,591	5,156,065	846,899,140
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,093,718	$5,511,511	$844,138,738

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$2,752,578	$71,573,828	$110,735	$222,491	$255,325
62,589	155,776	6,574	—	—
(272,681)	(4,448,223)	(12,226)	(1,639)	(25,883)
2,542,486	67,281,381	105,083	220,852	229,442

1,111,523 (a)	36,419,444 (a)	30,506 (a)	183,547 (a)	48,470 (a)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
1,111,523	36,419,444	30,506	183,547	48,470
—	—	—	—	—
1,111,523	36,419,444	30,506	183,547	48,470
1,430,963	30,861,937	74,577	37,305	180,972

9,444,354	(120,302,807)	190,311	(1,327,838)	(139,649)
13,617,434	530,674,113	405,131	204,558	—
(112,229)	(1,351,127)	(794)	137	(7,059)
—	—	—	—	(1,979)
22,949,559	409,020,179	594,648	(1,123,143)	(148,687)

14,951,329	1,105,809,228	559,945	12,619,911	1,293,038
5,838	10,894	580	330	243
—	—	—	—	(56,090)
14,957,167	1,105,820,122	560,525	12,620,241	1,237,191
37,906,726	1,514,840,301	1,155,173	11,497,098	1,088,504
$39,337,689	$1,545,702,238	$1,229,750	$11,534,403	$1,269,476
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust STOXX® European Select Dividend Index Fund (FDD)		First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$10,088,039	$12,525,480	$449,304	$646,160
Net realized gain (loss)	(4,926,756)	(18,442,384)	367,917	609,428
Net change in unrealized appreciation (depreciation)	26,851,290	41,409,051	2,666,642	(22,502)
Net increase (decrease) in net assets resulting from operations	32,012,573	35,492,147	3,483,863	1,233,086

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(10,315,400)	(11,339,350)	(457,041)	(637,446)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	608,364	18,364,170	—	—
Cost of shares redeemed	(41,850,788)	(24,050,718)	(4,113,805)	(3,993,914)
Net increase (decrease) in net assets resulting from shareholder transactions	(41,242,424)	(5,686,548)	(4,113,805)	(3,993,914)
Total increase (decrease) in net assets	(19,545,251)	18,466,249	(1,086,983)	(3,398,274)

NET ASSETS:
Beginning of period	179,516,682	161,050,433	20,631,633	24,029,907
End of period	$159,971,431	$179,516,682	$19,544,650	$20,631,633

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,453,334	17,153,334	541,608	641,608
Shares sold	50,000	1,550,000	—	—
Shares redeemed	(3,600,000)	(2,250,000)	(100,000)	(100,000)
Shares outstanding, end of period	12,903,334	16,453,334	441,608	541,608
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)		First Trust Global Wind Energy ETF (FAN)		First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023

$30,958,700	$42,945,278	$2,713,090	$4,362,231	$119,372	$101,338
(3,936,134)	(41,961,288)	121,572	(2,125,560)	363,096	(244,249)
100,937,457	79,138,674	41,671,504	(2,204,813)	2,195,936	1,308,021
127,960,023	80,122,664	44,506,166	31,858	2,678,404	1,165,110

(35,000,288)	(39,597,608)	(2,828,785)	(4,348,626)	(120,587)	(97,141)

18,267,909	173,130,265	3,193,247	18,629,681	—	—
(178,536,831)	(75,179,466)	(53,618,669)	(52,955,982)	—	(2,150,019)
(160,268,922)	97,950,799	(50,425,422)	(34,326,301)	—	(2,150,019)
(67,309,187)	138,475,855	(8,748,041)	(38,643,069)	2,557,817	(1,082,050)

634,052,312	495,576,457	205,288,028	243,931,097	7,602,525	8,684,575
$566,743,125	$634,052,312	$196,539,987	$205,288,028	$10,160,342	$7,602,525

30,650,002	26,700,002	14,100,002	16,100,002	150,002	200,002
850,000	7,600,000	200,000	1,050,000	—	—
(8,200,000)	(3,650,000)	(3,450,000)	(3,050,000)	—	(50,000)
23,300,002	30,650,002	10,850,002	14,100,002	150,002	150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)		First Trust Indxx Global Natural Resources Income ETF (FTRI)
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$15,527,465	$10,561,374	$8,824,446	$15,549,467
Net realized gain (loss)	41,194,775	13,604,477	(10,838,217)	(21,856,208)
Net change in unrealized appreciation (depreciation)	263,030,568	84,479,742	22,097,247	21,878,394
Net increase (decrease) in net assets resulting from operations	319,752,808	108,645,593	20,083,476	15,571,653

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(15,201,118)	(10,318,462)	(9,644,266)	(15,107,267)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	861,662,450	503,705,236	—	97,759,506
Cost of shares redeemed	(339,386,890)	(120,599,580)	(104,700,880)	(65,132,103)
Net increase (decrease) in net assets resulting from shareholder transactions	522,275,560	383,105,656	(104,700,880)	32,627,403
Total increase (decrease) in net assets	826,827,250	481,432,787	(94,261,670)	33,091,789

NET ASSETS:
Beginning of period	1,019,862,793	538,430,006	232,839,231	199,747,442
End of period	$1,846,690,043	$1,019,862,793	$138,577,561	$232,839,231

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,850,002	7,150,002	18,350,002	16,350,002
Shares sold	7,300,000	5,000,000	—	7,050,000
Shares redeemed	(3,600,000)	(1,300,000)	(8,100,000)	(5,050,000)
Shares outstanding, end of period	14,550,002	10,850,002	10,250,002	18,350,002
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)		First Trust Indxx NextG ETF (NXTG)		First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023

$219,270	$522,968	$7,894,127	$8,243,363	$355,446	$606,817
(1,946,382)	(1,315,124)	32,328,254	5,544,036	53,212	(1,994,682)
1,712,125	1,710,279	64,871,337	88,396,643	5,102,853	11,557,872
(14,987)	918,123	105,093,718	102,184,042	5,511,511	10,170,007

(186,749)	(569,279)	(7,852,793)	(6,776,282)	(361,081)	(653,962)

1,229,182	—	40,531,318	25,784,327	—	11,459,812
(7,527,316)	(9,949,092)	(133,056,018)	(211,317,883)	(11,182,612)	(20,218,555)
(6,298,134)	(9,949,092)	(92,524,700)	(185,533,556)	(11,182,612)	(8,758,743)
(6,499,870)	(9,600,248)	4,716,225	(90,125,796)	(6,032,182)	757,302

12,769,526	22,369,774	380,930,092	471,055,888	41,172,226	40,414,924
$6,269,656	$12,769,526	$385,646,317	$380,930,092	$35,140,044	$41,172,226

489,928	839,928	5,600,002	8,450,002	800,002	1,000,002
50,000	—	500,000	350,000	—	200,000
(300,000)	(350,000)	(1,700,000)	(3,200,000)	(200,000)	(400,000)
239,928	489,928	4,400,002	5,600,002	600,002	800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Cloud Computing ETF (SKYY)		First Trust International Equity Opportunities ETF (FPXI)
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(2,760,402)	$(1,895,329)	$1,430,963	$1,262,018
Net realized gain (loss)	146,801,440	(521,520,610)	22,949,559	(25,133,357)
Net change in unrealized appreciation (depreciation)	700,097,700	1,145,964,050	14,957,167	51,615,764
Net increase (decrease) in net assets resulting from operations	844,138,738	622,548,111	39,337,689	27,744,425

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(1,443,011)	(1,774,581)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	103,479,599	141,128,878	—	—
Cost of shares redeemed	(616,130,871)	(1,072,205,046)	(59,878,665)	(179,900,143)
Net increase (decrease) in net assets resulting from shareholder transactions	(512,651,272)	(931,076,168)	(59,878,665)	(179,900,143)
Total increase (decrease) in net assets	331,487,466	(308,528,057)	(21,983,987)	(153,930,299)

NET ASSETS:
Beginning of period	2,646,045,012	2,954,573,069	167,490,985	321,421,284
End of period	$2,977,532,478	$2,646,045,012	$145,506,998	$167,490,985

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	34,850,002	49,000,002	4,350,002	9,000,002
Shares sold	1,150,000	2,150,000	—	—
Shares redeemed	(6,900,000)	(16,300,000)	(1,350,000)	(4,650,000)
Shares outstanding, end of period	29,100,002	34,850,002	3,000,002	4,350,002
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)		First Trust IPOX® Europe Equity Opportunities ETF (FPXE)		First Trust Dow Jones International Internet ETF (FDNI)
Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023

$30,861,937	$18,472,267	$74,577	$78,295	$37,305	$111,992
409,020,179	(98,232,132)	594,648	42,118	(1,123,143)	(16,646,891)
1,105,820,122	872,797,589	560,525	1,146,427	12,620,241	18,913,036
1,545,702,238	793,037,724	1,229,750	1,266,840	11,534,403	2,378,137

(29,884,371)	(18,090,451)	(101,436)	(74,090)	(76,231)	(121,095)

1,414,089,973	126,745,936	—	—	7,096,675	5,152,332
(1,292,531,299)	(668,192,009)	(1,287,272)	(2,159,634)	(3,451,263)	(10,433,740)
121,558,674	(541,446,073)	(1,287,272)	(2,159,634)	3,645,412	(5,281,408)
1,637,376,541	233,501,200	(158,958)	(966,884)	15,103,584	(3,024,366)

4,964,583,833	4,731,082,633	4,164,170	5,131,054	26,207,799	29,232,165
$6,601,960,374	$4,964,583,833	$4,005,212	$4,164,170	$41,311,383	$26,207,799

109,250,002	122,700,002	200,002	300,002	1,250,002	1,500,002
25,150,000	2,900,000	—	—	300,000	200,000
(23,050,000)	(16,350,000)	(50,000)	(100,000)	(150,000)	(450,000)
111,350,002	109,250,002	150,002	200,002	1,400,002	1,250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
	Year Ended 9/30/2024	Period Ended 9/30/2023 (a)
OPERATIONS:
Net investment income (loss)	$180,972	$41,926
Net realized gain (loss)	(148,687)	(11,956)
Net change in unrealized appreciation (depreciation)	1,237,191	(211,891)
Net increase (decrease) in net assets resulting from operations	1,269,476	(181,921)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(160,950)	(26,281)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,242,136	3,157,260
Cost of shares redeemed	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	4,242,136	3,157,260
Total increase (decrease) in net assets	5,350,662	2,949,058

NET ASSETS:
Beginning of period	2,949,058	—
End of period	$8,299,720	$2,949,058

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	—
Shares sold	200,000	150,002
Shares redeemed	—	—
Shares outstanding, end of period	350,002	150,002

(a)	Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust STOXX® European Select Dividend Index Fund (FDD)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.91	$9.39	$13.88	$10.27	$12.75
Income from investment operations:
Net investment income (loss)	0.72 (a)	0.78 (a)	0.73	0.52	0.52
Net realized and unrealized gain (loss)	1.52	1.44	(4.52)	3.61	(2.50)
Total from investment operations	2.24	2.22	(3.79)	4.13	(1.98)
Distributions paid to shareholders from:
Net investment income	(0.75)	(0.70)	(0.70)	(0.52)	(0.50)
Net asset value, end of period	$12.40	$10.91	$9.39	$13.88	$10.27
Total return (b)	20.98%	23.52%	(27.88)%	40.19%	(15.64)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$159,971	$179,517	$161,050	$286,031	$180,227
Ratio of total expenses to average net assets	0.59%	0.59%	0.58%	0.58%	0.57%
Ratio of net investment income (loss) to average net assets	6.11%	6.82%	5.36%	4.06%	3.84%
Portfolio turnover rate (c)	43%	49%	57%	58%	98%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.09	$37.45	$50.11	$38.82	$49.44
Income from investment operations:
Net investment income (loss)	0.94 (a)	1.05 (a)	0.89	0.89	0.62
Net realized and unrealized gain (loss)	6.17	0.63	(11.90)	10.74	(9.27)
Total from investment operations	7.11	1.68	(11.01)	11.63	(8.65)
Distributions paid to shareholders from:
Net investment income	(0.94)	(1.04)	(1.65)	(0.34)	(1.97)
Net asset value, end of period	$44.26	$38.09	$37.45	$50.11	$38.82
Total return (b)	18.88%	4.42%	(22.72)%	29.95%	(18.12)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,545	$20,632	$24,030	$34,657	$32,671
Ratio of total expenses to average net assets	0.60%	0.60%	0.96%	0.92%	0.85%
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.31%	2.61%	2.08%	2.21%	2.52%
Portfolio turnover rate (c)	28%	39%	70% (d)	11%	7%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 30, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Global Select Dividend Index Fund (FGD)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.69	$18.56	$24.97	$17.85	$22.90
Income from investment operations:
Net investment income (loss)	1.21 (a)	1.48 (a)	1.33	1.22	1.30
Net realized and unrealized gain (loss)	3.81	2.00	(6.38)	7.10	(5.04)
Total from investment operations	5.02	3.48	(5.05)	8.32	(3.74)
Distributions paid to shareholders from:
Net investment income	(1.39)	(1.35)	(1.36)	(1.20)	(1.31)
Net asset value, end of period	$24.32	$20.69	$18.56	$24.97	$17.85
Total return (b)	24.83%	18.65%	(20.98)%	46.94%	(16.33)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$566,743	$634,052	$495,576	$504,454	$344,489
Ratio of total expenses to average net assets	0.56%	0.56%	0.56%	0.57%	0.57%
Ratio of net investment income (loss) to average net assets	5.42%	6.79%	5.74%	5.11%	6.16%
Portfolio turnover rate (c)	36%	40%	35%	38%	67%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Global Wind Energy ETF (FAN)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.56	$15.15	$20.92	$17.45	$13.13
Income from investment operations:
Net investment income (loss)	0.22 (a)	0.28 (a)	0.25	0.28	0.26
Net realized and unrealized gain (loss)	3.57	(0.58)	(5.75)	3.52	4.33
Total from investment operations	3.79	(0.30)	(5.50)	3.80	4.59
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.29)	(0.27)	(0.33)	(0.27)
Net asset value, end of period	$18.11	$14.56	$15.15	$20.92	$17.45
Total return (b)	26.18%	(2.21)%	(26.43)%	21.76%	35.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$196,540	$205,288	$243,931	$385,920	$205,075
Ratio of total expenses to average net assets	0.67%	0.64%	0.61%	0.62%	0.66%
Ratio of net expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.39%	1.64%	1.28%	1.34%	1.86%
Portfolio turnover rate (c)	20%	25%	21%	31%	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$50.68	$43.42	$53.95	$42.07	$47.05
Income from investment operations:
Net investment income (loss)	0.80 (a)	0.67 (a)	1.01	0.87	1.28
Net realized and unrealized gain (loss)	17.05	7.24	(10.50)	11.79	(4.93)
Total from investment operations	17.85	7.91	(9.49)	12.66	(3.65)
Distributions paid to shareholders from:
Net investment income	(0.80)	(0.65)	(1.04)	(0.78)	(1.33)
Net asset value, end of period	$67.73	$50.68	$43.42	$53.95	$42.07
Total return (b)	35.42%	18.23%	(17.80)%	30.19%	(7.52)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,160	$7,603	$8,685	$10,790	$6,310
Ratio of total expenses to average net assets	0.65%	0.65%	0.86%	1.42%	1.43%
Ratio of net expenses to average net assets	0.65%	0.65%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.35%	1.33%	1.68%	1.81%	2.68%
Portfolio turnover rate (c)	26%	32%	92% (d)	18%	20%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective July 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$94.00	$75.30	$92.48	$62.87	$49.51
Income from investment operations:
Net investment income (loss)	1.51 (a)	1.27 (a)	0.93	0.64	0.58
Net realized and unrealized gain (loss)	32.76	18.64	(17.24)	29.73	13.27
Total from investment operations	34.27	19.91	(16.31)	30.37	13.85
Distributions paid to shareholders from:
Net investment income	(1.35)	(1.21)	(0.87)	(0.76)	(0.49)
Net asset value, end of period	$126.92	$94.00	$75.30	$92.48	$62.87
Total return (b)	36.62%	26.39%	(17.70)%	48.35%	28.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,846,690	$1,019,863	$538,430	$550,262	$56,579
Ratio of total expenses to average net assets	0.56%	0.57%	0.58%	0.63%	0.75%
Ratio of net expenses to average net assets	0.56%	0.57%	0.58%	0.63%	0.70%
Ratio of net investment income (loss) to average net assets	1.37%	1.34%	1.02%	1.11%	1.30%
Portfolio turnover rate (c)	13%	23%	33%	20%	53%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Natural Resources Income ETF (FTRI)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.69	$12.22	$12.97	$9.57	$11.47
Income from investment operations:
Net investment income (loss)	0.60 (a)	0.79 (a)	1.17	0.80	0.53
Net realized and unrealized gain (loss)	0.91	0.46	(0.67)	3.29 (b)	(1.86)
Total from investment operations	1.51	1.25	0.50	4.09	(1.33)
Distributions paid to shareholders from:
Net investment income	(0.68)	(0.78)	(1.25)	(0.69)	(0.57)
Net asset value, end of period	$13.52	$12.69	$12.22	$12.97	$9.57
Total return (c)	12.11%	10.17%	3.27%	42.87%	(11.80)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$138,578	$232,839	$199,747	$36,312	$5,740
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	4.60%	5.93%	11.85%	9.06%	4.94%
Portfolio turnover rate (d)	71%	82%	69%	99%	66%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Agriculture ETF (FTAG)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.06	$26.63	$29.53	$21.73	$22.87
Income from investment operations:
Net investment income (loss)	0.58 (a)	0.76 (a)	0.56	0.45	0.45
Net realized and unrealized gain (loss)	(0.01)	(0.37) (b)	(2.97)	7.78	(1.20)
Total from investment operations	0.57	0.39	(2.41)	8.23	(0.75)
Distributions paid to shareholders from:
Net investment income	(0.50)	(0.96)	(0.49)	(0.43)	(0.39)
Net asset value, end of period	$26.13	$26.06	$26.63	$29.53	$21.73
Total return (c)	2.27%	1.35%	(8.28)%	37.94%	(3.19)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,270	$12,770	$22,370	$5,609	$3,040
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.30%	2.66%	2.50%	1.84%	2.16%
Portfolio turnover rate (d)	11%	14%	26%	12%	17%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx NextG ETF (NXTG)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$68.02	$55.75	$76.44	$59.05	$50.26
Income from investment operations:
Net investment income (loss)	1.59 (a)	1.23 (a)	1.72	0.95	0.69
Net realized and unrealized gain (loss)	19.65	12.14	(20.13)	17.10	8.79
Total from investment operations	21.24	13.37	(18.41)	18.05	9.48
Distributions paid to shareholders from:
Net investment income	(1.61)	(1.10)	(1.88)	(0.62)	(0.69)
Net realized gain	—	—	(0.40)	(0.04)	—
Total distributions	(1.61)	(1.10)	(2.28)	(0.66)	(0.69)
Net asset value, end of period	$87.65	$68.02	$55.75	$76.44	$59.05
Total return (b)	31.44%	24.01%	(24.71)%	30.62%	18.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$385,646	$380,930	$471,056	$1,081,610	$590,535
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.05%	1.86%	2.12%	1.42%	1.52%
Portfolio turnover rate (c)	17%	14%	21%	27%	30%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Future Vehicles & Technology ETF (CARZ)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.47	$40.41	$58.17	$39.00	$32.04
Income from investment operations:
Net investment income (loss)	0.53 (a)	0.69 (a)	1.38	0.60	0.34
Net realized and unrealized gain (loss)	7.12	11.18	(17.67)	19.04	7.07
Total from investment operations	7.65	11.87	(16.29)	19.64	7.41
Distributions paid to shareholders from:
Net investment income	(0.55)	(0.81)	(1.47)	(0.47)	(0.45)
Net asset value, end of period	$58.57	$51.47	$40.41	$58.17	$39.00
Total return (b)	14.87%	29.47%	(28.66)%	50.43%	23.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,140	$41,172	$40,415	$63,989	$29,246
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.94%	1.41%	2.57%	1.17%	1.09%
Portfolio turnover rate (c)	32%	39%	133% (d)	42%	36%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective January 26, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Cloud Computing ETF (SKYY)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$75.93	$60.30	$105.40	$78.48	$56.39
Income from investment operations:
Net investment income (loss)	(0.09) (a)	(0.05) (a)	0.79	0.15	0.16
Net realized and unrealized gain (loss)	26.48	15.68	(45.08)	26.95	22.10
Total from investment operations	26.39	15.63	(44.29)	27.10	22.26
Distributions paid to shareholders from:
Net investment income	—	—	(0.81)	(0.18)	(0.17)
Net asset value, end of period	$102.32	$75.93	$60.30	$105.40	$78.48
Total return (b)	34.76%	25.92%	(42.32)%	34.55%	39.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,977,532	$2,646,045	$2,954,573	$6,239,449	$4,963,825
Ratio of total expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.07)%	0.96%	0.16%	0.24%
Portfolio turnover rate (c)	35%	34%	42%	33%	35%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Equity Opportunities ETF (FPXI)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.50	$35.71	$64.09	$56.64	$36.39
Income from investment operations:
Net investment income (loss)	0.40 (a)	0.21 (a)	0.54	0.40	0.11
Net realized and unrealized gain (loss)	10.03	2.91	(28.51)	7.39	20.32 (b)
Total from investment operations	10.43	3.12	(27.97)	7.79	20.43
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.33)	(0.41)	(0.34)	(0.18)
Net asset value, end of period	$48.50	$38.50	$35.71	$64.09	$56.64
Total return (c)	27.15%	8.72%	(43.78)%	13.73%	56.24% (b)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$145,507	$167,491	$321,421	$1,163,259	$356,803
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.90%	0.53%	0.74%	0.76%	0.38%
Portfolio turnover rate (d)	106%	133%	119%	118%	114%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Cybersecurity ETF (CIBR)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$45.44	$38.56	$48.80	$34.78	$27.63
Income from investment operations:
Net investment income (loss)	0.27 (a)	0.16 (a)	0.31	0.04	0.50
Net realized and unrealized gain (loss)	13.85	6.88	(10.25)	14.04	7.16
Total from investment operations	14.12	7.04	(9.94)	14.08	7.66
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.16)	(0.30)	(0.06)	(0.51)
Net asset value, end of period	$59.29	$45.44	$38.56	$48.80	$34.78
Total return (b)	31.12%	18.29%	(20.53)%	40.50%	28.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,601,960	$4,964,584	$4,731,083	$4,770,298	$2,178,988
Ratio of total expenses to average net assets	0.59%	0.59%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.50%	0.38%	0.63%	0.07%	1.54%
Portfolio turnover rate (c)	39%	30%	54%	35%	46%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.82	$17.10	$30.55	$24.88	$19.66
Income from investment operations:
Net investment income (loss)	0.41 (a)	0.30 (a)	0.36	0.25	0.22
Net realized and unrealized gain (loss)	6.06	3.72	(13.43)	5.75	5.30
Total from investment operations	6.47	4.02	(13.07)	6.00	5.52
Distributions paid to shareholders from:
Net investment income	(0.59)	(0.30)	(0.38)	(0.33)	(0.30)
Net asset value, end of period	$26.70	$20.82	$17.10	$30.55	$24.88
Total return (b)	31.38%	23.49%	(42.95)%	24.19%	28.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,005	$4,164	$5,131	$10,692	$2,488
Ratio of total expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.71%	1.42%	1.31%	0.51%	0.74%
Portfolio turnover rate (c)	107%	119%	118%	118%	63%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones International Internet ETF (FDNI)

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.97	$19.49	$39.96	$39.08	$21.02
Income from investment operations:
Net investment income (loss)	0.03 (a)	0.08 (a)	0.00 (a) (b)	(0.18)	(0.03)
Net realized and unrealized gain (loss)	8.58	1.49	(20.47)	1.13 (c)	18.40
Total from investment operations	8.61	1.57	(20.47)	0.95	18.37
Distributions paid to shareholders from:
Net investment income	(0.07)	(0.09)	—	(0.07)	(0.31)
Net asset value, end of period	$29.51	$20.97	$19.49	$39.96	$39.08
Total return (d)	41.14%	7.99%	(51.23)%	2.42%	88.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,311	$26,208	$29,232	$103,903	$48,850
Ratio of total expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.13%	0.37%	0.00% (e)	(0.55)%	(0.50)%
Portfolio turnover rate (f)	33%	65%	29%	34%	23%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Amount is less than 0.01%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

	Year Ended 9/30/2024	Period Ended 9/30/2023 (a)

Net asset value, beginning of period	$19.66	$19.81
Income from investment operations:
Net investment income (loss) (b)	0.62	0.49
Net realized and unrealized gain (loss)	3.94	(0.31)
Total from investment operations	4.56	0.18
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.33)
Net asset value, end of period	$23.71	$19.66
Total return (c)	23.28%	0.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,300	$2,949
Ratio of total expenses to average net assets	0.75%	0.75% (d)
Ratio of net investment income (loss) to average net assets	2.80%	4.11% (d)
Portfolio turnover rate (e)	22%	12%

(a)	Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
September 30, 2024
1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the sixteen funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)
First Trust Alerian Disruptive Technology Real Estate ETF – (NYSE Arca ticker “DTRE”)
First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)
First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”)
First Trust Alerian U.S. NextGen Infrastructure ETF – (NYSE Arca ticker “RBLD”)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (Nasdaq, Inc. (“Nasdaq”) ticker “GRID”)
First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)
First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)
First Trust Indxx NextG ETF – (Nasdaq ticker “NXTG”)
First Trust S-Network Future Vehicles & Technology ETF – (Nasdaq ticker “CARZ”)
First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”)
First Trust International Equity Opportunities ETF – (Nasdaq ticker “FPXI”)
First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)
First Trust IPOX® Europe Equity Opportunities ETF – (Nasdaq ticker “FPXE”)
First Trust Dow Jones International Internet ETF – (Nasdaq ticker “FDNI”)
First Trust Bloomberg Emerging Market Democracies ETF – (NYSE Arca ticker “EMDM”)
Each of DTRE, FAN, GRID, FTRI, FTAG, CARZ, FPXI, CIBR, FPXE, FDNI and EMDM operates as a non-diversified series of the Trust. Each of FDD, FGD, RBLD, NXTG and SKYY operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust STOXX® European Select Dividend Index Fund	STOXX® Europe Select Dividend 30 Index
First Trust Alerian Disruptive Technology Real Estate ETF	Alerian Disruptive Technology Real Estate Index
First Trust Dow Jones Global Select Dividend Index Fund	Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF	ISE Clean Edge Global Wind EnergyTM Index
First Trust Alerian U.S. NextGen Infrastructure ETF	Alerian U.S. NextGen Infrastructure Index
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq Clean Edge Smart Grid InfrastructureTM Index
First Trust Indxx Global Natural Resources Income ETF	Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF	Indxx Global Agriculture Index
First Trust Indxx NextG ETF	Indxx 5G & NextG Thematic IndexSM
First Trust S-Network Future Vehicles & Technology ETF	S-Network Electric & Future Vehicle Ecosystem Index
First Trust Cloud Computing ETF	ISE CTA Cloud ComputingTM Index
First Trust International Equity Opportunities ETF	IPOX® International Index
First Trust Nasdaq Cybersecurity ETF	Nasdaq CTA CybersecurityTM Index
First Trust IPOX® Europe Equity Opportunities ETF	IPOX®-100 Europe Index
First Trust Dow Jones International Internet ETF	Dow Jones International Internet Index
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Emerging Market Democracies Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2024, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. During the period ended September 30, 2024, Brown Brothers Harriman & Co. (“BBH”) acted as the securities lending agent for SKYY, RBLD, FTRI, NXTG, FPXI, FPXE, CIBR, GRID, and CARZ and was responsible for executing the lending of the portfolio securities to creditworthy borrowers. For FAN, and effective June 10, 2024 for SKYY, the Bank of New York Mellon (“BNY”) is the securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2024, FAN, GRID, FTRI, NXTG, CARZ, and CIBR had securities in the securities lending program. During the fiscal year ended September 30, 2024, FAN, RBLD, GRID, FTRI, NXTG, CARZ, SKYY, FPXI, CIBR, and FPXE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH or BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH or BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH or BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2024, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust STOXX® European Select Dividend Index Fund	$10,315,400	$—	$—
First Trust Alerian Disruptive Technology Real Estate ETF	457,041	—	—
First Trust Dow Jones Global Select Dividend Index Fund	35,000,288	—	—
First Trust Global Wind Energy ETF	2,828,785	—	—
First Trust Alerian U.S. NextGen Infrastructure ETF	120,587	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	15,201,118	—	—
First Trust Indxx Global Natural Resources Income ETF	9,644,266	—	—
First Trust Indxx Global Agriculture ETF	186,749	—	—
First Trust Indxx NextG ETF	7,852,793	—	—
First Trust S-Network Future Vehicles & Technology ETF	361,081	—	—
First Trust Cloud Computing ETF	—	—	—
First Trust International Equity Opportunities ETF	1,443,011	—	—
First Trust Nasdaq Cybersecurity ETF	29,884,371	—	—
First Trust IPOX® Europe Equity Opportunities ETF	101,436	—	—
First Trust Dow Jones International Internet ETF	76,231	—	—
First Trust Bloomberg Emerging Market Democracies ETF	160,950	—	—
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2023 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust STOXX® European Select Dividend Index Fund	$11,339,350	$—	$—
First Trust Alerian Disruptive Technology Real Estate ETF	637,446	—	—
First Trust Dow Jones Global Select Dividend Index Fund	39,597,608	—	—
First Trust Global Wind Energy ETF	4,348,626	—	—
First Trust Alerian U.S. NextGen Infrastructure ETF	97,141	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	10,318,462	—	—
First Trust Indxx Global Natural Resources Income ETF	15,107,267	—	—
First Trust Indxx Global Agriculture ETF	569,279	—	—
First Trust Indxx NextG ETF	6,776,282	—	—
First Trust S-Network Future Vehicles & Technology ETF	653,962	—	—
First Trust Cloud Computing ETF	—	—	—
First Trust International Equity Opportunities ETF	1,774,581	—	—
First Trust Nasdaq Cybersecurity ETF	18,090,451	—	—
First Trust IPOX® Europe Equity Opportunities ETF	74,090	—	—
First Trust Dow Jones International Internet ETF	121,095	—	—
First Trust Bloomberg Emerging Market Democracies ETF	26,281	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
As of September 30, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$1,991,073	$(92,943,876)	$10,673,946
First Trust Alerian Disruptive Technology Real Estate ETF	300,442	(8,091,995)	2,170,844
First Trust Dow Jones Global Select Dividend Index Fund	3,400,767	(222,746,234)	13,830,788
First Trust Global Wind Energy ETF	178,465	(77,918,292)	(30,431,334)
First Trust Alerian U.S. NextGen Infrastructure ETF	3,388	(8,616,117)	2,393,603
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	899,859	(48,636,189)	236,770,384
First Trust Indxx Global Natural Resources Income ETF	360,469	(108,843,358)	3,429,929
First Trust Indxx Global Agriculture ETF	6,123	(21,301,167)	(1,593,447)
First Trust Indxx NextG ETF	590,293	(7,356,966)	30,570,140
First Trust S-Network Future Vehicles & Technology ETF	106,733	(17,032,500)	810,746
First Trust Cloud Computing ETF	(2,133,515)	(1,576,915,743)	582,058,785
First Trust International Equity Opportunities ETF	269,273	(353,472,405)	29,189,765
First Trust Nasdaq Cybersecurity ETF	504,966	(762,474,714)	1,425,116,559
First Trust IPOX® Europe Equity Opportunities ETF	5,425	(3,841,355)	872,851
First Trust Dow Jones International Internet ETF	310,799	(20,489,528)	(5,264,042)
First Trust Bloomberg Emerging Market Democracies ETF	209,191	(84,123)	775,256
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds except EMDM, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For EMDM, the taxable periods ended 2023 and 2024 remain open to federal and state audit. As of September 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust STOXX® European Select Dividend Index Fund	$92,943,876
First Trust Alerian Disruptive Technology Real Estate ETF*	8,091,995
First Trust Dow Jones Global Select Dividend Index Fund	222,746,234
First Trust Global Wind Energy ETF	77,918,292
First Trust Alerian U.S. NextGen Infrastructure ETF	8,616,117
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	48,636,189

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
Non-Expiring Capital Loss Carryforwards
First Trust Indxx Global Natural Resources Income ETF	$108,843,358
First Trust Indxx Global Agriculture ETF	21,301,167
First Trust Indxx NextG ETF	7,356,966
First Trust S-Network Future Vehicles & Technology ETF	17,032,500
First Trust Cloud Computing ETF	1,576,915,743
First Trust International Equity Opportunities ETF	353,472,405
First Trust Nasdaq Cybersecurity ETF	762,474,714
First Trust IPOX® Europe Equity Opportunities ETF	3,841,355
First Trust Dow Jones International Internet ETF	20,489,528
First Trust Bloomberg Emerging Market Democracies ETF	84,123

*
$75,097 of First Trust Alerian Disruptive Technology Real Estate ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Carryforward Utilized
First Trust Alerian U.S. NextGen Infrastructure ETF	$362,412
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	2,982,172
First Trust Indxx NextG ETF	3,666,066
First Trust International Equity Opportunities ETF	9,469,566
First Trust IPOX® Europe Equity Opportunities ETF	172,798
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2024, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Cloud Computing ETF	$2,133,515	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust STOXX® European Select Dividend Index Fund	$(38,965)	$(1,791,400)	$1,830,365
First Trust Alerian Disruptive Technology Real Estate ETF	60,730	(728,837)	668,107
First Trust Dow Jones Global Select Dividend Index Fund	703,895	(5,650,328)	4,946,433
First Trust Global Wind Energy ETF	(46,131)	(1,775,135)	1,821,266
First Trust Alerian U.S. NextGen Infrastructure ETF	(428)	428	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	(20,331)	(47,954,189)	47,974,520

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Indxx Global Natural Resources Income ETF	$(82,058)	$(162,370)	$244,428
First Trust Indxx Global Agriculture ETF	(50,369)	1,812,208	(1,761,839)
First Trust Indxx NextG ETF	(379,257)	(28,303,517)	28,682,774
First Trust S-Network Future Vehicles & Technology ETF	(7,171)	(1,595,688)	1,602,859
First Trust Cloud Computing ETF	626,887	(202,527,535)	201,900,648
First Trust International Equity Opportunities ETF	(112,171)	(13,496,533)	13,608,704
First Trust Nasdaq Cybersecurity ETF	(1,351,127)	(511,676,305)	513,027,432
First Trust IPOX® Europe Equity Opportunities ETF	19,177	(421,225)	402,048
First Trust Dow Jones International Internet ETF	692	1,599,748	(1,600,440)
First Trust Bloomberg Emerging Market Democracies ETF	(8,776)	8,776	—
As of September 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$146,342,891	$20,480,426	$(9,813,338)	$10,667,088
First Trust Alerian Disruptive Technology Real Estate ETF	17,360,727	2,901,169	(729,419)	2,171,750
First Trust Dow Jones Global Select Dividend Index Fund	548,035,278	70,530,783	(56,775,019)	13,755,764
First Trust Global Wind Energy ETF	245,303,052	25,745,555	(56,184,760)	(30,439,205)
First Trust Alerian U.S. NextGen Infrastructure ETF	7,765,219	2,567,865	(174,262)	2,393,603
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	1,611,029,734	345,266,688	(108,548,015)	236,718,673
First Trust Indxx Global Natural Resources Income ETF	148,070,761	15,693,922	(11,963,751)	3,730,171
First Trust Indxx Global Agriculture ETF	7,837,703	713,374	(2,224,520)	(1,511,146)
First Trust Indxx NextG ETF	369,690,116	73,786,811	(42,307,445)	31,479,366
First Trust S-Network Future Vehicles & Technology ETF	36,121,615	6,976,126	(6,163,079)	813,047
First Trust Cloud Computing ETF	2,394,740,157	877,648,343	(295,589,558)	582,058,785
First Trust International Equity Opportunities ETF	116,082,547	30,198,979	(1,007,173)	29,191,806
First Trust Nasdaq Cybersecurity ETF	5,237,640,874	1,600,901,453	(175,792,277)	1,425,109,176
First Trust IPOX® Europe Equity Opportunities ETF	3,126,060	972,126	(99,660)	872,466
First Trust Dow Jones International Internet ETF	43,712,363	5,895,150	(11,159,498)	(5,264,348)
First Trust Bloomberg Emerging Market Democracies ETF	7,498,681	1,450,000	(616,626)	833,374
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust Dow Jones International Internet ETF, and First Trust Bloomberg Emerging Market Democracies ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust STOXX® European Select Dividend Index Fund	STOXX Limited
First Trust Alerian Disruptive Technology Real Estate ETF	VettaFi LLC
First Trust Dow Jones Global Select Dividend Index Fund	S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF	Nasdaq, Inc.
First Trust Alerian U.S. NextGen Infrastructure ETF	VettaFi LLC
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF	Indxx, Inc.
First Trust Indxx Global Agriculture ETF	Indxx, Inc.
First Trust Indxx NextG ETF	Indxx, Inc.
First Trust S-Network Future Vehicles & Technology ETF	VettaFi LLC
First Trust Cloud Computing ETF	Nasdaq, Inc.
First Trust International Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Nasdaq Cybersecurity ETF	Nasdaq, Inc.
First Trust IPOX® Europe Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Dow Jones International Internet ETF	S&P Dow Jones Indices LLC
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Index Services Limited
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	RBLD	SKYY	CIBR
Fund net assets up to and including $2.5 billion	0.65000%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%	0.540%	0.540%
Fund net assets greater than $15 billion	0.55250%	0.510%	0.510%

Breakpoints	DTRE	FTRI	FTAG	NXTG
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.7000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.6825%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.6650%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.6475%	0.6475%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.6300%	0.6300%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
Breakpoints	CARZ	FPXI	FPXE	FDNI
Fund net assets up to and including $2.5 billion	0.7000%	0.7000%	0.7000%	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.6825%	0.6825%	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.6650%	0.6650%	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.6475%	0.6475%	0.60125%
Fund net assets greater than $10 billion	0.6300%	0.6300%	0.6300%	0.58500%

Breakpoints	EMDM
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
For the First Trust STOXX® European Select Dividend Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, and First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%
Fund net assets greater than $10 billion	0.36%
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least January 31, 2026.

Expense Cap
First Trust STOXX® European Select Dividend Index Fund	0.60%
First Trust Dow Jones Global Select Dividend Index Fund	0.60%
First Trust Global Wind Energy ETF	0.60%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	0.70%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
4. Purchases and Sales of Securities
For the fiscal year ended September 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$69,484,754	$70,250,178
First Trust Alerian Disruptive Technology Real Estate ETF	5,697,758	5,493,407
First Trust Dow Jones Global Select Dividend Index Fund	204,478,397	227,703,003
First Trust Global Wind Energy ETF	38,979,567	40,659,778
First Trust Alerian U.S. NextGen Infrastructure ETF	2,267,717	2,252,571
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	213,816,796	154,311,024
First Trust Indxx Global Natural Resources Income ETF	134,527,571	137,301,592
First Trust Indxx Global Agriculture ETF	1,040,510	2,450,996
First Trust Indxx NextG ETF	66,648,566	76,032,210
First Trust S-Network Future Vehicles & Technology ETF	11,984,645	12,806,805
First Trust Cloud Computing ETF	1,012,022,543	1,014,522,554
First Trust International Equity Opportunities ETF	167,382,029	176,363,484
First Trust Nasdaq Cybersecurity ETF	2,408,488,206	2,407,705,482
First Trust IPOX® Europe Equity Opportunities ETF	4,563,553	4,599,666
First Trust Dow Jones International Internet ETF	9,909,850	9,364,295
First Trust Bloomberg Emerging Market Democracies ETF	4,129,505	1,409,738
For the fiscal year ended September 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$595,111	$41,163,424
First Trust Alerian Disruptive Technology Real Estate ETF	—	4,100,977
First Trust Dow Jones Global Select Dividend Index Fund	14,708,385	154,285,142
First Trust Global Wind Energy ETF	2,837,466	51,193,260
First Trust Alerian U.S. NextGen Infrastructure ETF	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	782,476,677	313,727,979
First Trust Indxx Global Natural Resources Income ETF	—	99,994,903
First Trust Indxx Global Agriculture ETF	989,250	5,929,056
First Trust Indxx NextG ETF	30,768,930	114,052,009
First Trust S-Network Future Vehicles & Technology ETF	—	10,174,804
First Trust Cloud Computing ETF	103,452,646	615,687,637
First Trust International Equity Opportunities ETF	—	51,325,845
First Trust Nasdaq Cybersecurity ETF	1,410,704,786	1,292,402,590
First Trust IPOX® Europe Equity Opportunities ETF	—	1,277,432
First Trust Dow Jones International Internet ETF	4,091,772	3,311,812
First Trust Bloomberg Emerging Market Democracies ETF	1,488,930	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective November 14, 2024, BNY replaced BBH as the securities lending agent for RBLD, FTRI, NXTG, FPXI, FPXE, CIBR, GRID, and CARZ.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of First Trust Exchange-Traded Fund II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust STOXX® European Select Dividend Index Fund, First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust Dow Jones International Internet ETF, and First Trust Bloomberg Emerging Market Democracies ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund II, including the portfolios of investments, as of September 30, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
First Trust STOXX® European Select Dividend Index Fund	For the years ended September 30, 2024, and 2023	For the years ended September 30, 2024, 2023, 2022, 2021, and 2020
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Global Wind Energy ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx Global Agriculture ETF
First Trust Indxx NextG ETF
First Trust S-Network Future Vehicles & Technology ETF
First Trust Cloud Computing ETF
First Trust International Equity Opportunities ETF
First Trust Nasdaq Cybersecurity ETF
First Trust IPOX® Europe Equity Opportunities ETF
First Trust Dow Jones International Internet ETF
First Trust Bloomberg Emerging Market Democracies ETF	For the year ended September 30, 2024, and for the period from March 2, 2023 (commencement of investment operations) through September 30, 2023

Report of Independent Registered Public Accounting Firm (Continued)
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 20, 2024
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended September 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal year ended September 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust Cloud Computing ETF (SKYY)
First Trust Dow Jones International Internet ETF (FDNI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx NextG ETF (NXTG)
First Trust International Equity Opportunities ETF (FPXI)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of FPXE was below the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to DTRE, the Board noted that during 2021, it approved changes to the Fund’s investment objective and, effective September 29, 2022, the Fund changed its name and ticker symbol and began tracking the Alerian Disruptive Technology Real Estate Index, and that the performance information included a blend of the old and new indexes. With respect to RBLD, the Board noted that during 2021, it approved changes to the Fund’s investment objective and, effective August 1, 2022, the Fund changed its name and ticker symbol and began tracking the Alerian U.S. NextGen Infrastructure Index, and that the performance information included a blend of the old and new indexes. With respect to CARZ, the Board noted that during

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
2021, it approved changes to the Fund’s investment objective and, effective January 26, 2022, the Fund changed its name and began tracking the S-Network Electric & Future Vehicle Ecosystem Index, and that the performance information included a blend of the old and new indexes. With respect to NXTG, the Board noted that during 2019, it approved changes to the Fund’s investment objective and, effective May 29, 2019, the Fund changed its name and ticker symbol and began tracking the Indxx 5G & NextG Thematic Index, and that the performance information included a blend of the old and new indexes. With respect to FTRI and FTAG, the Board noted that during 2015, shareholders of each Fund approved changes to each Fund’s investment objective and, effective December 18, 2015, each Fund changed its name and ticker symbol, FTRI began tracking the Indxx Global Natural Resources Income Index and FTAG began tracking the Indxx Global Agricultural Index, and that the performance information included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FDNI’s performance at the April 25, 2024 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
First Trust STOXX® European Select Dividend Index Fund (FDD)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s advisory fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2026. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund’s Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of FGD was below the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
their comparability. In considering the advisory fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of FGD’s performance at the April 25, 2024 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the advisory fee rate schedule for each Fund includes breakpoints pursuant to which the advisory fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. Because the Fund commenced operations on March 2, 2023 and therefore has a limited performance history, comparative performance information for the Fund was not reviewed.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
On the basis of all the information provided on the unitary fee for the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the period from inception through December 31, 2023 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2023. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund II funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2023, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $5,014,330. This figure is comprised of $220,586 paid (or to be paid) in fixed compensation and $4,793,744 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $2,504,893 paid (or to be paid) to senior management of First Trust Advisors L.P. and $2,509,437 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended September 30, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust STOXX® European Select Dividend Index Fund	0.00%
First Trust Alerian Disruptive Technology Real Estate ETF	0.00%
First Trust Dow Jones Global Select Dividend Index Fund	10.48%
First Trust Global Wind Energy ETF	18.51%
First Trust Alerian U.S. NextGen Infrastructure ETF	100.00%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	19.44%
First Trust Indxx Global Natural Resources Income ETF	15.55%
First Trust Indxx Global Agriculture ETF	27.13%
First Trust Indxx NextG ETF	18.83%
First Trust S-Network Future Vehicles & Technology ETF	43.26%
First Trust Cloud Computing ETF	0.00%
First Trust International Equity Opportunities ETF	0.00%
First Trust Nasdaq Cybersecurity ETF	100.00%
First Trust IPOX® Europe Equity Opportunities ETF	0.00%
First Trust Dow Jones International Internet ETF	0.00%
First Trust Bloomberg Emerging Market Democracies ETF	0.00%
For the taxable year ended September 30, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust STOXX® European Select Dividend Index Fund	90.00%
First Trust Alerian Disruptive Technology Real Estate ETF	4.10%
First Trust Dow Jones Global Select Dividend Index Fund	81.97%
First Trust Global Wind Energy ETF	100.00%
First Trust Alerian U.S. NextGen Infrastructure ETF	100.00%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	85.88%
First Trust Indxx Global Natural Resources Income ETF	84.88%
First Trust Indxx Global Agriculture ETF	100.00%
First Trust Indxx NextG ETF	70.01%
First Trust S-Network Future Vehicles & Technology ETF	100.00%
First Trust Cloud Computing ETF	0.00%
First Trust International Equity Opportunities ETF	82.68%
First Trust Nasdaq Cybersecurity ETF	100.00%
First Trust IPOX® Europe Equity Opportunities ETF	100.00%

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
Qualified Dividend Income
First Trust Dow Jones International Internet ETF	8.79%
First Trust Bloomberg Emerging Market Democracies ETF	38.08%
A portion of each of the Funds’ 2024 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September 30, 2024, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended (the “Code”), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
The following Funds meet the requirements of Section 853 of the Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2024, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust STOXX® European Select Dividend Index Fund	$11,406,891	$0.88	$364,098	$0.03
First Trust Dow Jones Global Select Dividend Index Fund	35,574,833	1.53	3,331,341	0.14
First Trust Global Wind Energy ETF	3,589,083	0.33	186,262	0.02
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	20,062,788	1.38	1,255,782	0.09
First Trust Indxx Global Natural Resources Income ETF	8,428,380	0.82	529,103	0.05
First Trust Indxx Global Agriculture ETF	249,308	1.04	72,126	0.30
First Trust Indxx NextG ETF	8,049,241	1.83	1,105,425	0.25
First Trust International Equity Opportunities ETF	2,729,070	0.91	218,661	0.07
First Trust IPOX® Europe Equity Opportunities ETF	109,816	0.73	11,415	0.08
First Trust Dow Jones International Internet ETF	219,676	0.16	1,493	0.00
First Trust Bloomberg Emerging Market Democracies ETF	255,325	0.73	25,825	0.07
Disclaimer
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
First Trust Bloomberg Emerging Market Democracies ETF
“Bloomberg®” and Bloomberg Emerging Market Democracies Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

Annual Financial Statements and Other Information
For the Period Ended September 30, 2024

First Trust Exchange-Traded Fund II
Book 2

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
First Trust Indxx Metaverse ETF (ARVR)
First Trust Emerging Markets Human Flourishing ETF (FTHF)

Table of Contents
First Trust Exchange-Traded Fund II
Annual Financial Statements and Other Information
September 30, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 11.6%
1,630	Exact Sciences Corp. (a)	$111,036
1,000	Myriad Genetics, Inc. (a)	27,390
850	Natera, Inc. (a)	107,908
501	Twist Bioscience Corp. (a)	22,635
826	Veracyte, Inc. (a)	28,117
		297,086
	Health Care Equipment & Supplies — 52.8%
424	Align Technology, Inc. (a)	107,832
1,438	Alphatec Holdings, Inc. (a)	7,995
2,901	Dexcom, Inc. (a)	194,483
326	Establishment Labs Holdings, Inc. (a)	14,106
1,347	Globus Medical, Inc., Class A (a)	96,364
1,238	Hologic, Inc. (a)	100,848
352	Inspire Medical Systems, Inc. (a)	74,290
496	Insulet Corp. (a)	115,444
408	Intuitive Surgical, Inc. (a)	200,438
279	iRhythm Technologies, Inc. (a)	20,713
471	Masimo Corp. (a)	62,798
533	PROCEPT BioRobotics Corp. (a)	42,704
584	QuidelOrtho Corp. (a)	26,630
821	ResMed, Inc.	200,423
679	Tandem Diabetes Care, Inc. (a)	28,796
350	TransMedics Group, Inc. (a)	54,950
		1,348,814
	Health Care Providers & Services — 5.6%
1,483	Guardant Health, Inc. (a)	34,020
2,404	Hims & Hers Health, Inc. (a)	44,282
1,636	LifeStance Health Group, Inc. (a)	11,452
1,345	NeoGenomics, Inc. (a)	19,839
1,144	Privia Health Group, Inc. (a)	20,832
819	Progyny, Inc. (a)	13,726
		144,151
	Health Care Technology — 11.4%
1,492	Doximity, Inc., Class A (a)	65,007
635	Schrodinger, Inc. (a)	11,779
2,041	Teladoc Health, Inc. (a)	18,736
929	Veeva Systems, Inc., Class A (a)	194,969
		290,491
	Insurance — 1.8%
2,193	Oscar Health, Inc., Class A (a)	46,514
Shares	Description	Value

	Life Sciences Tools & Services — 16.8%
1,090	10X Genomics, Inc., Class A (a)	$24,612
1,644	Adaptive Biotechnologies Corp. (a)	8,417
1,346	Cytek Biosciences, Inc. (a)	7,457
765	Illumina, Inc. (a)	99,764
800	IQVIA Holdings, Inc. (a)	189,576
2,200	QIAGEN N.V.	100,254
		430,080
	Total Common Stocks	2,557,136
	(Cost $2,541,480)
MONEY MARKET FUNDS — 0.1%
1,739	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (b)	1,739
	(Cost $1,739)

	Total Investments — 100.1%	2,558,875
	(Cost $2,543,219)
	Net Other Assets and Liabilities — (0.1)%	(1,339)
	Net Assets — 100.0%	$2,557,536

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,557,136	$ 2,557,136	$ —	$ —
Money Market Funds	1,739	1,739	—	—
Total Investments	$2,558,875	$2,558,875	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Communications Equipment — 1.2%
12,578	Sercomm Corp. (TWD)	$44,316
	Electronic Equipment, Instruments & Components — 5.4%
1,671	Amphenol Corp., Class A	108,882
78,193	AUO Corp. (TWD)	42,128
7,412	Sunny Optical Technology Group Co., Ltd. (HKD)	54,823
		205,833
	Entertainment — 32.4%
2,232	Capcom Co., Ltd. (JPY)	51,683
4,530	DeNA Co., Ltd. (JPY)	56,197
799	Electronic Arts, Inc.	114,608
2,482	GungHo Online Entertainment, Inc. (JPY)	53,206
4,936	Koei Tecmo Holdings Co., Ltd. (JPY)	56,821
2,362	Mixi, Inc. (JPY)	45,358
6,352	NetEase, Inc. (HKD)	122,973
178	Netflix, Inc. (b)	126,250
1,022	Netmarble Corp. (KRW) (b) (c) (d)	46,501
5,512	Nexon Co., Ltd. (JPY)	108,514
2,040	Nintendo Co., Ltd. (JPY)	108,384
3,015	ROBLOX Corp., Class A (b)	133,444
1,510	Square Enix Holdings Co., Ltd. (JPY)	59,833
767	Take-Two Interactive Software, Inc. (b)	117,896
1,864	Ubisoft Entertainment S.A. (EUR) (b)	20,957
		1,222,625
	Health Care Technology — 1.2%
4,851	Teladoc Health, Inc. (b)	44,532
	Household Durables — 3.0%
5,970	Sony Group Corp. (JPY)	115,371
	Interactive Media & Services — 9.1%
227	Meta Platforms, Inc., Class A	129,944
7,095	Snap, Inc., Class A (b)	75,917
2,400	Tencent Holdings Ltd. (HKD)	137,260
		343,121
	IT Services — 1.3%
1,476	Keywords Studios PLC (GBP)	48,071
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 23.8%
638	Advanced Micro Devices, Inc. (b)	$104,683
3,467	Intel Corp.	81,336
1,261	Microchip Technology, Inc.	101,246
892	Micron Technology, Inc.	92,509
912	NVIDIA Corp.	110,753
581	QUALCOMM, Inc.	98,799
2,750	STMicroelectronics N.V. (EUR)	81,550
630	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	109,412
581	Texas Instruments, Inc.	120,017
		900,305
	Software — 15.0%
208	Adobe, Inc. (b)	107,698
10,448	Matterport, Inc. (b)	47,016
255	Microsoft Corp.	109,727
191	Synopsys, Inc. (b)	96,720
2,751	Unity Software, Inc. (b)	62,228
2,052	Zoom Video Communications, Inc., Class A (b)	143,106
		566,495
	Technology Hardware, Storage & Peripherals — 7.3%
510	Apple, Inc.	118,830
54,339	Xiaomi Corp., Class B (HKD) (b) (c) (d)	157,274
		276,104
	Total Common Stocks	3,766,773
	(Cost $3,691,524)
MONEY MARKET FUNDS — 0.3%
10,197	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (e)	10,197
	(Cost $10,197)

	Total Investments — 100.0%	3,776,970
	(Cost $3,701,721)
	Net Other Assets and Liabilities — 0.0%	1,181
	Net Assets — 100.0%	$3,778,151

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
September 30, 2024
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	62.6%
JPY	17.4
HKD	12.5
EUR	2.7
TWD	2.3
GBP	1.3
KRW	1.2
Total	100.0%

Country Allocation†	% of Net Assets
United States	59.7%
Japan	17.3
Cayman Islands	12.5
Taiwan	5.2
Netherlands	2.2
United Kingdom	1.3
South Korea	1.2
France	0.6
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,766,773	$ 3,766,773	$ —	$ —
Money Market Funds	10,197	10,197	—	—
Total Investments	$3,776,970	$3,776,970	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
September 30, 2024

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Brazil — 19.0%
343,471	B3 S.A. - Brasil Bolsa Balcao (BRL)	$675,253
42,473	BB Seguridade Participacoes S.A. (BRL)	276,776
21,394	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	355,015
94,061	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	196,834
86,655	Gerdau S.A. (Preference Shares) (BRL)	303,818
303,387	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	2,010,996
340,769	Itausa S.A. (Preference Shares) (BRL)	692,460
287,352	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	1,899,434
53,665	PRIO S.A. (BRL)	426,842
74,990	Raia Drogasil S.A. (BRL)	350,881
94,837	WEG S.A. (BRL)	946,855
		8,135,164
	Cayman Islands — 0.3%
1,922	Airtac International Group (TWD)	55,450
993	Alchip Technologies Ltd. (TWD)	61,971
		117,421
	Chile — 0.6%
1,967,588	Banco de Chile (CLP)	250,953
	Czech Republic — 1.3%
14,023	CEZ A/S (CZK)	545,140
	Greece — 1.4%
112,490	Eurobank Ergasias Services and Holdings S.A. (EUR)	257,699
41,615	National Bank of Greece S.A. (EUR)	355,582
		613,281
	Mexico — 11.2%
34,543	Arca Continental S.A.B. de C.V. (MXN)	322,974
43,448	Coca-Cola Femsa S.A.B. de C.V. (MXN)	384,611
32,835	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	570,152
11,486	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	325,137
108,179	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	372,281
Shares	Description	Value

	Mexico (Continued)
161,713	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	$1,145,706
78,682	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	178,223
139,074	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	224,892
425,690	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	1,279,232
		4,803,208
	Philippines — 4.8%
125,490	Bank of the Philippine Islands (PHP)	302,542
118,740	BDO Unibank, Inc. (PHP)	334,792
50,540	SM Investments Corp. (PHP)	862,213
939,200	SM Prime Holdings, Inc. (PHP)	541,355
		2,040,902
	Poland — 7.0%
9,553	Bank Polska Kasa Opieki S.A. (PLN)	364,598
4,154	Dino Polska S.A. (PLN) (c) (d) (e)	378,490
11,851	KGHM Polska Miedz S.A. (PLN)	490,636
50,533	ORLEN S.A. (PLN)	733,510
40,130	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	583,652
25,854	Powszechny Zaklad Ubezpieczen S.A. (PLN)	282,654
1,515	Santander Bank Polska S.A. (PLN)	178,816
		3,012,356
	South Africa — 13.6%
32,667	Absa Group Ltd. (ZAR)	331,709
28,952	Aspen Pharmacare Holdings Ltd. (ZAR)	326,763
26,641	Bid Corp., Ltd. (ZAR)	682,697
27,339	Bidvest Group (The) Ltd. (ZAR)	463,295
3,802	Capitec Bank Holdings Ltd. (ZAR)	669,960
216,894	FirstRand Ltd. (ZAR)	1,042,698
44,806	Gold Fields Ltd. (ZAR)	697,161
22,206	Nedbank Group Ltd. (ZAR)	384,253
81,120	Sanlam Ltd. (ZAR)	413,171
57,424	Standard Bank Group Ltd. (ZAR)	805,481
		5,817,188
	South Korea — 18.4%
3,866	Celltrion, Inc. (KRW)	577,668
6,984	Hana Financial Group, Inc. (KRW)	314,032
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
September 30, 2024
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,436	Hyundai Mobis Co., Ltd. (KRW)	$238,839
7,504	Kakao Corp. (KRW)	207,440
8,162	KB Financial Group, Inc. (KRW)	504,937
5,813	Kia Corp. (KRW)	444,076
690	Krafton, Inc. (KRW) (c)	180,718
565	LG Energy Solution Ltd. (KRW) (c)	179,087
3,385	NAVER Corp. (KRW)	438,494
470	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	351,143
1,922	Samsung C&T Corp. (KRW)	202,532
1,259	Samsung Electro-Mechanics Co., Ltd. (KRW)	127,566
56,069	Samsung Electronics Co., Ltd. (KRW)	2,636,877
782	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	206,010
1,877	Samsung Life Insurance Co., Ltd. (KRW)	133,774
1,248	Samsung SDI Co., Ltd. (KRW)	361,221
813	Samsung SDS Co., Ltd. (KRW)	96,177
11,960	Shinhan Financial Group Co., Ltd. (KRW)	507,594
15,161	Woori Financial Group, Inc. (KRW)	179,701
		7,887,886
	Taiwan — 21.9%
7,022	Accton Technology Corp. (TWD)	118,045
6,529	Advantech Co., Ltd. (TWD)	66,329
9,015	Asustek Computer, Inc. (TWD)	157,531
59,620	Compal Electronics, Inc. (TWD)	62,735
254,999	CTBC Financial Holding Co., Ltd. (TWD)	277,186
26,903	Delta Electronics, Inc. (TWD)	323,467
10,995	E Ink Holdings, Inc. (TWD)	101,797
205,237	E.Sun Financial Holding Co., Ltd. (TWD)	181,913
986	eMemory Technology, Inc. (TWD)	81,942
160,112	First Financial Holding Co., Ltd. (TWD)	138,627
114,765	Fubon Financial Holding Co., Ltd. (TWD)	327,833
7,017	Gigabyte Technology Co., Ltd. (TWD)	57,317
3,055	Globalwafers Co. Ltd. (TWD)	43,923
140,537	Hua Nan Financial Holdings Co., Ltd. (TWD)	114,129
37,202	Inventec Corp. (TWD)	50,666
Shares	Description	Value

	Taiwan (Continued)
237,750	KGI Financial Holding Co., Ltd. (TWD)	$123,959
1,375	Largan Precision Co., Ltd. (TWD)	110,360
31,008	Lite-On Technology Corp. (TWD)	97,492
20,394	MediaTek, Inc. (TWD)	757,207
162,214	Mega Financial Holding Co., Ltd. (TWD)	201,444
9,945	Micro-Star International Co., Ltd. (TWD)	54,680
8,174	Novatek Microelectronics Corp. (TWD)	133,795
26,471	Pegatron Corp. (TWD)	86,155
38,842	Quanta Computer, Inc. (TWD)	324,026
6,681	Realtek Semiconductor Corp. (TWD)	99,434
59,022	Shanghai Commercial & Savings Bank Ltd. (The) (TWD)	71,991
160,669	SinoPac Financial Holdings Co., Ltd. (TWD)	123,117
178,247	Taishin Financial Holding Co., Ltd. (TWD)	103,637
148,554	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	121,579
140,968	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	4,262,916
17,530	Unimicron Technology Corp. (TWD)	79,766
158,127	United Microelectronics Corp. (TWD)	268,821
1,266	Wiwynn Corp. (TWD)	68,608
178,401	Yuanta Financial Holding Co., Ltd. (TWD)	178,703
		9,371,130
	Total Common Stocks	42,594,629
	(Cost $40,171,965)
MONEY MARKET FUNDS — 0.0%
25,405	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (f)	25,405
	(Cost $25,405)

	Total Investments — 99.5%	42,620,034
	(Cost $40,197,370)
	Net Other Assets and Liabilities — 0.5%	203,649
	Net Assets — 100.0%	$42,823,683

See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
September 30, 2024
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
TWD	22.3%
BRL	19.1
KRW	18.5
ZAR	13.6
MXN	11.3
PLN	7.1
PHP	4.8
EUR	1.4
CZK	1.3
CLP	0.6
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,594,629	$ 42,594,629	$ —	$ —
Money Market Funds	25,405	25,405	—	—
Total Investments	$42,620,034	$42,620,034	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
September 30, 2024

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Emerging Markets Human Flourishing ETF (FTHF)
ASSETS:
Investments, at value	$2,558,875	$3,776,970	$42,620,034
Foreign currency, at value	—	32	13,593
Receivables:
Dividends	9	2,976	201,011
Reclaims	—	249	15,427
Total Assets	2,558,884	3,780,227	42,850,065

LIABILITIES:
Investment advisory fees payable	1,348	2,076	26,382
Total Liabilities	1,348	2,076	26,382
NET ASSETS	$2,557,536	$3,778,151	$42,823,683

NET ASSETS consist of:
Paid-in capital	$2,683,315	$3,910,330	$40,516,826
Par value	1,500	1,000	18,000
Accumulated distributable earnings (loss)	(127,279)	(133,179)	2,288,857
NET ASSETS	$2,557,536	$3,778,151	$42,823,683
NET ASSET VALUE, per share	$17.05	$37.78	$23.79
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	100,002	1,800,002
Investments, at cost	$2,543,219	$3,701,721	$40,197,370
Foreign currency, at cost (proceeds)	$—	$31	$13,511
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations
For the Period Ended September 30, 2024

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Emerging Markets Human Flourishing ETF (FTHF) (a)
INVESTMENT INCOME:
Dividends	$2,287	$23,478	$1,515,579
Foreign withholding tax	—	(1,109)	(175,320)
Total investment income	2,287	22,369	1,340,259

EXPENSES:
Investment advisory fees	14,346	17,421	216,974
Total expenses	14,346	17,421	216,974
NET INVESTMENT INCOME (LOSS)	(12,059)	4,948	1,123,285

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(38,055)	(219,062)	(335,880)
In-kind redemptions	383,164	544,275	57,793
Foreign currency transactions	—	(231)	(59,674)
Net realized gain (loss)	345,109	324,982	(337,761)
Net change in unrealized appreciation (depreciation) on:
Investments	248,472	145,248	2,422,664
Foreign currency translation	—	(9)	574
Net change in unrealized appreciation (depreciation)	248,472	145,239	2,423,238
NET REALIZED AND UNREALIZED GAIN (LOSS)	593,581	470,221	2,085,477
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$581,522	$475,169	$3,208,762

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(12,059)	$(4,859)
Net realized gain (loss)	345,109	(46,835)
Net change in unrealized appreciation (depreciation)	248,472	60,999
Net increase (decrease) in net assets resulting from operations	581,522	9,305

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,566,924	824,516
Cost of shares redeemed	(5,295,678)	(837,447)
Net increase (decrease) in net assets resulting from shareholder transactions	1,271,246	(12,931)
Total increase (decrease) in net assets	1,852,768	(3,626)

NET ASSETS:
Beginning of period	704,768	708,394
End of period	$2,557,536	$704,768

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	50,002	50,002
Shares sold	450,000	50,000
Shares redeemed	(350,000)	(50,000)
Shares outstanding, end of period	150,002	50,002

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)		First Trust Emerging Markets Human Flourishing ETF (FTHF)
Year Ended 9/30/2024	Year Ended 9/30/2023	Period Ended 9/30/2024 (a)

$4,948	$4,894	$1,123,285
324,982	(45,922)	(337,761)
145,239	382,643	2,423,238
475,169	341,615	3,208,762

(3,710)	(3,940)	(867,321)

5,318,584	—	41,701,207
(3,466,788)	—	(1,218,965)
1,851,796	—	40,482,242
2,323,255	337,675	42,823,683

1,454,896	1,117,221	—
$3,778,151	$1,454,896	$42,823,683

50,002	50,002	—
150,000	—	1,850,002
(100,000)	—	(50,000)
100,002	50,002	1,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

	Year Ended September 30,		Period Ended 9/30/2022 (a)
	2024	2023
Net asset value, beginning of period	$14.09	$14.17	$20.44
Income from investment operations:
Net investment income (loss)	(0.09) (b)	(0.10) (b)	(0.10)
Net realized and unrealized gain (loss)	3.05	0.02	(6.17)
Total from investment operations	2.96	(0.08)	(6.27)
Net asset value, end of period	$17.05	$14.09	$14.17
Total return (c)	21.01%	(0.56)%	(30.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,558	$705	$708
Ratio of total expenses to average net assets	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	(0.55)%	(0.58)%	(0.61)% (d)
Portfolio turnover rate (e)	16%	18%	5%

(a)	Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Metaverse ETF (ARVR)

	Year Ended September 30,		Period Ended 9/30/2022 (a)
	2024	2023
Net asset value, beginning of period	$29.10	$22.34	$30.21
Income from investment operations:
Net investment income (loss)	0.07 (b)	0.10 (b)	0.06
Net realized and unrealized gain (loss)	8.66	6.74	(7.93)
Total from investment operations	8.73	6.84	(7.87)
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.08)	—
Net asset value, end of period	$37.78	$29.10	$22.34
Total return (c)	30.01%	30.66%	(26.05)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,778	$1,455	$1,117
Ratio of total expenses to average net assets	0.70%	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.20%	0.35%	0.28% (d)
Portfolio turnover rate (e)	39%	31%	11%

(a)	Inception date is April 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Emerging Markets Human Flourishing ETF (FTHF)

Period Ended 9/30/2024 (a)

Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.83
Net realized and unrealized gain (loss)	3.56
Total from investment operations	4.39
Distributions paid to shareholders from:
Net investment income	(0.60)
Net asset value, end of period	$23.79
Total return (c)	22.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$42,824
Ratio of total expenses to average net assets	0.75% (d)
Ratio of net investment income (loss) to average net assets	3.88% (d)
Portfolio turnover rate (e)	30%

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
September 30, 2024
1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a non-diversified series of the Trust.

First Trust Nasdaq Lux Digital Health Solutions ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “EKG”)
First Trust Indxx Metaverse ETF – (Nasdaq ticker “ARVR”)
First Trust Emerging Markets Human Flourishing ETF – (NYSE Arca, Inc. ticker “FTHF”)(1)

(1)	Commenced investment operations on October 30, 2023.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Lux Digital Health Solutions ETF	Nasdaq Lux Health TechTM Index
First Trust Indxx Metaverse ETF	Indxx Metaverse Index
First Trust Emerging Markets Human Flourishing ETF	Emerging Markets Human Flourishing Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—	$—
First Trust Indxx Metaverse ETF	3,710	—	—
First Trust Emerging Markets Human Flourishing ETF	867,321	—	—
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2023 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—	$—
First Trust Indxx Metaverse ETF	3,940	—	—
As of September 30, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$(8,024)	$(111,040)	$(8,215)
First Trust Indxx Metaverse ETF	23,586	(106,819)	(49,946)
First Trust Emerging Markets Human Flourishing ETF	248,367	(282,069)	2,322,559
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EKG and ARVR, the taxable years ended 2022, 2023 and 2024 remain open to federal and state audit. For FTHF, the taxable period ended 2024 remains open to federal and state audit. As of September 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Lux Digital Health Solutions ETF	$111,040
First Trust Indxx Metaverse ETF	106,819
First Trust Emerging Markets Human Flourishing ETF	282,069
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2024, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Nasdaq Lux Digital Health Solutions ETF	$8,024	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended September 30, 2024, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$7,716	$(381,586)	$373,870
First Trust Indxx Metaverse ETF	(72)	(469,402)	469,474
First Trust Emerging Markets Human Flourishing ETF	(59,155)	6,571	52,584
As of September 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$2,567,090	$350,624	$(358,839)	$(8,215)
First Trust Indxx Metaverse ETF	3,826,908	256,621	(306,559)	(49,938)
First Trust Emerging Markets Human Flourishing ETF	40,298,049	5,308,336	(2,986,351)	2,321,985
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EKG	ARVR	FTHF
Fund net assets up to and including $2.5 billion	0.65000%	0.7000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.6825%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.6650%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.6475%	0.69375%
Fund net assets greater than $10 billion	0.58500%	0.6300%	0.67500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended September 30, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$402,159	$409,861
First Trust Indxx Metaverse ETF	1,318,197	937,318
First Trust Emerging Markets Human Flourishing ETF	33,206,205	8,452,368
For the period ended September 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$6,564,257	$5,297,403
First Trust Indxx Metaverse ETF	4,915,816	3,452,660
First Trust Emerging Markets Human Flourishing ETF	16,106,937	410,622
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024
the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of First Trust Exchange-Traded Fund II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Nasdaq Lux Digital Health Solutions ETF, First Trust Indxx Metaverse ETF, and First Trust Emerging Markets Human Flourishing ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund II, including the portfolios of investments, as of September 30, 2024, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the periods listed in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust Nasdaq Lux Digital Health Solutions ETF	For the year ended September 30, 2024	For the years ended September 30, 2024, and 2023	For the years ended September 30, 2024, and 2023, and for the period from March 22, 2022 (commencement of investment operations) through September 30, 2022
First Trust Indxx Metaverse ETF			For the years ended September 30, 2024, and 2023, and for the period from April 19, 2022 (commencement of investment operations) through September 30, 2022
First Trust Emerging Markets Human Fluorishing ETF	For the period from October 30, 2023 (commencement of investment operations) through September 30, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 20, 2024
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended September 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal period ended September 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
First Trust Indxx Metaverse ETF (ARVR)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for the one-year period ended December 31, 2023 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2023 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
For the taxable period ended September 30, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Nasdaq Lux Digital Health Solutions ETF	0.00%
First Trust Indxx Metaverse ETF	52.02%
First Trust Emerging Markets Human Flourishing ETF	0.00%
For the taxable period ended September 30, 2024, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Nasdaq Lux Digital Health Solutions ETF	0.00%
First Trust Indxx Metaverse ETF	67.49%
First Trust Emerging Markets Human Flourishing ETF	58.86%
The following Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended and elects to pass through to its shareholders credit for foreign taxes paid. For the taxable period ended September 30, 2024, the total amounts of income received by the Fund from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust Emerging Markets Human Flourishing ETF	$1,515,579	$0.84	$170,215	$0.09
Disclaimer
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Other Information (Continued)
First Trust Exchange-Traded Fund II
September 30, 2024 (Unaudited)
First Trust Indxx Metaverse ETF
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Emerging Markets Human Flourishing ETF
“Bloomberg®” and Emerging Markets Human Flourishing Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 9, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 9, 2024

* Print the name and title of each signing officer under his or her signature.